UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number            811-22227

                                   IndexIQ ETF Trust
(Exact name of registrant as specified in charter)

800 Westchester Ave., Suite S-710
                                   Rye Brook, NY 10573
(Address of principal executive offices) (Zip code)

Adam S. Patti
IndexIQ Advisors LLC
800 Westchester Ave., Suite S-710
                                   Rye Brook, NY 10573
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-888-934-0777

Date of fiscal year end: April 30

Date of reporting period: October 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMI-ANNUAL REPORT    |   OCTOBER 31, 2016

IndexIQ ETF Trust

IQ Hedge Multi-Strategy Tracker ETF (QAI)
IQ Hedge Macro Tracker ETF (MCRO)
IQ Hedge Market Neutral Tracker ETF (QMN)
IQ Hedge Long/Short Tracker ETF (QLS)
IQ Hedge Event-Driven Tracker ETF (QED)
IQ Global Resources ETF (GRES)
IQ Merger Arbitrage ETF (MNA)
IQ Real Return ETF (CPI)
IQ Australia Small Cap ETF (KROO)
IQ Canada Small Cap ETF (CNDA)
IQ Global Agribusiness Small Cap ETF (CROP)
IQ Global Oil Small Cap ETF (IOIL)
IQ U.S. Real Estate Small Cap ETF (ROOF)
IQ 50 Percent Hedged FTSE International ETF (HFXI)
IQ 50 Percent Hedged FTSE Europe ETF (HFXE)
IQ 50 Percent Hedged FTSE Japan ETF (HFXJ)
IQ Leaders GTAA Tracker ETF (QGTA)
IQ Enhanced Core Bond U.S. ETF (AGGE)
IQ Enhanced Core Plus Bond U.S. ETF (AGGP)

The investment return and value of each of the Funds’ shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus and the statement of additional information include this and other relevant information about the Funds and are available by visiting www.IQetfs.com or by calling 1-888-934-0777. Read the prospectus carefully before investing.

Each of the Funds’ performance that is current to the most recent month-end is available by visiting www.IQetfs.com or by calling 1-888-934-0777.

You may obtain a description of the IndexIQ ETF Trust proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30 (available by August 31) without charge, upon request, by calling 1-888-934-0777 or by accessing the SEC’s website at www.sec.gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s web site at www.sec.gov. The Funds’ Forms N-Q also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Each Funds’ premium/discount information is available, free of charge, on the Funds’ website, www.IQetfs.com or by calling 1-888-934-0777.

The Funds are distributed by ALPS Distributors, Inc., which is not affiliated with IndexIQ or the Funds’ investment advisor.

IndexIQ® and IQ® are registered service marks of IndexIQ.

Help Preserve the Environment — Go Green!

With e-Delivery, you can:

•	Receive email notifications when your most recent shareholder communications are available for review.
•	Access prospectuses, annual reports and semiannual reports online.

It’s easy to enroll:

1.	Visit https://www.icsdelivery.com/live/
2.	Follow the simple enrollment instructions

If you have questions about IndexIQ e-Delivery services, contact a representative at 888-934-0777.

Shareholder Letter (unaudited)

Dear Shareholder:

We are pleased to present you with this semiannual report for IndexIQ ETF Trust for the six months ended October 31, 2016.

During the six-month reporting period ended October 31, 2016, the major factors affecting the financial markets were the U.K.’s surprise “leave” vote on membership in the European Union, popularly known as Brexit; the strengthening U.S. dollar versus a basket of major currencies; and anticipation of interest rate increases by the U.S. Federal Reserve (the Fed) amidst a backdrop of rising inflation and declining unemployment. The headline Consumer Price Index (CPI) rose 1.6% year over year before seasonal adjustment as of October 2016, its largest 12-month increase since October 2014. Core CPI, which excludes food and energy and which is the measure most closely monitored by the Fed, rose 2.1% for the 12 months ended October 31, 2016, driven mainly by price increases in medical care, housing and transportation. This, along with an unemployment rate that fell to 4.9% in October 2016, led to wider investor expectations for a single interest rate increase before the end of the calendar year.

With market volatility high but investor sentiment broadly optimistic, most asset classes produced positive returns during the semiannual period. U.S. equities generated solid gains, led by small-cap stocks. Particularly robust within the small-cap market segment was real estate, bolstered by some signs of a strengthening economy. Internationally, results were more mixed, with developed market equities declining modestly, but emerging-market equities outpacing both international developed markets and U.S. equities by a wide margin. Investment-grade bonds advanced, with corporate credit outperforming U.S. Treasury’s. Generally, U.S. bonds outperformed international bonds, in part supported by the rising U.S. dollar. Commodities as measured broadly fell a bit, though there was wide dispersion within the asset class. For example, oil performed particularly strongly, as its price rebounded from a low of $39.51 per barrel in August 2016 to a period-high of $51.60 per barrel in October 2016. Industrial metals also performed well, though precious metals, and in particular gold, posted negative returns. Given these conditions, broad hedge fund indices generally provided positive performance during the semiannual period.

On the following pages, you will find a schedule of investments and financial statements for each of the ETFs in the IndexIQ ETF Trust for the semiannual period. By managing the weightings of the various strategies offered by the ETFs within the IndexIQ ETF Trust, retail and institutional investors have the ability to build their own broadly diversified portfolio,* as measured both by asset class and geography. Equally important, we believe that the solutions provided by the ETFs of the IndexIQ ETF Trust give investors the opportunity to enhance portfolio construction in a liquid and transparent manner relative to typical alternative asset strategies.

We thank you for choosing IndexIQ ETF Trust, and we honor the responsibility you have placed on us. For more information on our broad array of alternative investment solutions, please visit us at iqetfs.com or call us at 888-934-0777.

Adam S. Patti
Chief Executive Officer

Registered Representative of NYLIFE Distributors, Inc.

*	Diversification does not eliminate the risk of experiencing investment loss.

Fund Expenses (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs on purchases and sales and (2) ongoing costs, including Advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. Shareholders may pay brokerage commissions on their purchase and sale of the Fund, which are not reflected in the example.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, in a particular Fund, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid for the Period 5/01/16 to 10/31/16” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying ETF investments in which each Fund invests. These expenses are not included in the table.

Hypothetical Example for Comparison Purposes

The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Funds will indirectly bear their pro rata share of the expenses incurred by the underlying fund investments in which the Funds invest. These expenses are not included in the table.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund Expenses (unaudited) (continued)

	Beginning Account Value	Ending Account Value 10/31/2016	Annualized Expense Ratios for the Period 5/01/16 to 10/31/16	Expenses[1] Paid for Period 5/01/16 to 10/31/16
IQ Hedge Multi-Strategy Tracker ETF
Actual	$1,000.00	$994.60	0.76%	$3.82
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.37	0.76%	$3.87

IQ Hedge Macro Tracker ETF
Actual	$1,000.00	$1,017.40	0.76%	$3.86
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.37	0.76%	$3.87

IQ Hedge Market Neutral Tracker ETF
Actual	$1,000.00	$1,000.40	0.76%	$3.83
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.37	0.76%	$3.87

IQ Hedge Long/Short Tracker ETF
Actual	$1,000.00	$1,007.60	0.78%	$3.95
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.27	0.78%	$3.97

IQ Hedge Event-Driven Tracker ETF
Actual	$1,000.00	$1,037.20	0.76%	$3.90
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.37	0.76%	$3.87

IQ Global Resources ETF
Actual	$1,000.00	$1,048.90	0.76%	$3.92
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.37	0.76%	$3.87

IQ Merger Arbitrage ETF
Actual	$1,000.00	$1,012.90	0.77%	$3.91
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.32	0.77%	$3.92

IQ Real Return ETF
Actual	$1,000.00	$1,001.80	0.49%	$2.47
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,022.74	0.49%	$2.50

IQ Australia Small Cap ETF
Actual	$1,000.00	$1,083.80	0.70%	$3.68
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57

IQ Canada Small Cap ETF
Actual	$1,000.00	$984.90	0.70%	$3.50
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57

IQ Global Agribusiness Small Cap ETF
Actual	$1,000.00	$1,039.10	0.76%	$3.91
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.37	0.76%	$3.87

IQ Global Oil Small Cap ETF
Actual	$1,000.00	$911.50	0.82%	$3.95
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.07	0.82%	$4.18

IQ U.S. Real Estate Small Cap ETF
Actual	$1,000.00	$1,060.10	0.70%	$3.63
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57

Fund Expenses (unaudited) (continued)

	Beginning Account Value	Ending Account Value 10/31/2016	Annualized Expense Ratios for the Period 5/01/16 to 10/31/16	Expenses[1] Paid for Period 5/01/16 to 10/31/16
IQ 50 Percent Hedged FTSE International ETF
Actual	$1,000.00	$1,028.00	0.36%	$1.84
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.39	0.36%	$1.84

IQ 50 Percent Hedged FTSE Europe ETF
Actual	$1,000.00	$1,013.60	0.46%	$2.33
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,022.89	0.46%	$2.35

IQ 50 Percent Hedged FTSE Japan ETF
Actual	$1,000.00	$1,053.60	0.46%	$2.38
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,022.89	0.46%	$2.35

IQ Leaders GTAA Tracker ETF
Actual	$1,000.00	$1,027.20	0.45%	$2.30
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,022.94	0.45%	$2.29

IQ Enhanced Core Bond U.S. ETF *
Actual	$1,000.00	$1,013.70	0.20%	$0.97
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.20	0.20%	$1.02

IQ Enhanced Core Plus Bond U.S. ETF *
Actual	$1,000.00	$1,016.90	0.20%	$0.97
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.20	0.20%	$1.02

*	Funds commenced operations on May 10th, 2016. Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the ending value for the period, multiplied by 175/365 (to reflect commencement of operation).
1	Unless otherwise indicated, expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/365 (to reflect the six-month period).

Portfolio Summaries

October 31, 2016 (unaudited)
SCHEDULES OF INVESTMENTS SUMMARY TABLE

IQ Hedge Multi-Strategy Tracker ETF

Net Assets ($ mil): $1,167.9

Industry	% of Net Assets
U.S. Short Term Treasury Bond Funds	34.6%
Money Market Fund	14.2
Convertible Bonds Fund	10.0
Investment Grade Corporate Bond Funds	7.3
International Bond Funds	6.3
U.S. Large Cap Value Funds	5.9
International Equity Core Funds	5.7
Floating Rate Funds	4.1
Aggregate Bond Funds	3.6
U.S. Small Cap Growth Funds	3.3
U.S. Large Cap Core Funds	3.2
Emerging Small Cap Equity Fund	2.4
International Small Cap Equity Funds	2.4
BRIC Equity Funds	2.4
U.S. Preferred Fund	2.3
U.S. Large Cap Growth Funds	1.4
High Yield Corporate Bond Funds	1.4
Japan Equity Fund	1.3
Volatility Fund	0.7
Europe Equity Funds	0.6
U.S. Small Cap Core Fund	0.6
Japanese Yen Fund	0.4
U.S. REITS Funds	0.2
Total Investments	114.3
Other Assets and Liabilities, Net	(14.3)
Total Net Assets	100.0%

IQ Hedge Macro Tracker ETF

Net Assets ($ mil): $10.0
Industry	% of Net Assets
U.S. Short Term Treasury Bond Funds	53.9%
Money Market Fund	25.8
International Bond Funds	9.8
Investment Grade Corporate Bond Funds	8.1
Emerging Small Cap Equity Fund	5.7
International Small Cap Equity Funds	5.6
BRIC Equity Funds	5.5
Treasury Inflation-Protected Securities Fund	2.9
Europe Equity Funds	2.7
U.S. Small Cap Core Fund	1.3
Japan Equity Fund	1.3
Currency Strategy Fund	1.1
U.S. Large Cap Value Funds	1.0
MLP Fund	0.3
Silver Fund	0.2
Gold Fund	0.2
Volatility Fund	0.1
Emerging Equity Funds	0.0 (a)
Total Investments	125.5
Other Assets and Liabilities, Net	(25.5)
Total Net Assets	100.0%

(a)	Less than 0.05%.

IQ Hedge Market Neutral Tracker ETF

Net Assets ($ mil): $14.0
Industry	% of Net Assets
U.S. Short Term Treasury Bond Funds	40.8%
Money Market Fund	24.9
Investment Grade Corporate Bond Funds	14.9
Aggregate Bond Funds	11.9
U.S. Large Cap Growth Funds	6.8
U.S. Small Cap Value Funds	6.6
Floating Rate Funds	5.1
Japan Equity Fund	3.3
Euro Fund	3.0
Convertible Bonds Fund	2.9
Europe Equity Funds	2.5
Currency Strategy Fund	1.9
Total Investments	124.6
Other Assets and Liabilities, Net	(24.6)
Total Net Assets	100.0%

See notes to financial statements.

Portfolio Summaries (continued)

October 31, 2016 (unaudited)

IQ Hedge Long/Short Tracker ETF

Net Assets ($ mil): $1.9
Industry	% of Net Assets
Money Market Fund	25.1%
U.S. Large Cap Value Funds	23.2
International Equity Core Funds	19.7
U.S. Small Cap Growth Funds	16.2
Investment Grade Corporate Bond Funds	13.2
U.S. Large Cap Core Funds	11.3
U.S. Preferred Fund	8.0
Floating Rate Funds	5.9
U.S. Short Term Treasury Bond Funds	1.5
Volatility Fund	0.9
Total Investments	125.0
Other Assets and Liabilities, Net	(25.0)
Total Net Assets	100.0%

IQ Hedge Event-Driven Tracker ETF

Net Assets ($ mil): $5.0
Industry	% of Net Assets
Aggregate Bond Funds	45.7%
Convertible Bonds Fund	45.5
U.S. Large Cap Growth Funds	8.7
Money Market Fund	0.1
Total Investments	100.0
Other Assets and Liabilities, Net	0.0 (a)
Total Net Assets	100.0%

(a)	Less than 0.05%.

IQ Global Resources ETF

Net Assets ($ mil): $151.6
Industry	% of Net Assets
Coal	20.9%
Grains Food Fiber	19.8
Livestock	15.9
Precious Metals	14.4
Money Market Fund	12.0
Energy	6.2
Industrial Metals	5.3
Timber	4.5
Water	2.1
Total Investments	101.1
Other Assets and Liabilities, Net	(1.1)
Total Net Assets	100.0%

IQ Merger Arbitrage ETF

Net Assets ($ mil): $134.0
Industry	% of Net Assets
Information Technology	32.8%
Materials	14.6
Health Care	14.4
Money Market Fund	10.9
Consumer Staples	6.3
Industrials	6.0
Energy	5.5
Consumer Discretionary	3.8
Financials	3.8
Real Estate	2.7
Utilities	2.1
Telecommunication Services	0.3
Total Investments	103.2
Other Assets and Liabilities, Net	(3.2)
Total Net Assets	100.0%

IQ Real Return ETF

Net Assets ($ mil): $26.8
Industry	% of Net Assets
U.S. Short Term Treasury Bond Funds	70.7%
Money Market Fund	23.4
U.S. Medium Term Treasury Bond Funds	10.0
U.S. Large Cap Core Funds	9.9
U.S. REITS Funds	9.3
Total Investments	123.3
Other Assets and Liabilities, Net	(23.3)
Total Net Assets	100.0%

IQ Australia Small Cap ETF

Net Assets ($ mil): $9.0

Industry	% of Net Assets
Materials	24.6%
Consumer Discretionary	22.0
Health Care	12.6
Industrials	12.5
Information Technology	8.6
Financials	8.3
Money Market Fund	8.2
Consumer Staples	7.2
Energy	3.8
Total Investments	107.8
Other Assets and Liabilities, Net	(7.8)
Total Net Assets	100.0%

See notes to financial statements.

Portfolio Summaries (continued)

October 31, 2016 (unaudited)
IQ Canada Small Cap ETF

Net Assets ($ mil): $10.7

Industry	% of Net Assets
Materials	33.1%
Energy	25.4
Money Market Fund	21.4
Industrials	12.4
Utilities	8.0
Consumer Discretionary	7.4
Consumer Staples	4.1
Financials	3.1
Health Care	2.2
Telecommunication Services	1.7
Information Technology	1.1
Real Estate	0.6
Total Investments	120.5
Other Assets and Liabilities, Net	(20.5)
Total Net Assets	100.0%

IQ Global Agribusiness Small Cap ETF

Net Assets ($ mil): $12.5

Industry	% of Net Assets
Crop Production and Farming	53.1%
Livestock Operations	21.7
Money Market Fund	13.3
Agricultural Chemicals	10.9
Agricultural Machinery	9.0
Agricultural Supplies and Logistics	4.5
Total Investments	112.5
Other Assets and Liabilities, Net	(12.5)
Total Net Assets	100.0%

IQ Global Oil Small Cap ETF

Net Assets ($ mil): $3.2

Industry	% of Net Assets
Equipment, Services & Drilling	47.6%
Exploration & Production	31.1
Money Market Fund	22.1
Refining & Marketing	20.9
Total Investments	121.7
Other Assets and Liabilities, Net	(21.7)
Total Net Assets	100.0%

IQ U.S. Real Estate Small Cap ETF

Net Assets ($ mil): $87.1
Industry	% of Net Assets
Retail REITs	19.1%
Office REITs	19.0
Diversified REITs	16.3
Mortgage REITs	15.7
Specialized REITs	11.5
Hotel REITs	11.4
Money Market Fund	7.4
Residential REITs	6.8
Total Investments	107.2
Other Assets and Liabilities, Net	(7.2)
Total Net Assets	100.0%

IQ 50 Percent Hedged FTSE International ETF

Net Assets ($ mil): $167.7

Industry	% of Net Assets
Financials	19.3%
Industrials	14.4
Consumer Discretionary	12.4
Consumer Staples	11.3
Health Care	10.4
Materials	8.1
Information Technology	6.7
Energy	4.8
Telecommunication Services	4.0
Real Estate	3.5
Utilities	3.3
Money Market Fund	1.2
Total Investments	99.4
Other Assets and Liabilities, Net	0.6
Total Net Assets	100.0%

See notes to financial statements.

Portfolio Summaries (continued)

October 31, 2016 (unaudited)
IQ 50 Percent Hedged FTSE Europe ETF

Net Assets ($ mil): $29.0
Industry	% of Net Assets
Financials	19.4%
Consumer Staples	14.5
Health Care	13.2
Industrials	12.9
Consumer Discretionary	10.9
Materials	8.2
Energy	7.2
Telecommunication Services	4.3
Information Technology	3.9
Utilities	3.9
Real Estate	1.6
Money Market Fund	1.5
Total Investments	101.5
Other Assets and Liabilities, Net	(1.5)
Total Net Assets	100.0%

IQ 50 Percent Hedged FTSE Japan ETF

Net Assets ($ mil): $26.0
Industry	% of Net Assets
Industrials	20.2%
Consumer Discretionary	20.1
Financials	12.4
Information Technology	10.3
Consumer Staples	8.7
Health Care	7.9
Materials	6.3
Telecommunication Services	4.6
Real Estate	3.1
Utilities	2.0
Energy	0.8
Money Market Fund	0.2
Total Investments	96.6
Other Assets and Liabilities, Net	3.4
Total Net Assets	100.0%

IQ Leaders GTAA Tracker ETF

Net Assets ($ mil): $33.1
Industry	% of Net Assets
U.S. Large Cap Core Funds	29.6%
Aggregate Bond Funds	24.6
Money Market Fund	19.4
International Equity Core Funds	19.0
High Yield Corporate Bond Funds	10.2
U.S. Medium Term Treasury Bond Funds	8.9
Emerging Equity Funds	7.0
Convertible Bonds Fund	1.0
Total Investments	119.7
Other Assets and Liabilities, Net	(19.7)
Total Net Assets	100.0%

IQ Enhanced Core Bond U.S. ETF

Net Assets ($ mil): $91.4
Industry	% of Net Assets
Mortgage Backed Securities	50.2%
Investment Grade Corporate Bond Funds	49.8
Money Market Fund	27.6
Total Investments	127.6
Other Assets and Liabilities, Net	(27.6)
Total Net Assets	100.0%

IQ Enhanced Core Plus Bond U.S. ETF

Net Assets ($ mil): $258.7

Industry	% of Net Assets
Mortgage Backed Securities	49.5%
Investment Grade Corporate Bond Funds	33.0
High Yield Corporate Bond Funds	14.6
Money Market Fund	13.6
International Bond Funds	3.0
Total Investments	113.7
Other Assets and Liabilities, Net	(13.7)
Total Net Assets	100.0%

See notes to financial statements.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF

October 31, 2016 (unaudited)
	Shares	Value

Exchange Traded Note — 0.7%
Volatility Fund — 0.7% iPATH S&P 500 VIX Short-Term Futures ETN*(a) (Cost $11,857,867)	229,413	$7,832,160

Investment Companies — 99.4%
Aggregate Bond Funds — 3.6%
iShares Core U.S. Aggregate Bond ETF(b)	209,321	23,297,427
SPDR Bloomberg Barclays Aggregate Bond ETF(a)	12,302	721,143
Vanguard Total Bond Market ETF(a)(b)	216,108	17,978,025
Total Aggregate Bond Funds		41,996,595

BRIC Equity Funds — 2.4%
iShares China Large-Cap ETF(a)	426,505	15,720,974
iShares MSCI China ETF(a)	186,779	8,791,688
SPDR S&P China ETF(a)	42,942	3,317,269
Total BRIC Equity Funds		27,829,931

Convertible Bonds Fund — 10.0%
SPDR Bloomberg Barclays Convertible Securities ETF(a)	2,561,007	116,986,800

Emerging Small Cap Equity Fund — 2.4%
SPDR S&P Emerging Markets SmallCap ETF†(a)	665,009	28,595,387

Europe Equity Funds — 0.6%
iShares Europe ETF	20,724	790,206
iShares MSCI Eurozone ETF	75,635	2,582,179
Vanguard FTSE Europe ETF	78,440	3,687,464
Total Europe Equity Funds		7,059,849

Floating Rate Funds — 4.1%
PowerShares Senior Loan Portfolio	1,797,901	41,675,345
SPDR Blackstone / GSO Senior Loan ETF	134,624	6,369,062
Total Floating Rate Funds		48,044,407

High Yield Corporate Bond Funds — 1.4%
iShares iBoxx $ High Yield Corporate Bond ETF(a)	107,113	9,213,860
SPDR Bloomberg Barclays High Yield Bond ETF(a)	183,521	6,654,472
Total High Yield Corporate Bond Funds		15,868,332

International Bond Funds — 6.3%
iShares J.P. Morgan USD Emerging Markets Bond ETF(a)	59,472	6,820,844
PowerShares Emerging Markets Sovereign Debt Portfolio	96,074	2,851,476
SPDR Citi International Government Inflation-Protected Bond ETF*(a)	384,849	21,259,059
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF(a)	1,999,877	37,537,691
WisdomTree Emerging Markets Local Debt Fund(a)	128,541	4,824,144
Total International Bond Funds		73,293,214

	Shares	Value
Investment Companies (continued)
International Equity Core Funds — 5.7%
iShares MSCI EAFE ETF	705,647	$40,800,510
Vanguard FTSE Developed Markets ETF(a)	699,042	25,522,023
Total International Equity Core Funds		66,322,533

International Small Cap Equity Funds — 2.4%
iShares MSCI EAFE Small-Cap ETF(a)	420,366	21,396,629
SPDR S&P International Small Cap ETF(a)	80,840	2,457,536
WisdomTree International SmallCap Dividend Fund(a)	67,365	4,048,637
Total International Small Cap Equity Funds		27,902,802

Investment Grade Corporate Bond Funds — 7.3%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)(b)	687,115	83,127,173
iShares U.S. Credit Bond ETF(a)	17,834	2,002,758
Total Investment Grade Corporate Bond Funds		85,129,931

Japan Equity Fund — 1.3%
iShares MSCI Japan ETF*	1,172,624	14,810,241

Japanese Yen Fund — 0.4%
CurrencyShares Japanese Yen Trust*(a)	52,957	4,873,633

U.S. Large Cap Core Funds — 3.2%
Financial Select Sector SPDR Fund	419,742	8,285,707
Technology Select Sector SPDR Fund	627,784	29,769,517
Total U.S. Large Cap Core Funds		38,055,224

U.S. Large Cap Growth Funds — 1.4%
Guggenheim S&P 500 Pure Growth ETF(a)	5,173	424,652
iShares Russell 1000 Growth ETF	69,792	7,100,638
iShares S&P 500 Growth ETF(a)	27,421	3,266,115
Vanguard Growth ETF(a)	46,591	5,096,124
Total U.S. Large Cap Growth Funds		15,887,529

U.S. Large Cap Value Funds — 5.9%
Guggenheim S&P 500 Pure Value ETF	14,817	775,077
iShares Russell 1000 Value ETF(a)	317,603	33,043,416
iShares S&P 500 Value ETF(a)	118,370	11,071,146
Vanguard Value ETF	284,558	24,486,216
Total U.S. Large Cap Value Funds		69,375,855

U.S. Preferred Fund — 2.3%
iShares U.S. Preferred Stock ETF(a)	690,130	26,880,564

U.S. REITS Funds — 0.2%
iShares U.S. Real Estate ETF(a)	4,002	306,713
SPDR Dow Jones REIT ETF	2,528	232,222
Vanguard REIT ETF	26,171	2,139,741
Total U.S. REITS Funds		2,678,676

See notes to financial statements.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

October 31, 2016 (unaudited)
	Shares	Value

Investment Companies (continued)
U.S. Short Term Treasury Bond Funds — 34.6%
iShares Short Treasury Bond ETF(a)	542,919	$59,959,974
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF*(a)	603,438	27,601,254
Vanguard Short-Term Bond ETF(b)	3,938,467	317,125,363
Total U.S. Short Term Treasury Bond Funds		404,686,591

U.S. Small Cap Core Fund — 0.6%
iShares Russell 2000 ETF(a)	59,187	7,013,659

U.S. Small Cap Growth Funds — 3.3%
iShares Russell 2000 Growth ETF(a)(b)	121,341	16,971,966
iShares S&P Small-Cap 600 Growth ETF(a)	67,490	8,773,025
Vanguard Small-Cap Growth ETF(a)	99,455	12,400,049
Total U.S. Small Cap Growth Funds		38,145,040
Total Investment Companies (Cost $1,148,319,812)		1,161,436,793

Short-Term Investment — 0.1%
Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.22%(c) (Cost $1,453,023)	1,453,023	1,453,023

	Shares	Value
Investment of Cash Collateral For Securities Loaned — 14.1%
Money Market Fund — 14.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.28%(d) (Cost $165,090,549)	165,090,549	$165,090,549
Total Investments — 114.3% (Cost $1,326,721,251)		1,335,812,525
Other Assets and Liabilities, Net — (14.3)%		(167,905,106)
Net Assets — 100.0%		$1,167,907,419

*	Non-income producing securities.
†	Affiliated Fund.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $190,375,554; total market value of collateral held by the Fund was $195,004,819. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $29,914,270.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $254,853,538.
(c)	Reflects the 7-day yield at October 31, 2016.
(d)	Reflects the 1-day yield at October 31, 2016.

Total return swap contracts outstanding at October 31, 2016:

Total Return Benchmark	Annual Financing Rate (Received) Paid %	Expiration Date	Notional Amount Long (Short)	Unrealized Appreciation (Depreciation)[1]
CurrencyShares Euro Trust	(2.64)	5/21/2018	$(50,233,241)	$—
CurrencyShares Japanese Yen Trust	1 .41	5/21/2018	1,466,222	—
Energy Select Sector SPDR Fund	(0.47)	5/21/2018	(21,768,528)	—
Financial Select Sector SPDR Fund	1.41	5/21/2018	2,492,826	—
Guggenheim S&P 500 Pure Growth ETF	1.41	5/21/2018	127,814	—
Guggenheim S&P 500 Pure Value ETF	1.41	5/21/2018	233,250	—
Health Care Select Sector SPDR Fund	(0.49)	5/21/2018	(80,899)	—
iPath Bloomberg Commodity Index Total Return ETN	(2.34)	5/21/2018	(2,359,703)	—
iPATH S&P 500 VIX Short-Term Futures ETN	1.41	5/21/2018	2,356,411	—
iShares 1-3 Year Treasury Bond ETF	(1.34)	5/21/2018	(12,094,671)	—
iShares China Large-Cap ETF	1.41	5/21/2018	4,729,801	—
iShares Core U.S. Aggregate Bond ETF	1.39	5/21/2018	7,009,340	—
iShares Edge MSCI Min Vol USA ETF	(1.59)	5/21/2018	(14,760,980)	—
iShares Europe ETF	1.41	5/21/2018	237,702	—
iShares iBoxx $ High Yield Corporate Bond ETF	1.41	5/21/2018	2,771,995	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.41	5/21/2018	25,009,832	—
iShares India 50 ETF	(4.09)	5/21/2018	(2,249,770)	—
iShares JP Morgan USD Emerging Markets Bond ETF	1.41	5/21/2018	2,052,148	—
iShares MSCI All Country Asia ex Japan ETF	(3.23)	5/21/2018	(10,762,681)	—
iShares MSCI Brazil Capped ETF	(1.22)	5/21/2018	(5,418,031)	—
iShares MSCI China ETF	1.41	5/21/2018	2,645,052	—
iShares MSCI EAFE ETF	1.41	5/21/2018	12,275,302	—
iShares MSCI EAFE Small-Cap ETF	1.41	5/21/2018	6,437,425	—
iShares MSCI Emerging Markets ETF	(0.49)	5/21/2018	(36,100,971)	—
iShares MSCI Eurozone ETF	1.41	5/21/2018	776,890	—
iShares MSCI India ETF	(0.09)	5/21/2018	(12,076,255)	—
iShares MSCI Japan ETF	1.41	5/21/2018	4,455,826	—
iShares MSCI Pacific ex Japan ETF	(4.08)	5/21/2018	(8,409,140)	—
iShares MSCI Russia Capped ETF	(2.84)	5/21/2018	(420,961)	—
iShares Russell 1000 Growth ETF	1.41	5/21/2018	2,136,337	—
iShares Russell 1000 Value ETF	1.41	5/21/2018	9,941,542	—
iShares Russell 2000 ETF	1.41	5/21/2018	2,110,130	—

See notes to financial statements.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

October 31, 2016 (unaudited)
Total return swap contracts outstanding at October 31, 2016:

Total Return Benchmark	Annual Financing Rate (Received) Paid %	Expiration Date	Notional Amount Long (Short)	Unrealized Appreciation (Depreciation)[1]
iShares Russell 2000 Growth ETF	1.41	5/21/2018	$5,106,234	$—
iShares Russell 2000 Value ETF	(1.56)	5/21/2018	(3,675,403)	—
iShares S&P 500 Growth ETF	1.41	5/21/2018	982,658	—
iShares S&P 500 Value ETF	1.41	5/21/2018	3,330,790	—
iShares S&P Small-Cap 600 Growth ETF	1.41	5/21/2018	2,639,317	—
iShares S&P Small-Cap 600 Value ETF	(3.06)	5/21/2018	(2,150,866)	—
iShares Short Treasury Bond ETF	1.41	5/21/2018	18,039,490	—
iShares Silver Trust	(0.64)	5/21/2018	(762,174)	—
iShares TIPS Bond ETF	(0.09)	5/21/2018	(9,146,568)	—
iShares U.S. Credit Bond ETF	1.40	5/21/2018	602,602	—
iShares U.S. Preferred Stock ETF	1.41	5/21/2018	8,087,305	—
iShares U.S. Real Estate ETF	1.41	5/21/2018	92,275	—
JPMorgan Alerian MLP Index ETN	(2.09)	5/21/2018	(912,880)	—
PowerShares DB Commodity Index Tracking Fund	(1.09)	5/21/2018	(6,795,849)	—
PowerShares DB G10 Currency Harvest Fund	(2.73)	5/21/2018	(20,943,597)	—
PowerShares DB Gold Fund	(3.09)	5/21/2018	(574,937)	—
PowerShares DB U.S. Dollar Index Bullish Fund	(3.08)	5/21/2018	(31,946,560)	—
PowerShares Emerging Markets Sovereign Debt Portfolio	1.41	5/21/2018	857,871	—
PowerShares S&P 500 Low Volatility Portfolio	(0.85)	5/21/2018	(7,235,502)	—
PowerShares Senior Loan Portfolio	1.41	5/21/2018	12,538,456	—
SPDR Blackstone / GSO Senior Loan ETF	1.41	5/21/2018	1,916,150	—
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	1.41	5/21/2018	8,304,097	—
SPDR Bloomberg Barclays Aggregate Bond ETF	1.39	5/21/2018	217,011	—
SPDR Bloomberg Barclays Convertible Securities ETF	1.41	5/21/2018	35,196,668	—
SPDR Bloomberg Barclays High Yield Bond ETF	1.41	5/21/2018	2,002,060	—
SPDR Citi International Government Inflation-Protected Bond ETF	1.41	5/21/2018	6,396,019	—
SPDR Dow Jones International Real Estate ETF	(2.09)	5/21/2018	(22,459,652)	—
SPDR Dow Jones REIT ETF	1.41	5/21/2018	69,905	—
SPDR S&P China ETF	1.41	5/21/2018	998,070	—
SPDR S&P Emerging Markets SmallCap ETF	1.41	5/21/2018	8,603,182	—
SPDR S&P International Small Cap ETF	1.41	5/21/2018	739,358	—
Technology Select Sector SPDR Fund	1.41	5/21/2018	8,956,405	—
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	1.41	5/21/2018	11,293,609	—
VanEck Vectors Russia ETF	(0.34)	5/21/2018	(2,065,780)	—
Vanguard FTSE Developed Markets ETF	1.41	5/21/2018	7,678,564	—
Vanguard FTSE Emerging Markets ETF	(0.34)	5/21/2018	(50,310,784)	—
Vanguard FTSE Europe ETF	1.41	5/21/2018	1,109,389	—
Vanguard FTSE Pacific ETF	(0.96)	5/21/2018	(11,242,946)	—
Vanguard Growth ETF	1.41	5/21/2018	1,533,179	—
Vanguard REIT ETF	1.41	5/21/2018	643,778	—
Vanguard Short-Term Bond ETF	1.41	5/21/2018	95,410,322	—
Vanguard Small-Cap Growth ETF	1.41	5/21/2018	3,730,675	—
Vanguard Small-Cap Value ETF	(3.07)	5/21/2018	(4,391,094)	—
Vanguard Total Bond Market ETF	1.39	5/21/2018	5,408,847	—
Vanguard Value ETF	1.41	5/21/2018	7,366,999	—
WisdomTree Emerging Markets Local Debt Fund	1.41	5/21/2018	1,451,398	—
WisdomTree International SmallCap Dividend Fund	1.41	5/21/2018	1,218,107	—
				$—

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives from, or pays to, the counterparty, depending upon the total return of the benchmark and the agreed-upon financing rate.

1	Reflects a reset date of October 31, 2016.

See notes to financial statements.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

October 31, 2016 (unaudited)
The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2016. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2		Level 3	Total
Investments in Securities:(a)
Exchange Traded Notes	$7,832,160	$—		$—	$7,832,160
Investment Companies	1,161,436,793	—		—	1,161,436,793
Short-Term Investment:
Money Market Fund	1,453,023	—		—	1,453,023
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	165,090,549	—		—	165,090,549
Total Investments in Securities	1,335,812,525	—		—	1,335,812,525
Other Financial Instruments:
Swap Contracts	—	—	(b)	—	—
Total Investments in Securities and Other Financial Instruments	$1,335,812,525	$—		$—	$1,335,812,525

Liability Valuation Inputs

Description	Level 1	Level 2		Level 3	Total
Other Financial Instruments:
Swap Contracts	$—	$—	(b)	$—	$—
Total Other Financial Instruments	$—	$—		$—	$—

(a)	For a complete listing of investments and their industries, see the Schedules of Investments.
(b)	Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended October 31, 2016, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedules of Investments — IQ Hedge Macro Tracker ETF

October 31, 2016 (unaudited)
	Shares	Value

Exchange Traded Notes — 0.4%
MLP Fund — 0.3%
JPMorgan Alerian MLP Index ETN	992	$29,899

Volatility Fund — 0.1%
iPATH S&P 500 VIX Short-Term Futures ETN*(a)	282	9,627
Total Exchange Traded Notes (Cost $41,152)		39,526

Investment Companies — 99.3%
BRIC Equity Funds — 5.5%
iShares China Large-Cap ETF(a)	8,520	314,047
iShares MSCI China ETF	3,731	175,618
SPDR S&P China ETF	858	66,281
Total BRIC Equity Funds		555,946

Currency Strategy Fund — 1.1%
PowerShares DB G10 Currency Harvest Fund*(a)	4,531	114,362

Emerging Equity Funds — 0.0%(b)
iShares MSCI Emerging Markets ETF	49	1,820
Vanguard FTSE Emerging Markets ETF	67	2,529
Total Emerging Equity Funds		4,349

Emerging Small Cap Equity Fund — 5.7%
SPDR S&P Emerging Markets SmallCap ETF(a)	13,285	571,255

Europe Equity Funds — 2.7%
iShares Europe ETF	782	29,818
iShares MSCI Eurozone ETF	2,853	97,401
Vanguard FTSE Europe ETF(a)	2,959	139,103
Total Europe Equity Funds		266,322

Gold Fund — 0.2%
PowerShares DB Gold Fund*	456	18,833

International Bond Funds — 9.8%
iShares JP Morgan USD Emerging Markets Bond ETF	848	97,257
PowerShares Emerging Markets Sovereign Debt Portfolio	1,371	40,692
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	39,951	749,880
WisdomTree Emerging Markets Local Debt Fund(a)	2,568	96,377
Total International Bond Funds		984,206

International Small Cap Equity Funds — 5.6%
iShares MSCI EAFE Small-Cap ETF(a)	8,398	427,458
SPDR S&P International Small Cap ETF(a)	1,615	49,096
WisdomTree International SmallCap Dividend Fund(a)	1,346	80,895
Total International Small Cap Equity Funds		557,449

	Shares	Value
Investment Companies (continued)
Investment Grade Corporate Bond Funds — 8.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)(c)	6,568	$794,597
iShares U.S. Credit Bond ETF(a)	170	19,091
Total Investment Grade Corporate Bond Funds		813,688

Japan Equity Fund — 1.3%
iShares MSCI Japan ETF*	9,976	125,997

Silver Fund — 0.2%
iShares Silver Trust*(a)	1,471	24,963

Treasury Inflation-Protected Securities Fund — 2.9%
iShares TIPS Bond ETF	2,492	288,723

U.S. Large Cap Value Funds — 1.0%
Guggenheim S&P 500 Pure Value ETF	21	1,098
iShares Russell 1000 Value ETF	458	47,650
iShares S&P 500 Value ETF(a)	171	15,994
Vanguard Value ETF	411	35,367
Total U.S. Large Cap Value Funds		100,109

U.S. Short Term Treasury Bond Funds — 53.9%
iShares 1-3 Year Treasury Bond ETF	4,495	381,850
iShares Short Treasury Bond ETF(a)	6,723	742,488
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF*(a)	7,472	341,769
Vanguard Short-Term Bond ETF(a)(c)	48,990	3,944,675
Total U.S. Short Term Treasury Bond Funds		5,410,782

U.S. Small Cap Core Fund — 1.3%
iShares Russell 2000 ETF(a)	1,099	130,231
Total Investment Companies (Cost $10,168,119)		9,967,215

Short-Term Investment — 0.2%
Money Market Fund — 0.2%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.22%(d) (Cost $24,174)	24,174	24,174

See notes to financial statements.

Schedules of Investments — IQ Hedge Macro Tracker ETF (continued)

October 31, 2016 (unaudited)
	Shares	Value

Investment of Cash Collateral For Securities Loaned — 25.6%
Money Market Fund — 25.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.28%(e) (Cost $2,570,894)	2,570,894	$2,570,894
Total Investments — 125.5% (Cost $12,804,339)		12,601,809
Other Assets and Liabilities, Net — (25.5)%		(2,567,781)
Net Assets — 100.0%		$10,034,028

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $2,512,771; total market value of collateral held by the Fund was $2,570,894.
(b)	Less than 0.05%.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $2,050,170.
(d)	Reflects the 7-day yield at October 31, 2016.
(e)	Reflects the 1-day yield at October 31, 2016.

Total return swap contracts outstanding at October 31, 2016:

Total Return Benchmark	Annual Financing Rate (Received) Paid %	Expiration Date	Notional Amount Long (Short)	Unrealized Appreciation (Depreciation)[1]
CurrencyShares Euro Trust	(2.64)	4/09/2018	$(805,322)	$—
CurrencyShares Japanese Yen Trust	(1.81)	4/09/2018	(243,880)	—
Guggenheim S&P 500 Pure Value ETF	1.41	5/21/2018	314	—
iPath Bloomberg Commodity Index Total Return ETN	(2.34)	4/09/2018	(51,831)	—
iPATH S&P 500 VIX Short-Term Futures ETN	1.41	5/21/2018	2,629	—
iShares 1-3 Year Treasury Bond ETF	1.09	5/21/2018	103,979	—
iShares China Large-Cap ETF	1.06	5/21/2018	85,552	—
iShares Europe ETF	1.41	5/21/2018	8,122	—
iShares iBoxx $ High Yield Corporate Bond ETF	(1.49)	4/09/2018	(216,770)	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.41	5/21/2018	216,433	—
iShares India 50 ETF	(4.08)	4/09/2018	(36,897)	—
iShares JP Morgan USD Emerging Markets Bond ETF	1.41	5/21/2018	26,493	—
iShares MSCI Brazil Capped ETF	(1.19)	4/09/2018	(119,020)	—
iShares MSCI China ETF	1.18	5/21/2018	47,823	—
iShares MSCI EAFE Small-Cap ETF	1.41	5/21/2018	116,408	—
iShares MSCI Emerging Markets ETF	1.41	5/21/2018	483	—
iShares MSCI Eurozone ETF	1.41	5/21/2018	26,527	—
iShares MSCI India ETF	(0.64)	4/09/2018	(198,140)	—
iShares MSCI Japan ETF	1.41	5/21/2018	34,316	—
iShares MSCI Russia Capped ETF	(2.84)	4/09/2018	(9,254)	—
iShares Russell 1000 Growth ETF	(0.72)	4/09/2018	(7,936)	—
iShares Russell 1000 Value ETF	1.41	5/21/2018	13,005	—
iShares Russell 2000 ETF	1.41	5/21/2018	35,432	—
iShares S&P 500 Growth ETF	(1.59)	4/09/2018	(3,692)	—
iShares S&P 500 Value ETF	1.41	5/21/2018	4,396	—
iShares Short Treasury Bond ETF	1.30	5/21/2018	202,216	—
iShares Silver Trust	1.41	5/21/2018	6,805	—
iShares TIPS Bond ETF	1.41	5/21/2018	78,669	—
iShares U.S. Credit Bond ETF	1.41	5/21/2018	5,166	—
iShares U.S. Real Estate ETF	(0.74)	4/09/2018	(15,328)	—
JPMorgan Alerian MLP Index ETN	1.41	5/21/2018	8,138	—
PowerShares DB Commodity Index Tracking Fund	(1.09)	4/09/2018	(149,271)	—
PowerShares DB G10 Currency Harvest Fund	1.41	5/21/2018	31,146	—
PowerShares DB Gold Fund	1.41	5/21/2018	5,121	—
PowerShares Emerging Markets Sovereign Debt Portfolio	1.41	5/21/2018	11,071	—
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	1.41	5/21/2018	93,081	—
SPDR Bloomberg Barclays High Yield Bond ETF	(0.90)	4/09/2018	(156,571)	—
SPDR Dow Jones International Real Estate ETF	(2.08)	4/09/2018	(493,331)	—
SPDR Dow Jones REIT ETF	(1.31)	4/09/2018	(11,666)	—
SPDR S&P China ETF	1.14	5/21/2018	18,077	—
SPDR S&P Emerging Markets SmallCap ETF	1.10	5/21/2018	155,617	—
SPDR S&P International Small Cap ETF	1.10	5/21/2018	13,376	—
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	1.15	5/21/2018	204,255	—
VanEck Vectors Russia ETF	(0.34)	4/09/2018	(45,372)	—
Vanguard FTSE Emerging Markets ETF	1.41	5/21/2018	680	—
Vanguard FTSE Europe ETF	1.41	5/21/2018	37,890	—

See notes to financial statements.

Schedules of Investments — IQ Hedge Macro Tracker ETF (continued)

October 31, 2016 (unaudited)
Total return swap contracts outstanding at October 31, 2016:

Total Return Benchmark	Annual Financing Rate (Received) Paid %	Expiration Date	Notional Amount Long (Short)	Unrealized Appreciation (Depreciation)[1]
Vanguard Growth ETF	(0.84)	4/09/2018	$(5,688)	$—
Vanguard REIT ETF	(0.14)	4/09/2018	(107,106)	—
Vanguard Short-Term Bond ETF	1.31	5/21/2018	1,053,604	—
Vanguard Value ETF	1.41	5/21/2018	9,638	—
WisdomTree Emerging Markets Local Debt Fund	1.03	5/21/2018	26,233	—
WisdomTree International SmallCap Dividend Fund	1.11	5/21/2018	22,057	—
				$—

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives from, or pays to, the counterparty, depending upon the total return of the benchmark and the agreed-upon financing rate.

1	Reflects a reset date of October 31, 2016.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2016. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2		Level 3	Total
Investments in Securities:(a)
Exchange Traded Notes	$39,526	$—		$—	$39,526
Investment Companies	9,967,215	—		—	9,967,215
Short-Term Investment:
Money Market Fund	24,174	—		—	24,174
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	2,570,894	—		—	2,570,894
Total Investments in Securities	12,601,809	—		—	12,601,809
Other Financial Instruments:
Swap Contracts	—	—	(b)	—	—
Total Investments in Securities and Other Financial Instruments	$12,601,809	$—		$—	$12,601,809

Liability Valuation Inputs

Description	Level 1	Level 2		Level 3	Total
Other Financial Instruments:
Swap Contracts	$—	$—	(b)	$—	$—
Total Other Financial Instruments	$—	$—		$—	$—

(a)	For a complete listing of investments and their industries, see the Schedules of Investments.
(b)	Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended October 31, 2016, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedules of Investments — IQ Hedge Market Neutral Tracker ETF

October 31, 2016 (unaudited)
	Shares	Value

Investment Companies — 99.7%
Aggregate Bond Funds — 11.9%
iShares Core U.S. Aggregate Bond ETF	8,285	$922,121
SPDR Bloomberg Barclays Aggregate Bond ETF	487	28,548
Vanguard Total Bond Market ETF(a)	8,554	711,607
Total Aggregate Bond Funds		1,662,276

Convertible Bond Fund — 2.9%
SPDR Bloomberg Barclays Convertible Securities ETF	8,885	405,867

Currency Strategy Fund — 1.9%
PowerShares DB G10 Currency Harvest Fund*(b)	10,742	271,128

Euro Fund — 3.0%
CurrencyShares Euro Trust*(b)	3,981	424,972

Europe Equity Funds — 2.5%
iShares Europe ETF	1,046	39,884
iShares MSCI Eurozone ETF	3,817	130,312
Vanguard FTSE Europe ETF	3,958	186,066
Total Europe Equity Funds		356,262

Floating Rate Funds — 5.1%
PowerShares Senior Loan Portfolio(b)	26,753	620,134
SPDR Blackstone / GSO Senior Loan ETF	2,003	94,762
Total Floating Rate Funds		714,896

Investment Grade Corporate Bond Funds — 14.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	16,902	2,044,804
iShares U.S. Credit Bond ETF	439	49,300
Total Investment Grade Corporate Bond Funds		2,094,104

Japan Equity Fund — 3.3%
iShares MSCI Japan ETF	36,315	458,658

U.S. Large Cap Growth Funds — 6.8%
Guggenheim S&P 500 Pure Growth ETF	309	25,366
iShares Russell 1000 Growth ETF	4,160	423,238
iShares S&P 500 Growth ETF	1,634	194,626
Vanguard Growth ETF	2,777	303,748
Total U.S. Large Cap Growth Funds		946,978

	Shares	Value
Investment Companies (continued)
U.S. Short Term Treasury Bond Funds — 40.8%
iShares Short Treasury Bond ETF(a)(b)	7,677	$847,848
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF*(b)	8,533	390,300
Vanguard Short-Term Bond ETF(a)	55,691	4,484,239
Total U.S. Short Term Treasury Bond Funds		5,722,387

U.S. Small Cap Value Funds — 6.6%
iShares Russell 2000 Value ETF(b)	3,270	331,840
iShares S&P Small-Cap 600 Value ETF(b)	1,617	194,266
Vanguard Small-Cap Value ETF	3,691	396,524
Total U.S. Small Cap Value Funds		922,630
Total Investment Companies (Cost $13,840,637)		13,980,158

Short-Term Investment — 0.3%
Money Market Fund — 0.3%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.22%(c) (Cost $35,936)	35,936	35,936

Investment of Cash Collateral For Securities Loaned — 24.6%
Money Market Fund — 24.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.28%(d) (Cost $3,447,269)	3,447,269	3,447,269
Total Investments — 124.6% (Cost $17,323,842)		17,463,363
Other Assets and Liabilities, Net — (24.6)%		(3,438,563)
Net Assets — 100.0%		$14,024,800

*	Non-income producing securities.
(a)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $3,479,908.
(b)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $3,387,668; total market value of collateral held by the Fund was $3,467,893. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $20,624.
(c)	Reflects the 7-day yield at October 31, 2016.
(d)	Reflects the 1-day yield at October 31, 2016.

See notes to financial statements.

Schedules of Investments — IQ Hedge Market Neutral Tracker ETF (continued)

October 31, 2016 (unaudited)

Total return swap contracts outstanding at October 31, 2016:

Total Return Benchmark	Annual Financing Rate (Received) Paid %	Expiration Date	Notional Amount Long (Short)	Unrealized Appreciation (Depreciation)[1]
CurrencyShares Euro Trust	1.22	5/21/2018	$127,993	$—
Guggenheim S&P 500 Pure Growth ETF	1.41	5/21/2018	7,634	—
iShares Core U.S. Aggregate Bond ETF	1.29	5/21/2018	277,805	—
iShares Edge MSCI Min Vol USA ETF	(1.59)	4/09/2018	(433,008)	—
iShares Europe ETF	1.41	5/21/2018	12,011	—
iShares iBoxx $ High Yield Corporate Bond ETF	(1.49)	4/09/2018	(113,030)	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.36	5/21/2018	616,030	—
iShares MSCI All Country Asia ex Japan ETF	(3.39)	4/09/2018	(315,693)	—
iShares MSCI Emerging Markets ETF	(0.49)	4/09/2018	(521,334)	—
iShares MSCI Eurozone ETF	1.41	5/21/2018	39,261	—
iShares MSCI Japan ETF	1.41	5/21/2018	138,172	—
iShares MSCI Pacific ex Japan ETF	(4.06)	4/09/2018	(246,672)	—
iShares Russell 1000 Growth ETF	1.41	5/21/2018	127,480	—
iShares Russell 1000 Value ETF	(1.09)	4/09/2018	(103,728)	—
iShares Russell 2000 Growth ETF	(1.09)	4/09/2018	(253,305)	—
iShares Russell 2000 Value ETF	1.41	5/21/2018	99,958	—
iShares S&P 500 Growth ETF	1.41	5/21/2018	58,602	—
iShares S&P 500 Value ETF	(1.59)	4/09/2018	(34,793)	—
iShares S&P Small-Cap 600 Growth ETF	(1.34)	4/09/2018	(130,900)	—
iShares S&P Small-Cap 600 Value ETF	1.41	5/21/2018	58,508	—
iShares Short Treasury Bond ETF	1.23	5/21/2018	255,448	—
iShares US Credit Bond ETF	1.29	5/21/2018	14,824	—
PowerShares DB G10 Currency Harvest Fund	1.12	5/21/2018	81,677	—
PowerShares DB US Dollar Index Bullish Fund	(3.07)	4/09/2018	(410,609)	—
PowerShares S&P 500 Low Volatility Portfolio	(0.84)	4/09/2018	(212,253)	—
PowerShares Senior Loan Portfolio	1.14	5/21/2018	186,831	—
SPDR Blackstone / GSO Senior Loan ETF	1.17	5/21/2018	28,528	—
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	1.18	5/21/2018	117,598	—
SPDR Bloomberg Barclays Aggregate Bond ETF	1.11	5/21/2018	8,617	—
SPDR Bloomberg Barclays Convertible Securities ETF	1.32	5/21/2018	122,285	—
SPDR Bloomberg Barclays High Yield Bond ETF	(0.67)	4/09/2018	(81,621)	—
Vanguard FTSE Emerging Markets ETF	(0.34)	4/09/2018	(726,537)	—
Vanguard FTSE Europe ETF	1.41	5/21/2018	56,036	—
Vanguard FTSE Pacific ETF	(0.94)	4/09/2018	(329,810)	—
Vanguard Growth ETF	1.41	5/21/2018	91,551	—
Vanguard Short-Term Bond ETF	1.23	5/21/2018	1,343,637	—
Vanguard Small-Cap Growth ETF	(0.84)	4/09/2018	(185,025)	—
Vanguard Small-Cap Value ETF	1.41	5/21/2018	119,462	—
Vanguard Total Bond Market ETF	1.06	5/21/2018	214,381	—
Vanguard Value ETF	(0.97)	4/09/2018	(76,843)	—
				$—

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives from, or pays to, the counterparty, depending upon the total return of the benchmark and the agreed-upon financing rate.

1	Reflects a reset date of October 31, 2016.

See notes to financial statements.

Schedules of Investments — IQ Hedge Market Neutral Tracker ETF (continued)

October 31, 2016 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2016. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2		Level 3	Total
Investments in Securities:(a)
Investment Companies	$13,980,158	$—		$—	$13,980,158
Short-Term Investment:
Money Market Fund	35,936	—		—	35,936
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	3,447,269	—		—	3,447,269
Total Investments in Securities	17,463,363	—		—	17,463,363
Other Financial Instruments:
Swap Contracts	—	—	(b)	—	—
Total Investments in Securities and Other Financial Instruments	$17,463,363	$—		$—	$17,463,363

Liability Valuation Inputs

Description	Level 1	Level 2		Level 3	Total
Other Financial Instruments:
Swap Contracts	$—	$—	(b)	$—	$—
Total Other Financial Instruments	$—	$—		$—	$—

(a)	For a complete listing of investments and their industries, see the Schedules of Investments.
(b)	Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended October 31, 2016, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedules of Investments — IQ Hedge Long/Short Tracker ETF

October 31, 2016 (unaudited)

	Shares	Value

Exchange Traded Note — 0.9%
Volatility Fund — 0.9%
iPATH S&P 500 VIX Short-Term Futures ETN*(a) (Cost $29,901)	493	$16,831

Investment Companies — 99.0%
Floating Rate Funds — 5.9%
PowerShares Senior Loan Portfolio(b)	4,185	97,008
SPDR Blackstone / GSO Senior Loan ETF	313	14,808
Total Floating Rate Funds		111,816

International Equity Core Funds — 19.7%
iShares MSCI EAFE ETF(b)	3,990	230,702
Vanguard FTSE Developed Markets ETF(a)	3,953	144,324
Total International Equity Core Funds		375,026

Investment Grade Corporate Bond Funds — 13.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)(b)	2,028	245,349
iShares U.S. Credit Bond ETF	53	5,952
Total Investment Grade Corporate Bond Funds		251,301

U.S. Large Cap Core Funds — 11.3%
Financial Select Sector SPDR Fund	2,373	46,843
Technology Select Sector SPDR Fund(b)	3,550	168,341
Total U.S. Large Cap Core Funds		215,184

U.S. Large Cap Value Funds — 23.2%
Guggenheim S&P 500 Pure Value ETF	94	4,917
iShares Russell 1000 Value ETF	2,023	210,473
iShares S&P 500 Value ETF(a)	754	70,522
Vanguard Value ETF	1,812	155,922
Total U.S. Large Cap Value Funds		441,834

U.S. Preferred Fund — 8.0%
iShares U.S. Preferred Stock ETF(a)	3,902	151,983

U.S. Short Term Treasury Bond Funds — 1.5%
iShares Short Treasury Bond ETF(a)	39	4,307
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF*(a)	43	1,967
Vanguard Short-Term Bond ETF	280	22,546
Total U.S. Short Term Treasury Bond Funds		28,820

	Shares	Value
Investment Companies (continued)
U.S. Small Cap Growth Funds — 16.2%
iShares Russell 2000 Growth ETF(a)	977	$136,653
iShares S&P Small-Cap 600 Growth ETF(a)	543	70,584
Vanguard Small-Cap Growth ETF(a)	801	99,869
Total U.S. Small Cap Growth Funds		307,106
Total Investment Companies (Cost $1,843,984)		1,883,070

Short-Term Investment — 0.2%
Money Market Fund — 0.2%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.22%(c) (Cost $3,478)	3,478	3,478

Investment of Cash Collateral For Securities Loaned — 24.9%
Money Market Fund — 24.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.28%(d) (Cost $472,978)	472,978	472,978
Total Investments — 125.0% (Cost $2,350,341)		2,376,357
Other Assets and Liabilities, Net — (25.0)%		(474,033)
Net Assets — 100.0%		$1,902,324

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $617,470; total market value of collateral held by the Fund was $632,139. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $159,161.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $685,520.
(c)	Reflects the 7-day yield at October 31, 2016.
(d)	Reflects the 1-day yield at October 31, 2016.

See notes to financial statements.

Schedules of Investments — IQ Hedge Long/Short Tracker ETF (continued)

October 31, 2016 (unaudited)

Total return swap contracts outstanding at October 31, 2016:

Total Return Benchmark	Annual Financing Rate (Received) Paid %	Expiration Date	Notional Amount Long (Short)	Unrealized Appreciation (Depreciation)[1]
Energy Select Sector SPDR Fund	(0.47)	3/28/2017	$(72,806)	$—
Financial Select Sector SPDR Fund	1.41	3/28/2017	14,094	—
Guggenheim S&P 500 Pure Value ETF	1.40	3/28/2017	1,465	—
Health Care Select Sector SPDR Fund	(0.49)	3/28/2017	(269)	—
iPATH S&P 500 VIX Short-Term Futures ETN	1.41	3/28/2017	5,053	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.38	3/28/2017	73,798	—
iShares MSCI EAFE ETF	1.41	3/28/2017	69,442	—
iShares MSCI Emerging Markets ETF	(0.49)	3/28/2017	(49,582)	—
iShares Russell 1000 Growth ETF	(0.72)	3/28/2017	(90,549)	—
iShares Russell 1000 Value ETF	1.40	3/28/2017	63,360	—
iShares Russell 2000 Growth ETF	1.41	3/28/2017	41,122	—
iShares Russell 2000 Value ETF	(1.31)	3/28/2017	(64,947)	—
iShares S&P 500 Growth ETF	(1.59)	3/28/2017	(41,689)	—
iShares S&P 500 Value ETF	1.41	3/28/2017	21,231	—
iShares S&P Small-Cap 600 Growth ETF	1.41	3/28/2017	21,188	—
iShares S&P Small-Cap 600 Value ETF	(2.99)	3/28/2017	(37,964)	—
iShares Short Treasury Bond ETF	1.41	3/28/2017	1,325	—
iShares U.S. Credit Bond ETF	1.40	3/28/2017	1,797	—
iShares U.S. Preferred Stock ETF	1.41	3/28/2017	45,727	—
PowerShares Senior Loan Portfolio	1.40	3/28/2017	29,184	—
SPDR Blackstone / GSO Senior Loan ETF	1.38	3/28/2017	4,447	—
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	1.41	3/28/2017	595	—
Technology Select Sector SPDR Fund	1.41	3/28/2017	50,645	—
Vanguard FTSE Developed Markets ETF	1.41	3/28/2017	43,410	—
Vanguard FTSE Emerging Markets ETF	(0.34)	3/28/2017	(69,083)	—
Vanguard Growth ETF	(0.84)	3/28/2017	(64,972)	—
Vanguard Short-Term Bond ETF	1.41	3/28/2017	6,764	—
Vanguard Small-Cap Growth ETF	1.41	3/28/2017	30,048	—
Vanguard Small-Cap Value ETF	(2.82)	3/28/2017	(77,564)	—
Vanguard Value ETF	1.41	3/28/2017	46,897	—
				$—

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives from, or pays to, the counterparty, depending upon the total return of the benchmark and the agreed-upon financing rate.

1	Reflects a reset date of October 31, 2016.

See notes to financial statements.

Schedules of Investments — IQ Hedge Long/Short Tracker ETF (continued)

October 31, 2016 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2016. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2		Level 3	Total
Investments in Securities:(a)
Exchange Traded Notes	$16,831	$—		$—	$16,831
Investment Companies	1,883,070	—		—	1,883,070
Short-Term Investment:
Money Market Fund	3,478	—		—	3,478
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	472,978	—		—	472,978
Total Investments in Securities	2,376,357	—		—	2,376,357
Other Financial Instruments:
Swap Contracts	—	—	(b)	—	—
Total Investments in Securities and Other Financial Instruments	$2,376,357	$—		$—	$2,376,357

Liability Valuation Inputs

Description	Level 1	Level 2		Level 3	Total
Other Financial Instruments:
Swap Contracts	$—	$—	(b)	$—	$—
Total Other Financial Instruments	$—	$—		$—	$—

(a)	For a complete listing of investments and their industries, see the Schedules of Investments.
(b)	Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended October 31, 2016, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedules of Investments — IQ Hedge Event-Driven Tracker ETF

October 31, 2016 (unaudited)

	Shares	Value

Investment Companies — 99.9%
Aggregate Bond Funds — 45.7%
iShares Core U.S. Aggregate Bond ETF	11,455	$1,274,942
SPDR Bloomberg Barclays Aggregate Bond ETF	673	39,451
Vanguard Total Bond Market ETF(a)	11,826	983,805
Total Aggregate Bond Funds		2,298,198

Convertible Bonds Fund — 45.5%
SPDR Bloomberg Barclays Convertible Securities ETF(b)	50,100	2,288,568

U.S. Large Cap Growth Funds — 8.7%
Guggenheim S&P 500 Pure Growth ETF	143	11,739
iShares Russell 1000 Growth ETF	1,935	196,867
iShares S&P 500 Growth ETF	760	90,524
Vanguard Growth ETF	1,291	141,209
Total U.S. Large Cap Growth Funds		440,339
Total Investment Companies (Cost $5,078,124)		5,027,105

	Shares	Value
Short-Term Investment — 0.1%
Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.22%(c) (Cost $7,270)	7,270	$7,270
Total Investments — 100.0% (Cost $5,085,394)		5,034,375
Other Assets and Liabilities, Net — (0.0)%(d)		(3,805)
Net Assets — 100.0%		$5,030,570

(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $964,089; total market value of collateral held consisted of non-cash U.S. Treasury securities having a value of $983,653.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $301,488.
(c)	Reflects the 7-day yield at October 31, 2016.
(d)	Less than 0.05%.

Total return swap contracts outstanding at October 31, 2016:

Total Return Benchmark	Annual Financing Rate (Received) Paid %	Expiration Date	Notional Amount Long (Short)	Unrealized Appreciation (Depreciation)[1]
Guggenheim S&P 500 Pure Growth ETF	1.38	3/28/2017	$1,149	$—
iShares Core U.S. Aggregate Bond ETF	1.39	3/28/2017	123,654	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	(0.19)	3/28/2017	(357,617)	—
iShares MSCI Emerging Markets ETF	(0.49)	3/28/2017	(50,882)	—
iShares Russell 1000 Growth ETF	1.39	3/28/2017	19,127	—
iShares S&P 500 Growth ETF	1.39	3/28/2017	8,814	—
iShares U.S. Credit Bond ETF	(5.02)	3/28/2017	(8,647)	—
SPDR Bloomberg Barclays Aggregate Bond ETF	1.39	3/28/2017	3,810	—
SPDR Bloomberg Barclays Convertible Securities ETF	1.39	3/28/2017	221,913	—
Vanguard FTSE Emerging Markets ETF	(0.34)	3/28/2017	(70,895)	—
Vanguard Growth ETF	1.39	3/28/2017	13,673	—
Vanguard Total Bond Market ETF	1.39	3/28/2017	95,419	—
				$—

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives from, or pays to, the counterparty, depending upon the total return of the benchmark and the agreed-upon financing rate.

1	Reflects a reset date of October 31, 2016.

See notes to financial statements.

Schedules of Investments — IQ Hedge Event-Driven Tracker ETF (continued)

October 31, 2016 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2016. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2		Level 3	Total
Investments in Securities:(a)
Investment Companies	$5,027,105	$—		$—	$5,027,105
Short-Term Investment:
Money Market Fund	7,270	—		—	7,270
Total Investments in Securities	5,034,375	—		—	5,034,375
Other Financial Instruments:
Swap Contracts	—	—	(b)	—	—
Total Investments in Securities and Other Financial Instruments	$5,034,375	$—		$—	$5,034,375

Liability Valuation Inputs

Description	Level 1	Level 2		Level 3	Total
Other Financial Instruments:
Swap Contracts	$—	$—	(b)	$—	$—
Total Other Financial Instruments	$—	$—		$—	$—

(a)	For a complete listing of investments and their industries, see the Schedules of Investments.
(b)	Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended October 31, 2016, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedules of Investments — IQ Global Resources ETF

October 31, 2016 (unaudited)

	Shares	Value

Common Stocks — 89.1%
Australia — 4.4%
BHP Billiton Ltd.	112,475	$1,974,511
Evolution Mining Ltd.	198,343	341,100
Fortescue Metals Group Ltd.	66,715	279,217
Newcrest Mining Ltd.	90,107	1,546,870
Northern Star Resources Ltd.	72,867	230,664
OceanaGold Corp.	76,876	235,174
South32 Ltd.	114,534	223,987
Washington H Soul Pattinson & Co., Ltd.	79,947	967,287
Whitehaven Coal Ltd.*	349,428	805,669
Total Australia		6,604,479

Canada — 10.4%
Agnico Eagle Mines Ltd.	27,953	1,420,749
Alamos Gold, Inc., Class A	33,056	259,466
B2Gold Corp.*(a)	118,892	344,190
Barrick Gold Corp.	147,964	2,605,447
Canadian Natural Resources Ltd.	4,686	148,840
Detour Gold Corp.*	21,048	401,565
Eldorado Gold Corp.*	88,491	279,289
Enbridge, Inc.	3,921	169,449
First Quantum Minerals Ltd.(a)	14,964	142,243
Goldcorp, Inc.	103,296	1,569,960
HudBay Minerals, Inc.	138,288	582,971
Imperial Oil Ltd.	3,676	119,311
Kinross Gold Corp.*	151,050	587,182
Lundin Mining Corp.*	15,740	61,656
Maple Leaf Foods, Inc.	43,241	985,646
New Gold, Inc.*(a)	64,391	254,153
Norbord, Inc.	11,644	274,104
Pan American Silver Corp.(a)	19,094	305,162
Silver Wheaton Corp.	52,968	1,277,318
Stella-Jones, Inc.	9,537	338,714
Suncor Energy, Inc.	6,576	197,489
Teck Resources Ltd., Class B	12,137	262,255
TransCanada Corp.	2,970	134,556
Turquoise Hill Resources Ltd.*(a)	703,913	2,182,130
West Fraser Timber Co., Ltd.	11,274	386,273
Yamana Gold, Inc.	118,783	424,526
Total Canada		15,714,644

Chile — 0.1%
Antofagasta PLC	20,688	137,151

China — 15.6%
Aluminum Corp. of China Ltd., Class H*(a)	327,251	121,535
Beijing Enterprises Water Group Ltd.*(a)	269,122	195,382
China Agri-Industries Holdings Ltd.*	727,286	285,105
China Coal Energy Co., Ltd., Class H*	4,583,317	2,600,514
China Petroleum & Chemical Corp., Class H	498,308	363,055
China Resources Power Holdings Co., Ltd.	1,558,120	2,648,152
China Shenhua Energy Co., Ltd., Class H	6,810,792	14,175,153
CNOOC Ltd.	194,515	247,569
Jiangxi Copper Co. Ltd., Class H	76,662	90,553
PetroChina Co., Ltd., Class H	785,628	540,985

	Shares	Value
Common Stocks (continued)
China (continued)
Yanzhou Coal Mining Co., Ltd., Class H(a)	1,648,072	$1,221,998
Zhaojin Mining Industry Co., Ltd., Class H	365,712	369,728
Zijin Mining Group Co., Ltd., Class H	2,652,513	834,591
Total China		23,694,320

Finland — 2.0%
Stora Enso OYJ, Class R	107,276	1,013,090
UPM-Kymmene OYJ	74,594	1,733,523
Valmet OYJ	19,684	291,945
Total Finland		3,038,558

France — 0.7%
Suez	17,668	279,379
TOTAL SA	10,193	488,508
Veolia Environnement SA	17,309	377,206
Total France		1,145,093

Germany — 0.5%
Suedzucker AG	28,390	726,367

Hong Kong — 0.7%
C.P. Pokphand Co., Ltd.	7,855,943	1,002,906
Hong Kong & China Gas Co., Ltd.	54,642	107,102
Total Hong Kong		1,110,008

Indonesia — 0.1%
Sakari Resources Ltd.*(b)(c)	240,456	119,200

Italy — 0.1%
Eni SpA	15,524	224,800

Japan — 3.9%
Daio Paper Corp.	21,333	256,195
Itoham Yonekyu Holdings, Inc.*	81,777	779,755
Mitsubishi Materials Corp.	2,754	79,015
Mitsui & Co., Ltd.	8,400	116,546
NH Foods Ltd.	71,739	1,716,247
Nichirei Corp.	20,953	458,400
Nippon Paper Industries Co., Ltd.	16,336	305,936
Nisshin Seifun Group, Inc.	46,588	686,285
Oji Holdings Corp.	140,758	596,063
Sumitomo Metal Mining Co., Ltd.	11,829	153,033
Yamazaki Baking Co., Ltd.	32,567	730,150
Total Japan		5,877,625

Jersey — 0.8%
Centamin PLC	134,962	260,015
Randgold Resources Ltd.	11,357	1,003,881
Total Jersey		1,263,896

Mexico — 1.1%
Fresnillo PLC	87,192	1,745,824

Netherlands — 0.6%
Royal Dutch Shell PLC, Class B	34,675	895,379

Norway — 0.3%
Norsk Hydro ASA	41,552	186,070
Statoil ASA	13,346	218,998
Total Norway		405,068

See notes to financial statements.

Schedules of Investments — IQ Global Resources ETF (continued)

October 31, 2016 (unaudited)

	Shares	Value

Common Stocks (continued)
Peru — 0.3%
Southern Copper Corp.	17,262	$490,068

Portugal — 0.2%
Navigator Co. SA (The)	95,680	280,041

Russia — 0.4%
Polymetal International PLC	50,609	550,536

Singapore — 2.0%
First Resources Ltd.(a)	230,258	301,077
Golden Agri-Resources Ltd.	1,808,370	500,196
Wilmar International Ltd.	916,172	2,178,698
Total Singapore		2,979,971

Spain — 0.4%
Ebro Foods SA	22,167	477,728
Repsol SA	6,259	87,582
Total Spain		565,310

Sweden — 3.7%
AAK AB(a)	5,941	392,818
Boliden AB	5,662	131,359
Holmen AB, B Shares	11,269	386,230
Sandvik AB	417,332	4,750,873
Total Sweden		5,661,280

Switzerland — 0.9%
Bell AG	1,258	539,061
Glencore PLC*	285,594	871,704
Total Switzerland		1,410,765

United Kingdom — 3.3%
Acacia Mining PLC	46,798	296,248
Anglo American PLC*	26,404	364,596
BP PLC	81,133	479,130
Johnson Matthey PLC	23,341	971,749
Pennon Group PLC	13,959	142,220
Pentair PLC	5,978	329,567
Rio Tinto PLC	37,187	1,289,179
Severn Trent PLC	7,812	222,037
Tate & Lyle PLC	66,777	635,919
United Utilities Group PLC	22,700	260,516
Total United Kingdom		4,991,161

	Shares	Value
Common Stocks (continued)
United States — 36.6%
Alcoa, Inc.(a)	9,721	$279,187
American Water Works Co., Inc.	5,965	441,649
Anadarko Petroleum Corp.	2,271	134,988
Apache Corp.	1,669	99,272
Aqua America, Inc.	6,056	185,919
Archer-Daniels-Midland Co.	86,979	3,789,675
Bunge Ltd.	20,664	1,281,375
Chevron Corp.	8,350	874,662
ConAgra Foods, Inc.	63,082	3,039,291
ConocoPhillips	5,398	234,543
CONSOL Energy, Inc.(a)	77,104	1,306,913
Domtar Corp.(a)	8,272	297,378
EOG Resources, Inc.	2,540	229,667
Exxon Mobil Corp.(d)	18,642	1,553,251
Flowserve Corp.(a)	4,344	183,968
Freeport-McMoRan, Inc.*(a)	26,844	300,116
Fresh Del Monte Produce, Inc.	7,592	458,177
General Mills, Inc.(d)	86,155	5,339,887
Hain Celestial Group, Inc. (The)*	15,168	551,660
Halliburton Co.	3,736	171,856
Hecla Mining Co.	48,017	287,622
Hormel Foods Corp.	177,601	6,837,639
IDEX Corp.	2,575	222,583
Ingredion, Inc.	10,480	1,374,662
JM Smucker Co. (The)	17,483	2,295,693
Joy Global, Inc.	33,672	937,092
KapStone Paper and Packaging Corp.	13,574	246,232
Kellogg Co.	51,416	3,862,884
Kinder Morgan, Inc.	9,794	200,091
Louisiana-Pacific Corp.*	19,633	360,266
Marathon Petroleum Corp.	2,320	101,129
Newmont Mining Corp.	66,625	2,467,790
Occidental Petroleum Corp.	3,367	245,488
Phillips 66	2,358	191,352
Pilgrim’s Pride Corp.	81,760	1,785,638
Pioneer Natural Resources Co.	719	128,715
Post Holdings, Inc.*(a)	9,553	728,225
Royal Gold, Inc.	8,218	565,563
Sanderson Farms, Inc.(a)	7,347	661,083
Schlumberger Ltd.	5,506	430,734
Seaboard Corp.*(a)	368	1,245,680
Spectra Energy Corp.	2,936	122,754
Tahoe Resources, Inc.	30,311	363,664
Tyson Foods, Inc., Class A	120,368	8,528,073
Valero Energy Corp.	2,124	125,826
Williams Cos., Inc. (The)	3,255	95,046
Xylem, Inc.	5,963	288,192
Total United States		55,453,150
Total Common Stocks (Cost $127,292,171)		135,084,694

See notes to financial statements.

Schedules of Investments — IQ Global Resources ETF (continued)

October 31, 2016 (unaudited)

	Shares	Value

Short-Term Investment — 10.4%
Money Market Fund — 10.4%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.22%(e) (Cost $15,815,124)	15,815,124	$15,815,124

Investment of Cash Collateral For Securities Loaned — 1.6%
Money Market Fund — 1.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.28%(f) (Cost $2,406,223)	2,406,223	2,406,223
Total Investments — 101.1% (Cost $145,513,518)		153,306,041
Other Assets and Liabilities, Net — (1.1)%		(1,747,589)
Net Assets — 100.0%		$151,558,452

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $5,157,850; total market value of collateral held by the Fund was $5,366,423. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $2,960,200.
(b)	Security has been deemed illiquid because it may not be able to be sold within seven days at approximately value shown. At October 31, 2016, the value of this security was $119,200.
(c)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees.
(d)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $1,512,436.
(e)	Reflects the 7-day yield at October 31, 2016.
(f)	Reflects the 1-day yield at October 31, 2016.

Total return swap contracts outstanding at October 31, 2016:

Total Return Benchmark	Annual Financing Rate (Received) Paid %	Expiration Date	Notional Amount Long (Short)	Unrealized Appreciation (Depreciation)[1]
iShares MSCI EAFE ETF	(0.42)	4/10/2018	$(14,824,990)	$—
SPDR S&P 500 ETF Trust	(0.09)	4/10/2018	(14,897,842)	—
				$—

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives from, or pays to, the counterparty, depending upon the total return of the benchmark and the agreed-upon financing rate.

1	Reflects a reset date of October 31, 2016.

See notes to financial statements.

Schedules of Investments — IQ Global Resources ETF (continued)

October 31, 2016 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2016. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2		Level 3	Total
Investments in Securities:(a)
Common Stocks	$134,965,494	$—		$119,200 (b)	$135,084,694
Short-Term Investment:
Money Market Fund	15,815,124	—		—	15,815,124
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	2,406,223	—		—	2,406,223
Total Investments in Securities	153,186,841	—		119,200	153,306,041
Other Financial Instruments:
Swap Contracts	—	—	(c)	—	—
Total Investments in Securities and Other Financial Instruments	$153,186,841	$—		$119,200	$153,306,041

Liability Valuation Inputs

Description	Level 1	Level 2		Level 3	Total
Other Financial Instruments:
Swap Contracts	$—	$—	(c)	$—	$—
Total Other Financial Instruments	$—	$—		$—	$—

(a)	For a complete listing of investments and their countries, see the Schedules of Investments.
(b)	The Level 3 security valued at $119,200 has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.
(c)	Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended October 31, 2016, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of April 30, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of October 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at October 31, 2016(a)
Common Stock:
Sakari Resources Ltd.(b)	$64,406	$—	$—	$54,794	$—	$—	$—	$—	$119,200	$54,794
Total	$64,406	$—	$—	$54,794	$—	$—	$—	$—	$119,200	$54,794

(a)	Included in “Net change in unrealized appreciation (depreciation) on investments” in the Statements of Operations.
(b)	Security has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

Information about Level 3 fair value measurements as of October 31, 2016.

Security Type	Fair Value	Valuation Technique	Unobservable Inputs
Common Stock	$119,200	Peer Analysis	Comparable Securities

See notes to financial statements.

Schedules of Investments — IQ Merger Arbitrage ETF

October 31, 2016 (unaudited)

	Shares	Value

Common Stocks — 92.3%
Consumer Discretionary — 3.8%
Apollo Education Group, Inc.*	77,476	$681,014
CST Brands, Inc.	68,210	3,275,444
Starz, Class A*	37,055	1,165,750
Total Consumer Discretionary		5,122,208

Consumer Staples — 6.3%
Rite Aid Corp.*	655,772	4,400,230
WhiteWave Foods Co. (The)	74,938	4,083,372
Total Consumer Staples		8,483,602

Energy — 5.5%
Columbia Pipeline Partners LP	44,453	711,248
Sakari Resources Ltd.*(a)(b)	425	211
Spectra Energy Corp.	126,758	5,299,752
Technip SA	20,779	1,376,243
Total Energy		7,387,454

Financials — 3.8%
Cardinal Financial Corp.	21,516	565,441
EverBank Financial Corp.	23,998	463,401
London Stock Exchange Group PLC	24,389	836,721
PrivateBancorp, Inc.	59,305	2,682,958
Yadkin Financial Corp.	18,503	513,273
Total Financials		5,061,794

Health Care — 14.4%
Alere, Inc.*	79,799	3,565,420
Cepheid*(c)	58,487	3,093,962
Envision Healthcare Holdings, Inc.*	129,309	2,557,732
St Jude Medical, Inc.(d)	128,743	10,021,355
Total Health Care		19,238,469

Industrials — 6.0%
G&K Services, Inc., Class A	12,343	1,168,882
Joy Global, Inc.	92,376	2,570,824
SAI Global Ltd.	210,512	749,685
SolarCity Corp.*(c)	49,925	978,530
Virgin America Inc.*(c)	47,514	2,582,386
Total Industrials		8,050,307

Information Technology — 32.8%
Cvent, Inc.*(c)	65,015	2,029,768
Fleetmatics Group PLC*	19,207	1,150,499
inContact, Inc.*(c)	57,886	805,194
Infoblox, Inc.*	33,697	892,971
Ingram Micro Inc., Class A	66,558	2,475,958

	Shares	Value
Common Stocks (continued)
Information Technology (continued)
Integrated Device Technology, Inc.*(c)	143,911	$2,980,397
Interactive Intelligence Group, Inc.*	5,790	350,006
Intersil Corp., Class A	94,968	2,096,894
Lexmark International, Inc., Class A	77,528	3,077,086
Linear Technology Corp.	69,385	4,167,263
LinkedIn Corp., Class A*(d)	68,759	13,036,706
NetSuite, Inc.*(c)	20,284	1,888,846
Rackspace Hosting, Inc.*	266,093	8,499,010
Rofin-Sinar Technologies, Inc.*	13,493	439,197
Total Information Technology		43,889,795

Materials — 14.6%
AEP Industries, Inc.	7,668	840,029
Agrium, Inc.	9,604	882,328
Chemtura Corp.*	59,154	1,940,251
Monsanto Co.	67,213	6,773,054
Syngenta AG	10,447	4,179,223
Valspar Corp. (The)	48,888	4,869,245
Total Materials		19,484,130

Real Estate — 2.7%
NorthStar Realty Finance Corp.(c)	95,179	1,381,999
Post Properties, Inc.	32,949	2,167,715
Total Real Estate		3,549,714

Telecommunication Services — 0.3%
Manitoba Telecom Services Inc.(c)	16,150	451,754

Utilities — 2.1%
Talen Energy Corp.*(c)	73,968	1,030,374
Westar Energy, Inc.	31,721	1,818,248
Total Utilities		2,848,622
Total Common Stocks (Cost $126,016,916)		123,567,849

Rights — 0.0%(e)
Health Care — 0.0%(e)
Dyax Corp. CVR*(a)(b)	23,351	25,920
Trius Therapeutics CVR*(a)(b)	6,177	—
Total Rights (Cost $0)		25,920

See notes to financial statements.

Schedules of Investments — IQ Merger Arbitrage ETF (continued)

October 31, 2016 (unaudited)

	Shares	Value

Short-Term Investment — 5.7%
Money Market Fund — 5.7%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.22%(f) (Cost $7,577,258)	7,577,258	$7,577,258

Investment of Cash Collateral For Securities Loaned — 5.2%
Money Market Fund — 5.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.28%(g) (Cost $6,921,100)	6,921,100	6,921,100
Total Investments — 103.2% (Cost $140,515,274)		138,092,127
Other Assets and Liabilities, Net — (3.2)%		(4,131,698)
Net Assets — 100.0%		$133,960,429

*	Non-income producing securities.
(a)	Securities have been deemed illiquid because they may not be able to be sold within seven days at approximately value shown. At October 31, 2016, the value of these security was $26,131.
(b)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees.
(c)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $9,916,559; total market value of collateral held by the Fund was $10,274,365. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $3,353,265.
(d)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $7,246,000.
(e)	Less than 0.05%.
(f)	Reflects the 7-day yield at October 31, 2016.
(g)	Reflects the 1-day yield at October 31, 2016.

Total return swap contracts outstanding at October 31, 2016:

Total Return Benchmark	Annual Financing Rate (Received) Paid %	Expiration Date	Notional Amount Long (Short)	Unrealized Appreciation (Depreciation)[1]
Consumer Discretionary Select Sector SPDR Fund	(0.49)	1/11/2017	$(1,505,768)	$—
Energy Select Sector SPDR Fund	(0.49)	1/11/2017	(6,508,264)	—
Financial Select Sector SPDR Fund	(0.19)	1/11/2017	(2,743,426)	—
Health Care Select Sector SPDR Fund	(0.45)	1/11/2017	(7,002,746)	—
Materials Select Sector SPDR Fund	(0.49)	1/11/2017	(1,257,809)	—
Technology Select Sector SPDR Fund	(0.38)	1/11/2017	(955,418)	—
Utilities Select Sector SPDR Fund	(0.50)	1/11/2017	(272,508)	—
Vanguard FTSE Europe ETF	(0.35)	1/11/2017	(856,052)	—
Vanguard REIT ETF	(0.14)	1/11/2017	(3,235,979)	—
Vanguard Telecommunication Services ETF	(10.10)	1/11/2017	(244,827)	—
				$—

Cash posted has been segregated as collateral for swaps in the amount of $205,000 at October 31, 2016. Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives from, or pays to, the counterparty, depending upon the total return of the benchmark and the agreed-upon financing rate.

1	Reflects a reset date of October 31, 2016.

See notes to financial statements.

Schedules of Investments — IQ Merger Arbitrage ETF (continued)

October 31, 2016 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2016. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2		Level 3		Total
Investments in Securities:(a)
Common Stocks	$123,567,638	$—		$211	(b)	$123,567,849
Rights	—	—		25,920	(b)	25,920
Short-Term Investment:
Money Market Fund	7,577,258	—		—		7,577,258
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	6,921,100	—		—		6,921,100
Total Investments in Securities	$138,065,996	$—		$26,131		$138,092,127
Other Financial Instruments:
Swap Contracts	—	—	(c)	—		—
Total Investments in Securities and Other Financial Instruments	$138,065,996	$—		$26,131		$138,092,127

Liability Valuation Inputs

Description	Level 1	Level 2		Level 3		Total
Other Financial Instruments:
Swap Contracts	$—	$—	(c)	$—		$—
Total Other Financial Instruments	$—	$—		$—		$—

(a)	For a complete listing of investments and their industries, see the Schedules of Investments.
(b)	The Level 3 securities valued at $26,131 has been deemed illiquid in good faith in accordance with procedures established by the Board of Trustees.
(c)	Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended October 31, 2016, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of April 30, 2016		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of October 31, 2016		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at October 31, 2016(a)
Common Stock:
Sakari Resources Ltd.(b)	$114		$—	$—	$97	$—	$—	$—	$—	$211		$97
Rights:
Dyax Corp. CVR(b)	25,920		—	—	—	—	—	—	—	25,920		—
Trius Therapeutics CVR(b)	—	(c)	—	—	—	—	—	—	—	—	(c)	—
Total	$26,034		$—	$—	$97	$—	$—	$—	$—	$26,131		$97

(a)	Included in “Net change in unrealized appreciation (depreciation) on investments” in the Statements of Operations.
(b)	Security has been deemed illiquid in good faith in accordance with procedures established by the Board of Trustees.
(c)	Includes a level 3 security valued at $0.

Information about Level 3 fair value measurements as of October 31, 2016.

Security Type	Fair Value	Valuation Technique	Unobservable Inputs
Common Stock	$211	Peer Analysis	Comparable Securities
Rights	$25,920	Issuer Specific Facts	Contingent Payment Terms
Rights	$—	Issuer Specific Facts	Contingent Payment Terms

See notes to financial statements.

Schedules of Investments — IQ Real Return ETF

October 31, 2016 (unaudited)

	Shares	Value

Investment Companies — 99.9%
U.S. Large Cap Core Funds — 9.9%
Consumer Discretionary Select Sector SPDR Fund	1,082	$84,504
Consumer Staples Select Sector SPDR Fund	1,279	67,531
Energy Select Sector SPDR Fund(a)	702	48,171
Financial Select Sector SPDR Fund	4,474	88,317
Health Care Select Sector SPDR Fund	1,422	95,786
Industrial Select Sector SPDR Fund	1,152	65,906
iShares Core S&P 500 ETF(a)	2,681	572,903
Materials Select Sector SPDR Fund	422	19,729
SPDR S&P 500 ETF Trust(a)	6,737	1,431,950
Technology Select Sector SPDR Fund	3,027	143,540
Utilities Select Sector SPDR Fund(a)	458	22,639
Vanguard Telecommunication Services ETF	191	17,377
Total U.S. Large Cap Core Funds		2,658,353

U.S. Medium Term Treasury Bond Funds — 10.0%
iShares 3-7 Year Treasury Bond ETF	10,642	1,336,848
iShares 7-10 Year Treasury Bond ETF(a)	12,119	1,333,817
Total U.S. Medium Term Treasury Bond Funds		2,670,665

U.S. REITS Funds — 9.3%
iShares U.S. Real Estate ETF(a)	3,656	280,196
Real Estate Select Sector SPDR Fund	650	20,118
SPDR Dow Jones REIT ETF(a)	2,318	212,931
Vanguard REIT ETF	23,953	1,958,397
Total U.S. REITS Funds		2,471,642

U.S. Short Term Treasury Bond Funds — 70.7%
iShares Short Treasury Bond ETF	60,625	6,695,425
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	66,019	6,700,928
Schwab Short-Term U.S. Treasury ETF	39,729	2,014,459

	Shares	Value
Investment Companies (continued)
U.S. Short Term Treasury Bond Funds (continued)
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF*(a)	77,051	$3,524,313
Total U.S. Short Term Treasury Bond Funds		18,935,125
Total Investment Companies (Cost $26,613,927)		26,735,785

Short-Term Investment — 0.2%
Money Market Fund — 0.2%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.22%(b) (Cost $44,781)	44,781	44,781

Investment of Cash Collateral For Securities Loaned — 23.2%
Money Market Fund — 23.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.28%(c) (Cost $6,208,864)	6,208,864	6,208,864
Total Investments — 123.3% (Cost $32,867,572)		32,989,430
Other Assets and Liabilities, Net — (23.3)%		(6,213,858)
Net Assets — 100.0%		$26,775,572

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $6,105,552; total market value of collateral held by the Fund was $6,232,850. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $23,986.
(b)	Reflects the 7-day yield at October 31, 2016.
(c)	Reflects the 1-day yield at October 31, 2016.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2016. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(a)
Investment Companies	$26,735,785	$—	$—	$26,735,785
Short-Term Investment:
Money Market Fund	44,781	—	—	44,781
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	6,208,864	—	—	6,208,864
Total Investments in Securities	$32,989,430	$—	$—	$32,989,430

(a)	For a complete listing of investments and their industries, see the Schedules of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended October 31, 2016, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedules of Investments — IQ Australia Small Cap ETF

October 31, 2016 (unaudited)

	Shares	Value

Common Stocks — 99.6%
Consumer Discretionary — 22.0%
Ainsworth Game Technology Ltd.	11,460	$15,566
APN News & Media Ltd.*	26,101	53,229
APN Outdoor Group Ltd.	17,877	64,617
Automotive Holdings Group Ltd.	26,135	80,544
Bapcor Ltd.	24,867	97,073
Breville Group Ltd.	13,509	95,190
Corporate Travel Management Ltd.(a)	6,740	97,447
Fairfax Media Ltd.	237,630	149,180
G8 Education Ltd.(a)	32,963	79,263
Greencross Ltd.(a)	8,837	46,937
IDP Education Ltd.	13,297	45,836
InvoCare Ltd.(a)	11,491	114,285
JB Hi-Fi Ltd.	12,551	271,144
Mantra Group Ltd.	32,017	80,155
Myer Holdings Ltd.	87,998	78,681
Navitas Ltd.	26,196	104,453
Nine Entertainment Co. Holdings Ltd.	83,442	54,606
oOh!media Ltd.	14,211	46,175
RCG Corp., Ltd.	34,810	38,541
Retail Food Group Ltd.	14,366	74,008
Seven West Media Ltd.(a)	87,762	45,412
Southern Cross Media Group Ltd.	73,700	80,758
Super Retail Group Ltd.(a)	14,769	110,137
Village Roadshow Ltd.	8,160	31,606
Vita Group Ltd.	11,544	35,928
Total Consumer Discretionary		1,990,771

Consumer Staples — 7.2%
Asaleo Care Ltd.	39,045	43,378
Australian Agricultural Co., Ltd.*	36,924	49,030
Bega Cheese Ltd.	14,170	53,159
Bellamy’s Australia Ltd.(a)	8,620	74,580
Costa Group Holdings Ltd.	32,091	69,596
GrainCorp Ltd., Class A	19,630	125,475
Metcash Ltd.*	105,066	159,100
Select Harvests Ltd.(a)	7,688	35,803
Tassal Group Ltd.	13,908	40,746
Total Consumer Staples		650,867

Energy — 3.8%
Beach Energy Ltd.	157,317	86,790
Whitehaven Coal Ltd.*	61,447	141,677
WorleyParsons Ltd.*(a)	18,179	117,583
Total Energy		346,050

Financials — 8.3%
Eclipx Group Ltd.	25,790	75,556
FlexiGroup Ltd.	30,177	51,667
Genworth Mortgage Insurance Australia Ltd.	26,291	61,219
IOOF Holdings Ltd.(a)	31,344	195,580
nib holdings Ltd.	47,325	173,578
OFX Group Ltd.	23,801	28,073
Scottish Pacific Group Ltd.*	14,025	40,021
Steadfast Group Ltd.	73,404	119,533
Total Financials		745,227

	Shares	Value
Common Stocks (continued)
Health Care — 12.6%
Ansell Ltd.	15,653	$258,353
Australian Pharmaceutical Industries Ltd.	38,328	55,415
Estia Health Ltd.(a)	19,991	40,768
Japara Healthcare Ltd.(a)	23,191	33,177
Mayne Pharma Group Ltd.*	145,311	181,342
Mesoblast Ltd.*(a)	26,408	24,616
Nanosonics Ltd.*	26,349	69,574
Primary Health Care Ltd.(a)	51,951	151,803
Regis Healthcare Ltd.(a)	14,533	43,572
Sigma Pharmaceuticals Ltd.	111,565	112,911
Sirtex Medical Ltd.	6,051	128,512
Virtus Health Ltd.	7,645	40,548
Total Health Care		1,140,591

Industrials — 12.5%
ALS Ltd.	53,603	254,117
Cleanaway Waste Management Ltd.	158,700	140,085
Downer EDI Ltd.	45,298	200,957
GWA Group Ltd.	21,153	46,036
IPH Ltd.(a)	17,120	76,211
McMillan Shakespeare Ltd.	7,119	58,668
Monadelphous Group Ltd.(a)	9,361	66,389
Reliance Worldwide Corp., Ltd.*	40,039	90,184
SAI Global Ltd.	20,168	71,823
Smartgroup Corp., Ltd.	8,710	39,568
Spotless Group Holdings Ltd.	116,934	88,981
Total Industrials		1,133,019

Information Technology — 8.6%
Aconex Ltd.*	16,119	68,197
Altium Ltd.	11,335	67,623
carsales.com Ltd.	19,764	160,320
Hansen Technologies Ltd.	14,469	45,252
IRESS Ltd.	11,514	99,444
iSentia Group Ltd.	21,018	56,298
MYOB Group Ltd.	23,645	66,573
NEXTDC Ltd.*	22,851	63,989
Technology One Ltd.	24,889	106,628
Wisetech Global Ltd.*	8,917	41,323
Total Information Technology		775,647

Materials — 24.6%
CSR Ltd.	54,753	152,491
DuluxGroup Ltd.	41,840	205,038
Galaxy Resources Ltd.*	163,981	43,673
Independence Group NL	58,387	188,826
Jacana Minerals Ltd.*(b)(c)	2,006	217
Metals X Ltd.*	46,320	48,641
Mineral Resources Ltd.	15,369	135,312
Northern Star Resources Ltd.	63,185	200,015
Nufarm Ltd.	21,150	142,594
Orocobre Ltd.*(a)	19,455	56,700
OZ Minerals Ltd.	32,610	166,258
Pact Group Holdings Ltd.	18,615	93,065
Perseus Mining Ltd.*	105,214	48,038
Pilbara Minerals Ltd.*(a)	106,604	42,183
Regis Resources Ltd.	49,202	121,681

See notes to financial statements.

Schedules of Investments — IQ Australia Small Cap ETF (continued)

October 31, 2016 (unaudited)

	Shares	Value

Common Stocks (continued)
Materials (continued)
Resolute Mining Ltd.	48,188	$55,186
Sandfire Resources NL	15,833	62,650
Saracen Mineral Holdings Ltd.*	79,859	67,757
Sims Metal Management Ltd.	17,528	133,646
St. Barbara Ltd.*	52,723	105,514
Syrah Resources Ltd.*	24,751	67,803
TFS Corp., Ltd.(a)	34,848	37,125
Western Areas Ltd.*	25,708	48,319
Total Materials		2,222,732
Total Common Stocks (Cost $9,103,379)		9,004,904

Right — 0.0%(d)
Consumer Discretionary — 0.0%(d)
APN News & Media Ltd., expiring 11/17/16* (Cost $0)	7,250	1,545

Short-Term Investment — 0.1%
Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.22%(e) (Cost $10,470)	10,470	$10,470

	Shares	Value
Investment of Cash Collateral For Securities Loaned — 8.1%
Money Market Fund — 8.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.28%(f) (Cost $730,737)	730,737	$730,737
Total Investments — 107.8% (Cost $9,844,586)		9,747,656
Other Assets and Liabilities, Net — (7.8)%		(705,988)
Net Assets — 100.0%		$9,041,668

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,223,215; total market value of collateral held by the Fund was $1,366,644. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $635,907.
(b)	Security has been deemed illiquid because it may not be able to be sold within seven days at approximately value shown. At October 31, 2016, the value of this security was $217.
(c)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees.
(d)	Less than 0.05%.
(e)	Reflects the 7-day yield at October 31, 2016.
(f)	Reflects the 1-day yield at October 31, 2016.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2016. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Investments in Securities:(a)
Common Stocks	$9,004,687	$—	$217	(b)	$9,004,904
Rights	1,545	—	—		1,545
Short-Term Investment:
Money Market Fund	10,470	—	—		10,470
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	730,737	—	—		730,737
Total Investments in Securities	$9,747,439	$—	$217		$9,747,656

(a)	For a complete listing of investments and their industries, see the Schedules of Investments.
(b)	The Level 3 security valued at $217 has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended October 31, 2016, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedules of Investments — IQ Australia Small Cap ETF (continued)

October 31, 2016 (unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of April 30, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of October 31, 2016	Change in Unrealized Appreciation from Investments Still Held at October 31, 2016(a)
Common Stock:
Jacana Minerals Ltd.(b)	$201	$—	$—	$16	$—	$—	$—	$—	$217	$16
Total	$201	$—	$—	$16	$—	$—	$—	$—	$217	$16

(a)	Included in “Net change in unrealized appreciation (depreciation) on investments” in the Statements of Operations.
(b)	Security has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

Information about Level 3 fair value measurements as of October 31, 2016.

Security Type	Fair Value	Valuation Technique	Unobservable Inputs
Common Stock	$217	Peer Analysis	Comparable Securities

See notes to financial statements.

Schedules of Investments — IQ Canada Small Cap ETF

October 31, 2016 (unaudited)

	Shares	Value

Common Stocks — 99.1%
Consumer Discretionary — 7.4%
Aimia, Inc.	13,369	$72,319
Amaya Inc.*	9,349	125,281
Corus Entertainment, Inc., Class B(a)	9,291	76,741
DHX Media Ltd.	8,445	42,910
EnerCare, Inc.(a)	9,062	131,036
Hudson’s Bay Co.	7,210	88,656
Martinrea International, Inc.	7,523	44,175
Quebecor, Inc., Class B	7,306	205,184
Total Consumer Discretionary		786,302

Consumer Staples — 4.1%
Cott Corp.	11,959	156,955
Jean Coutu Group (PJC), Inc. (The), Class A	6,785	102,262
Maple Leaf Foods, Inc.	7,644	174,239
Total Consumer Staples		433,456

Energy — 25.4%
Advantage Oil & Gas Ltd.*	16,023	108,195
Baytex Energy Corp.*(a)	18,268	70,332
Birchcliff Energy Ltd.*	19,470	124,062
Bonavista Energy Corp.	20,079	65,619
Canadian Energy Services & Technology Corp.	21,723	85,741
Crew Energy, Inc.*	12,067	59,333
Ensign Energy Services, Inc.	10,902	65,807
Freehold Royalties Ltd.(a)	8,008	75,285
Gibson Energy, Inc.	12,359	155,196
Kelt Exploration Ltd.*	12,604	55,767
MEG Energy Corp.*	13,900	56,731
Mullen Group Ltd.	8,789	121,908
NexGen Energy Ltd.*	24,578	29,525
NuVista Energy Ltd.*	13,171	67,022
Painted Pony Petroleum Ltd.*	8,594	52,709
Paramount Resources Ltd., Class A*	4,282	48,627
Parex Resources, Inc.*	12,649	145,625
Parkland Fuel Corp.	8,304	194,116
Pengrowth Energy Corp.	38,855	60,011
Penn West Petroleum Ltd.*	43,929	70,142
Poseidon Concepts Corp.*(b)(c)	13,377	—
Precision Drilling Corp.	25,670	114,536
Raging River Exploration, Inc.*	18,230	146,221
Secure Energy Services, Inc.(a)	13,447	82,473
Spartan Energy Corp.*	27,693	64,467
TORC Oil & Gas Ltd.(a)	15,053	85,247
Veresen, Inc.(a)	27,436	248,720
Whitecap Resources, Inc.(a)	31,752	253,969
Total Energy		2,707,386

Financials — 3.1%
Canadian Western Bank(a)	7,479	142,019
Genworth MI Canada, Inc.	3,579	77,789
Home Capital Group, Inc.(a)	5,307	105,130
Total Financials		324,938

	Shares	Value
Common Stocks (continued)
Health Care — 2.2%
Concordia International Corp.(a)	3,556	$12,152
Extendicare, Inc.	7,714	53,067
Knight Therapeutics, Inc.*	9,235	61,463
ProMetic Life Sciences, Inc.*	50,356	105,953
Total Health Care		232,635

Industrials — 12.4%
Aecon Group, Inc.	4,935	63,848
Air Canada*	24,209	228,497
Bombardier, Inc., Class B*	167,799	222,856
CAE, Inc.	23,609	331,874
Chorus Aviation, Inc.	10,460	48,700
Russel Metals, Inc.(a)	5,388	85,830
TransForce, Inc.	7,764	176,279
WestJet Airlines Ltd.	10,260	168,034
Total Industrials		1,325,918

Information Technology — 1.1%
DH Corp.	9,329	120,837

Materials — 33.1%
Alacer Gold Corp.*	25,493	51,547
Alamos Gold, Inc., Class A(a)	23,326	183,092
Asanko Gold, Inc.*	16,933	62,539
B2Gold Corp.*(a)	82,056	237,551
Canfor Corp.*	6,306	70,012
Centerra Gold, Inc.	14,451	73,104
Dominion Diamond Corp.	7,171	60,996
Endeavour Mining Corp.*	5,742	112,248
First Majestic Silver Corp.*	13,967	112,236
Fortuna Silver Mines, Inc.*	12,690	86,825
Guyana Goldfields, Inc.*	14,341	84,425
HudBay Minerals, Inc.	20,734	87,407
IAMGOLD Corp.*	39,286	157,408
Interfor Corp.*	6,096	68,272
Intertape Polymer Group, Inc.	4,865	82,472
Ivanhoe Mines Ltd., Class A*	46,597	72,664
Kirkland Lake Gold, Inc.*(a)	9,614	66,712
Klondex Mines Ltd.*	12,284	67,733
Labrador Iron Ore Royalty Corp.	5,078	55,658
Lucara Diamond Corp.	26,761	75,676
Lundin Mining Corp.*	54,865	214,916
MAG Silver Corp.*	6,125	89,938
Nevsun Resources Ltd.	25,972	75,382
New Gold, Inc.*(a)	43,678	172,398
Newmarket Gold, Inc.*	12,537	37,043
Norbord, Inc.	3,517	82,792
Novagold Resources, Inc.*	20,449	102,378
Pan American Silver Corp.(a)	13,104	209,429
Premier Gold Mines Ltd.*(a)	15,625	32,876
Pretium Resources, Inc.*	12,388	121,176
Richmont Mines, Inc.*(a)	5,409	51,255
Sandstorm Gold Ltd.*	13,044	62,775
SEMAFO, Inc.*	28,484	111,789
Silver Standard Resources, Inc.*	10,459	114,871
Torex Gold Resources, Inc.*	6,923	128,878
Western Forest Products, Inc.	34,564	52,610
Total Materials		3,529,083

See notes to financial statements.

Schedules of Investments — IQ Canada Small Cap ETF (continued)

October 31, 2016 (unaudited)

	Shares	Value

Common Stocks (continued)
Real Estate — 0.6%
Tricon Capital Group, Inc.	9,359	$61,032

Telecommunication Services — 1.7%
Manitoba Telecom Services Inc.(a)	6,533	182,744

Utilities — 8.0%
Algonquin Power & Utilities Corp.	23,736	209,865
Capital Power Corp.(a)	7,608	117,221
Just Energy Group, Inc.	8,493	44,611
Northland Power, Inc.(a)	9,757	174,720
Superior Plus Corp.	12,288	109,471
TransAlta Corp.	25,264	111,405
TransAlta Renewables, Inc.	7,908	87,385
Total Utilities		854,678
Total Common Stocks (Cost $12,011,098)		10,559,009

	Shares	Value
Investment of Cash Collateral For Securities Loaned — 21.4%
Money Market Fund — 21.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.28%(d) (Cost $2,279,926)	2,279,926	$2,279,926
Total Investments — 120.5% (Cost $14,291,024)		12,838,935
Other Assets and Liabilities, Net — (20.5)%		(2,188,085)
Net Assets — 100.0%		$10,650,850

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $2,118,093; total market value of collateral held by the Fund was $2,279,926.
(b)	Security has been deemed illiquid because it may not be able to be sold within seven days at approximately value shown. At October 31, 2016, the value of this security was $0.
(c)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees.
(d)	Reflects the 1-day yield at October 31, 2016.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2016. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Investments in Securities:(a)
Common Stocks	$10,559,009	$—	$—	(b)	$10,559,009
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	2,279,926	—	—		2,279,926
Total Investments in Securities	$12,838,935	$—	$—		$12,838,935

(a)	For a complete listing of investments and their industries, see the Schedules of Investments.
(b)	The Level 3 Security, valued at $0, has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended October 31, 2016, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedules of Investments — IQ Canada Small Cap ETF (continued)

October 31, 2016 (unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of April 30, 2016		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of October 31, 2016		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at October 31, 2016(a)
Common Stock:
Poseidon Concepts Corp.(b)	$—	(c)	$—	$—	$—	$—	$—	$—	$—	$—	(c)	$—
Total	$—		$—	$—	$—	$—	$—	$—	$—	$—		$—

(a)	Included in “Net change in unrealized appreciation (depreciation) on investments” in the Statements of Operations.
(b)	Security has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.
(c)	Includes a level 3 security valued at $0.

Information about Level 3 fair value measurements as of October 31, 2016.

Security Type	Fair Value	Valuation Technique	Unobservable Inputs
Common Stock	$0	Issue Specific Facts	Bankruptcy

See notes to financial statements.

Schedules of Investments — IQ Global Agribusiness Small Cap ETF

October 31, 2016 (unaudited)

	Shares	Value

Common Stocks — 99.2%
Argentina — 2.3%
Adecoagro SA*	26,085	$286,935

Australia — 9.1%
Australian Agricultural Co. Ltd.*(a)	82,450	109,482
Bega Cheese Ltd.	31,641	118,701
Costa Group Holdings Ltd.	71,658	155,405
Elders Ltd.*	26,894	79,404
GrainCorp Ltd., Class A(a)	43,834	280,186
Nufarm Ltd.	47,227	318,405
Select Harvests Ltd.(a)	17,168	79,952
Total Australia		1,141,535

Canada — 3.8%
Maple Leaf Foods, Inc.	21,200	483,238

China — 5.3%
China Greenfresh Group Co. Ltd.	58,643	28,433
China Huishan Dairy Holdings Co., Ltd.(a)	862,966	320,489
China Modern Dairy Holdings Ltd.*(a)	462,359	100,761
First Tractor Co., Ltd., Class H	98,070	54,885
Leyou Technologies Holdings Ltd.*	565,594	102,108
Sinofert Holdings Ltd.	429,978	56,555
Total China		663,231

Indonesia — 6.1%
PT Astra Agro Lestari Tbk	95,390	111,488
PT Charoen Pokphand Indonesia Tbk	1,768,847	501,589
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	672,570	78,608
PT Sawit Sumbermas Sarana Tbk	619,680	72,188
Total Indonesia		763,873

Japan — 41.7%
Fuji Oil Holdings, Inc.	14,684	283,102
Iseki & Co., Ltd.(a)	47,412	117,306
Itoham Yonekyu Holdings, Inc.*	44,243	421,863
Kumiai Chemical Industry Co., Ltd.(a)	17,719	100,326
Megmilk Snow Brand Co., Ltd.	12,106	421,063
Mitsui Sugar Co., Ltd.	3,908	88,026
Morinaga Milk Industry Co., Ltd.	49,911	401,815
NH Foods Ltd.	48,403	1,157,969
Nichirei Corp.	30,944	676,978
Nihon Nohyaku Co., Ltd.(a)	11,785	64,373
Nippon Flour Mills Co., Ltd.	14,848	219,573
Nippon Soda Co. Ltd.(a)	32,597	144,552
Nisshin Oillio Group Ltd. (The)	31,977	145,454
Nisshin Seifun Group, Inc.	58,397	860,242
Prima Meat Packers Ltd.	34,066	123,835
Total Japan		5,226,477

Netherlands — 1.9%
OCI NV*(a)	17,458	242,089

Singapore — 6.5%
First Resources Ltd.(a)	117,407	153,518
Golden Agri-Resources Ltd.	1,542,120	426,551
Japfa Ltd.	63,572	40,192
Olam International Ltd.	122,086	188,580
Total Singapore		808,841

	Shares	Value
Common Stocks (continued)
Spain — 2.8%
Ebro Foods SA	16,042	$345,726

Thailand — 0.7%
GFPT PCL	62,942	27,336
Thai Vegetable Oil PCL	52,190	49,957
Thaifoods Group PCL*	66,693	9,376
Total Thailand		86,669

United Arab Emirates — 0.3%
Amira Nature Foods Ltd.*(a)	4,225	33,124

United Kingdom — 2.0%
Dairy Crest Group PLC	33,348	248,359

United States — 16.7%
AGCO Corp.	16,571	846,447
American Vanguard Corp.	6,327	96,170
Cal-Maine Foods, Inc.(a)	6,927	267,729
CVR Partners LP(a)	16,352	74,565
Platform Specialty Products Corp.*(a)	36,786	268,170
Sanderson Farms, Inc.(a)	4,795	431,454
Titan International, Inc.	10,643	108,452
Total United States		2,092,987
Total Common Stocks (Cost $11,078,356)		12,423,084

Short-Term Investment — 0.5%
Money Market Fund — 0.5%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.22%(b) (Cost $68,686)	68,686	68,686

Investment of Cash Collateral For Securities Loaned — 12.8%
Money Market Fund — 12.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.28%(c) (Cost $1,597,266)	1,597,266	1,597,266
Total Investments — 112.5% (Cost $12,744,308)		14,089,036
Other Assets and Liabilities, Net — (12.5)%		(1,570,699)
Net Assets — 100.0%		$12,518,337

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,955,369; total market value of collateral held by the Fund was $2,082,896. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $485,630.
(b)	Reflects the 7-day yield at October 31, 2016.
(c)	Reflects the 1-day yield at October 31, 2016.

See notes to financial statements.

Schedules of Investments — IQ Global Agribusiness Small Cap ETF (continued)

October 31, 2016 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2016. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(a)
Common Stocks	$12,423,084	$—	$—	$12,423,084
Short-Term Investment:
Money Market Fund	68,686	—	—	68,686
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	1,597,266	—	—	1,597,266
Total Investments in Securities	$14,089,036	$—	$—	$14,089,036

(a)	For a complete listing of investments and their countries, see the Schedules of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended October 31, 2016, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedules of Investments — IQ Global Oil Small Cap ETF

October 31, 2016 (unaudited)

	Shares	Value

Common Stocks — 99.6%
Canada — 13.1%
Baytex Energy Corp.*(a)	8,644	$33,280
Canadian Energy Services & Technology Corp.	10,244	40,433
Canyon Services Group, Inc.	3,521	14,003
Cardinal Energy Ltd.	2,815	19,197
Ensign Energy Services, Inc.	5,166	31,183
Gibson Energy, Inc.	5,835	73,272
MEG Energy Corp.*	6,594	26,912
Mullen Group Ltd.	4,180	57,979
Pengrowth Energy Corp.	18,359	28,355
Penn West Petroleum Ltd.*	20,783	33,185
Sunshine Oilsands Ltd.*	101,000	5,861
TORC Oil & Gas Ltd.	7,090	40,152
Trinidad Drilling Ltd.	9,020	17,296
Total Canada		421,108

China — 5.1%
China Oilfield Services Ltd., Class H	75,523	73,041
Sinopec Oilfield Service Corp., Class H*	86,400	17,937
Sinopec Shanghai Petrochemical Co., Ltd., Class H	145,967	74,538
Total China		165,516

Colombia — 0.0%
Pacific Exploration and Production Corp.*(b)(c)	7,216	—

France — 1.1%
Etablissements Maurel et Prom*	7,882	34,647

Indonesia — 0.1%
PT Elnusa Tbk	124,787	4,342

Italy — 0.8%
Saras SpA	14,224	24,667

Japan — 3.7%
Cosmo Energy Holdings Co. Ltd.	3,296	43,221
Fuji Oil Co. Ltd.*	1,600	5,116
Showa Shell Sekiyu K.K.	7,748	72,330
Total Japan		120,667

Norway — 3.3%
Aker BP ASA*	3,539	56,872
Aker Solutions ASA*	5,596	25,791
DNO ASA*	26,519	22,754
Fred Olsen Energy ASA*	1,244	2,148
Total Norway		107,565

Spain — 1.5%
Tecnicas Reunidas SA	1,299	48,650

	Shares	Value
Common Stocks (continued)
Thailand — 5.2%
Bangchak Petroleum PCL (The)	39,177	$33,863
IRPC PCL	435,895	59,535
Star Petroleum Refining PCL‡	39,300	14,149
Thai Oil PCL	29,109	58,222
Total Thailand		165,769

United Kingdom — 8.6%
Genel Energy PLC*	4,002	3,982
Seadrill Ltd.*(a)	15,908	33,884
Subsea 7 SA*	10,501	117,973
Tullow Oil PLC*(a)	37,567	121,406
Total United Kingdom		277,245

United States — 57.1%
Alon USA Energy, Inc.(a)	1,324	10,671
Alon USA Partners LP(a)	476	3,917
California Resources Corp.*(a)	1,529	15,688
Cobalt International Energy, Inc.*	14,874	14,043
CVR Energy, Inc.	650	8,619
CVR Refining LP(a)	5,900	42,775
Delek US Holdings, Inc.	2,276	38,464
Denbury Resources, Inc.*(a)	16,383	39,155
Diamond Offshore Drilling, Inc.(a)	2,663	43,913
Ensco PLC, Class A	12,472	97,531
EP Energy Corp., Class A*(a)	1,830	6,515
Fairmount Santrol Holdings, Inc.*	4,345	37,324
Gulfport Energy Corp.*	5,190	125,131
Independence Contract Drilling, Inc.*(a)	1,182	4,704
Kosmos Energy Ltd.*(a)	6,496	33,844
Nabors Industries Ltd.	11,362	135,208
Noble Corp. PLC(a)	10,019	49,494
NOW, Inc.*	4,322	93,182
Oasis Petroleum, Inc.*(a)	7,282	76,388
Oceaneering International, Inc.	4,037	96,081
Oil States International, Inc.*	2,091	61,162
PBF Energy, Inc., Class A(a)	4,045	88,181
Pioneer Energy Services Corp.*	2,628	9,329
Rowan Cos. PLC, Class A	5,139	68,194
RPC, Inc.*	2,444	42,208
Sanchez Energy Corp.*(a)	2,317	14,759
SemGroup Corp., Class A	2,179	70,273
SM Energy Co.	3,571	120,093
Superior Energy Services, Inc.	6,201	87,806
Synergy Resources Corp.*(a)	7,890	53,968
Tesco Corp.	1,821	12,474
Tesoro Logistics LP	2,835	135,343
Western Refining, Inc.(a)	3,464	99,936
Total United States		1,836,373
Total Common Stocks (Cost $3,530,523)		3,206,549

See notes to financial statements.

Schedules of Investments — IQ Global Oil Small Cap ETF (continued)

October 31, 2016 (unaudited)

	Shares	Value

Investment of Cash Collateral For Securities Loaned — 22.1%
Money Market Fund — 22.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.28%(d) (Cost $712,367)	712,367	$712,367
Total Investments — 121.7% (Cost $4,242,890)		3,918,916
Other Assets and Liabilities, Net — (21.7)%		(699,976)
Net Assets — 100.0%		$3,218,940

‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $654,817; total market value of collateral held by the Fund was $712,367.
(b)	Security has been deemed illiquid because it may not be able to be sold within seven days at approximately value shown. At October 31, 2016, the value of this security was $0.
(c)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees.
(d)	Reflects the 1-day yield at October 31, 2016.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2016. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Investments in Securities:(a)
Common Stocks	$3,206,549	$—	$—	(b)	$3,206,549
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	712,367	—	—		712,367
Total Investments in Securities	$3,918,916	$—	$—		$3,918,916

(a)	For a complete listing of investments and their countries, see the Schedules of Investments.
(b)	The Level 3 Security, valued at $0, has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended October 31, 2016, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of April 30, 2016		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of October 31, 2016		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at October 31, 2016(a)
Common Stock:
Pacific Exploration and Production Corp.(b)	$—	(c)	$—	$—	$—	$—	$—	$—	$—	$—	(c)	$—
Total	$—		$—	$—	$—	$—	$—	$—	$—	$—		$—

(a)	Included in “Net change in unrealized appreciation (depreciation) on investments” in the Statements of Operations.
(b)	Security has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.
(c)	Includes a level 3 security valued at $0.

Information about Level 3 fair value measurements as of October 31, 2016.

Security Type	Fair Value	Valuation Technique	Unobservable Inputs
Common Stock	$—	Issue Specific Facts	Company Announcement

See notes to financial statements.

Schedules of Investments — IQ U.S. Real Estate Small Cap ETF

October 31, 2016 (unaudited)

	Shares	Value

Common Stocks — 99.8%
Diversified REITs — 16.3%
Cousins Properties, Inc.(a)	355,040	$2,758,661
Empire State Realty Trust, Inc., Class A(a)	157,436	3,081,022
Investors Real Estate Trust(a)	124,013	752,759
Kennedy-Wilson Holdings, Inc.(a)	94,343	1,943,466
Monmouth Real Estate Investment Corp.	64,355	879,733
New Senior Investment Group, Inc.	83,013	864,995
Redwood Trust, Inc.	77,750	1,093,165
Resource Capital Corp.(a)	31,058	384,809
Washington Real Estate Investment Trust(a)	75,603	2,224,240
Winthrop Realty Trust*(a)(b)(c)	29,107	242,461
Total Diversified REITs		14,225,311

Hotel REITs — 11.4%
Ashford Hospitality Trust, Inc.	84,230	489,376
Chesapeake Lodging Trust	60,786	1,319,664
DiamondRock Hospitality Co.	204,829	1,874,185
FelCor Lodging Trust, Inc.	132,589	847,244
Hersha Hospitality Trust	42,535	757,974
Pebblebrook Hotel Trust(a)	73,186	1,776,956
Summit Hotel Properties, Inc.	88,888	1,154,655
Xenia Hotels & Resorts, Inc.	111,221	1,736,160
Total Hotel REITs		9,956,214

Mortgage REITs — 15.7%
AG Mortgage Investment Trust, Inc.	28,437	441,627
Altisource Residential Corp.	51,505	518,655
Anworth Mortgage Asset Corp.	97,257	477,532
Apollo Commercial Real Estate Finance, Inc.(a)	82,782	1,400,671
Ares Commercial Real Estate Corp.	26,514	347,864
ARMOUR Residential REIT, Inc.(a)	37,455	849,105
Capstead Mortgage Corp.(a)	97,643	928,585
Colony Capital, Inc., Class A(a)	113,190	2,151,742
Dynex Capital, Inc.	47,591	326,950
Invesco Mortgage Capital, Inc.	115,063	1,717,891
iStar, Inc.* (a)	69,951	778,555
MTGE Investment Corp.	46,748	797,053
New York Mortgage Trust, Inc.(a)	111,940	661,565
Newcastle Investment Corp.	60,456	266,006
Orchid Island Capital, Inc.	21,954	231,176
PennyMac Mortgage Investment Trust(a)	66,990	1,019,588
RAIT Financial Trust	93,839	286,209
Western Asset Mortgage Capital Corp.	41,802	423,454
Total Mortgage REITs		13,624,228

	Shares	Value
Common Stocks (continued)
Office REITs — 19.0%
Brandywine Realty Trust	178,611	$2,768,470
First Industrial Realty Trust, Inc.	118,829	3,138,274
First Potomac Realty Trust	58,499	521,811
Franklin Street Properties Corp.	106,072	1,227,253
Global Net Lease, Inc.(a)	174,613	1,293,882
Government Properties Income Trust	72,097	1,379,937
Lexington Realty Trust	192,548	1,952,437
Mack-Cali Realty Corp.(a)	83,765	2,151,085
Rexford Industrial Realty, Inc.(a)	67,775	1,427,341
Tier REIT, Inc.	48,750	719,063
Total Office REITs		16,579,553

Residential REITs — 6.8%
Education Realty Trust, Inc.	75,204	3,202,938
Independence Realty Trust, Inc.	41,223	343,388
Monogram Residential Trust, Inc.(a)	171,300	1,805,502
Silver Bay Realty Trust Corp.	33,069	553,906
Total Residential REITs		5,905,734

Retail REITs — 19.1%
Acadia Realty Trust	83,011	2,796,641
CBL & Associates Properties, Inc.	172,547	1,846,253
Cedar Realty Trust, Inc.	84,353	571,070
Four Corners Property Trust, Inc.	61,771	1,240,362
Kite Realty Group Trust(a)	85,804	2,139,094
Pennsylvania Real Estate Investment Trust(a)	69,905	1,363,846
Ramco-Gershenson Properties Trust	80,497	1,395,818
Retail Opportunity Investments Corp.(a)	110,438	2,220,908
Seritage Growth Properties, Class A(a)	23,447	1,068,011
Washington Prime Group, Inc.	190,264	1,995,869
Total Retail REITs		16,637,872

Specialized REITs — 11.5%
CareTrust REIT, Inc.	58,839	828,453
InfraREIT, Inc.	35,845	595,744
National Storage Affiliates Trust	36,519	715,042
Physicians Realty Trust(a)	138,310	2,734,389
QTS Realty Trust, Inc., Class A	41,155	1,891,484
Sabra Health Care REIT, Inc.	65,781	1,532,697
STAG Industrial, Inc.	73,576	1,697,398
Total Specialized REITs		9,995,207
Total Common Stocks (Cost $90,356,282)		86,924,119

See notes to financial statements.

Schedules of Investments — IQ U.S. Real Estate Small Cap ETF (continued)

October 31, 2016 (unaudited)

	Shares	Value
Short-Term Investment — 0.2%
Money Market Fund — 0.2%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.22%(d) (Cost $143,174)	143,174	$143,174

Investment of Cash Collateral For Securities Loaned — 7.2%
Money Market Fund — 7.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.28%(e) (Cost $6,266,024)	6,266,024	6,266,024
Total Investments — 107.2% (Cost $96,765,480)		93,333,317
Other Assets and Liabilities, Net — (7.2)%		(6,226,362)
Net Assets — 100.0%		$87,106,955

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $23,136,245; total market value of collateral held by the Fund was $23,534,755. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $17,268,731.
(b)	Security has been deemed illiquid because it may not be able to be resold within seven days at approximately the price shown. At October 31, 2016, the value of this security was $242,461.
(c)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees.
(d)	Reflects the 7-day yield at October 31, 2016.
(e)	Reflects the 1-day yield at October 31, 2016.

REIT — Real Estate Investment Trust.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2016. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Investments in Securities:(a)
Common Stocks	$86,681,658	$—	$242,461	(b)	$86,924,119
Short-Term Investment:
Money Market Fund	143,174	—	—		143,174
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	6,266,024	—	—		6,266,024
Total Investments in Securities	$93,090,856	$—	$242,461		$93,333,317

(a)	For a complete listing of investments and their industries, see the Schedules of Investments.
(b)	The Level 3 Security, valued at $242,461, has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended October 31, 2016, the Fund transferred common stock valued at $370,852 from Level 1 to Level 3 as a result of a company dissolution. For the period ended October 31, 2016, there were no transfers between level 1 and level 2.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of April 30, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of October 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at October 31, 2016(a)
Common Stock:
Winthrop Realty Trust(b)	$—	$—	$(4,846)	$(110,524)	$6,958	$(19,979)	$370,852	$—	$242,461	$(127,780)
Total	$—	$—	$(4,846)	$(110,524)	$6,958	$(19,979)	$370,852	$—	$242,461	$(127,780)

Information about Level 3 fair value measurements as of October 31, 2016.

Security Type	Fair Value	Valuation Technique	Unobservable Inputs
Common Stock	$242,461	Issue Specific Facts	Company Announcement

(a)	Included in “Net change in unrealized appreciation (depreciation) on investments” in the Statements of Operations.
(b)	Security has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF

October 31, 2016 (unaudited)

	Shares	Value

Common Stocks — 97.5%
Australia — 6.8%
AGL Energy Ltd.	9,075	$132,450
Alumina Ltd.(a)	47,797	57,466
Amcor Ltd.	15,640	174,949
AMP Ltd.	39,125	136,059
APA Group	15,925	96,460
Aristocrat Leisure Ltd.	10,597	123,699
ASX Ltd.	3,817	136,891
Aurizon Holdings Ltd.	28,810	106,984
Australia & New Zealand Banking Group Ltd.	34,585	732,941
Bank of Queensland Ltd.	8,496	67,624
Bendigo & Adelaide Bank Ltd.	8,982	76,072
BHP Billiton Ltd.	39,861	699,764
BHP Billiton PLC	28,054	422,830
BlueScope Steel Ltd.	6,964	41,334
Boral Ltd.	16,488	79,043
Brambles Ltd.	21,627	189,750
Caltex Australia Ltd.	4,047	94,635
Challenger Ltd.	12,138	99,384
Coca-Cola Amatil Ltd.	12,120	87,985
Commonwealth Bank of Australia	20,667	1,154,172
Computershare Ltd.	9,315	74,781
CSL Ltd.	5,874	449,262
Dexus Property Group	16,808	114,343
Fortescue Metals Group Ltd.	19,551	81,825
Goodman Group	25,346	130,959
GPT Group (The)	30,039	106,519
Healthscope Ltd.	20,574	34,599
Incitec Pivot Ltd.	29,633	66,520
Insurance Australia Group Ltd.	36,370	152,493
Macquarie Group Ltd.	4,024	244,353
Medibank Pvt Ltd.	46,556	91,401
Mirvac Group	62,310	99,097
National Australia Bank Ltd.	32,142	684,837
Newcrest Mining Ltd.	9,849	169,078
Oil Search Ltd.	19,684	99,757
Orica Ltd.	6,316	78,292
Origin Energy Ltd.	25,411	103,450
QBE Insurance Group Ltd.	18,278	138,947
Ramsay Health Care Ltd.	1,973	110,139
Santos Ltd.	26,891	73,052
Scentre Group	65,947	211,268
SEEK Ltd.	7,063	78,684
Sonic Healthcare Ltd.	6,680	104,154
South32 Ltd.	71,218	139,277
Stockland	36,656	123,289
Suncorp Group Ltd.	18,156	165,375
Sydney Airport	19,098	90,974
Tatts Group Ltd.	25,391	78,444
Telstra Corp. Ltd.	50,581	191,678
Transurban Group	26,371	208,496
Treasury Wine Estates Ltd.	11,644	95,162
Vicinity Centres	46,629	101,834
Wesfarmers Ltd.	13,709	427,811
Westfield Corp.	26,169	177,228
Westpac Banking Corp.	40,160	931,156
Woodside Petroleum Ltd.	10,349	223,416
Woolworths Ltd.	16,399	295,124
Total Australia		11,457,566

	Shares	Value
Common Stocks (continued)
Austria — 0.2%
ANDRITZ AG	1,602	$83,679
Erste Group Bank AG*	4,700	147,403
OMV AG	2,954	92,207
Total Austria		323,289

Belgium — 1.2%
Ageas	3,102	113,149
Anheuser-Busch InBev SA/NV	9,872	1,131,408
Groupe Bruxelles Lambert SA	1,480	127,129
KBC Group NV*	3,703	225,328
Proximus SA	2,398	68,556
Solvay SA	1,150	131,799
UCB SA	1,854	125,376
Umicore SA	1,920	116,579
Total Belgium		2,039,324

China — 0.1%
AAC Technologies Holdings, Inc.	11,419	108,965
China Mengniu Dairy Co. Ltd.(a)	36,622	69,420
Want Want China Holdings Ltd.(a)	107,810	65,758
Total China		244,143

Denmark — 1.6%
AP Moller — Maersk A/S, Class A	60	87,664
AP Moller — Maersk A/S, Class B	82	125,668
Carlsberg A/S, Class B	1,556	140,096
Chr Hansen Holding A/S	1,669	99,803
Coloplast A/S, Class B	1,667	116,142
Danske Bank A/S	9,977	307,566
DSV A/S	2,935	142,032
Genmab A/S*	904	148,932
ISS A/S	2,885	113,255
Novo Nordisk A/S, Class B	23,838	851,489
Novozymes A/S, Class B	3,237	120,061
Pandora A/S	1,513	196,646
Vestas Wind Systems A/S	3,179	254,605
Total Denmark		2,703,959

Finland — 1.0%
Elisa OYJ	2,224	74,845
Fortum OYJ	6,116	101,839
Kone OYJ, Class B	4,940	227,061
Neste OYJ	1,542	66,481
Nokia OYJ	78,248	348,935
Nokian Renkaat OYJ	2,542	85,185
Orion OYJ, Class B	1,829	77,772
Sampo OYJ, Class A	6,101	279,354
Stora Enso OYJ, Class R	9,166	86,562
UPM-Kymmene OYJ	7,899	183,568
Wartsila OYJ Abp	2,451	105,859
Total Finland		1,637,461

France — 8.7%
Accor SA	3,024	114,646
Air Liquide SA	4,407	447,733
Airbus Group SE	7,315	434,213
Alstom SA*	2,613	70,091
Arkema SA	1,249	118,268
Atos SE	1,389	144,071
AXA SA	24,214	545,069

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

October 31, 2016 (unaudited)

	Shares	Value

Common Stocks (continued)
France (continued)
BNP Paribas SA	12,695	$735,335
Bouygues SA	2,982	97,102
Bureau Veritas SA	4,500	84,895
Capgemini SA	2,087	172,681
Carrefour SA	7,442	194,934
Casino Guichard Perrachon SA	968	48,101
Christian Dior SE	660	127,154
Cie de Saint-Gobain	6,498	288,094
Cie Generale des Etablissements Michelin	2,641	285,540
Credit Agricole SA	14,308	154,209
Danone SA	7,171	495,863
Dassault Systemes	1,873	148,117
Edenred	4,067	94,091
Engie SA	18,580	267,526
Essilor International SA	2,679	300,720
Eutelsat Communications SA	3,157	66,099
Groupe Eurotunnel SE	7,269	67,977
Hermes International	334	135,139
Iliad SA	379	79,394
Ingenico Group SA	865	68,366
JCDecaux SA	1,549	47,298
Kering	1,062	235,220
Klepierre	3,128	127,779
Legrand SA	3,946	222,725
L’Oreal SA	3,077	549,969
LVMH Moet Hennessy Louis Vuitton SE	3,255	590,704
Natixis SA	12,900	65,119
Orange SA	24,009	377,673
Pernod Ricard SA	2,656	315,462
Peugeot SA*	5,342	79,904
Publicis Groupe SA	2,933	200,947
Renault SA	2,360	204,660
Rexel SA	5,676	78,615
Safran SA	3,787	259,997
Sanofi	14,169	1,102,155
Schneider Electric SE	7,283	488,119
SCOR SE	2,835	91,647
SFR Group SA	1,518	40,835
Societe BIC SA	493	68,256
Societe Generale SA	9,531	371,527
Sodexo SA	1,108	128,504
Suez	4,659	73,671
Technip SA	1,988	131,670
Teleperformance	865	91,284
Thales SA	1,571	147,707
TOTAL SA	27,240	1,305,501
Unibail-Rodamco SE	1,328	315,899
Valeo SA	3,415	196,535
Veolia Environnement SA	6,563	143,024
Vinci SA	6,230	450,599
Vivendi SA	15,077	304,435
Zodiac Aerospace	3,219	78,231
Total France		14,671,099

Germany — 7.9%
adidas AG	2,760	452,012
Allianz SE	5,684	884,774
BASF SE	11,735	1,032,972
Bayer AG	10,472	1,036,476

	Shares	Value
Common Stocks (continued)
Germany (continued)
Bayerische Motoren Werke AG	4,485	$390,219
Beiersdorf AG	1,571	138,115
Brenntag AG	2,413	128,805
Commerzbank AG	14,433	97,887
Continental AG	1,398	267,496
Daimler AG	12,348	878,614
Deutsche Bank AG*	18,189	262,295
Deutsche Boerse AG*	2,440	189,585
Deutsche Post AG	12,164	376,424
Deutsche Telekom AG	40,898	665,537
Deutsche Wohnen AG	5,001	162,928
E.ON SE	24,434	178,707
Fresenius Medical Care AG & Co. KGaA	2,777	225,906
Fresenius SE & Co. KGaA	5,130	378,125
GEA Group AG	2,899	111,941
Hannover Rueck SE	911	101,412
HeidelbergCement AG	2,079	196,359
Henkel AG & Co. KGaA	1,358	149,311
HUGO BOSS AG	1,138	71,368
Infineon Technologies AG	16,314	292,483
K+S AG(a)	2,967	59,942
LANXESS AG	1,616	103,329
LEG Immobilien AG*	689	58,036
Linde AG	2,474	407,614
Merck KGaA	1,730	177,619
METRO AG	2,572	76,942
MTU Aero Engines AG	971	101,204
Muenchener Rueckversicherungs-Gesellschaft AG	1,734	335,683
OSRAM Licht AG	1,436	81,304
ProSiebenSat.1 Media SE	3,263	140,429
RWE AG*	7,234	114,666
SAP SE	11,285	992,619
Siemens AG	9,543	1,082,195
Symrise AG	2,056	140,884
thyssenkrupp AG	6,162	142,458
TUI AG	6,352	80,421
United Internet AG	1,889	77,424
Volkswagen AG	357	53,223
Vonovia SE	5,910	207,864
Wirecard AG	1,999	94,697
Zalando SE‡*	1,782	78,118
Total Germany		13,276,422

Hong Kong — 3.4%
AIA Group Ltd.	150,710	951,308
Bank of East Asia Ltd. (The)	23,133	93,220
BOC Hong Kong Holdings Ltd.	50,402	180,034
Cheung Kong Infrastructure Holdings Ltd.	11,336	92,897
Cheung Kong Property Holdings Ltd.	36,542	270,713
CK Hutchison Holdings Ltd.	36,593	452,762
CLP Holdings Ltd.	21,376	217,485
Galaxy Entertainment Group Ltd.	29,405	120,770
Hang Lung Properties Ltd.	34,061	75,195
Hang Seng Bank Ltd.	10,948	197,788
Henderson Land Development Co. Ltd.	17,636	104,499
Hong Kong & China Gas Co., Ltd.	104,888	205,587

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

October 31, 2016 (unaudited)

	Shares	Value

Common Stocks (continued)
Hong Kong (continued)
Hong Kong Exchanges and Clearing Ltd.	15,330	$406,040
Hongkong Land Holdings Ltd.	17,769	119,052
Hopewell Holdings Ltd.	23,553	82,612
Hysan Development Co. Ltd.	17,846	82,385
Jardine Matheson Holdings Ltd.	2,717	165,492
Jardine Strategic Holdings Ltd.	3,257	114,288
Li & Fung Ltd.	101,718	50,106
Link REIT (The)	32,849	234,247
MTR Corp. Ltd.	21,408	118,568
New World Development Co. Ltd.	88,982	110,957
Power Assets Holdings Ltd.	19,340	181,932
Sands China Ltd.	33,600	146,231
Sino Land Co. Ltd.	57,114	97,217
Sun Hung Kai Properties Ltd.	18,405	274,834
Swire Pacific Ltd., Class A	8,644	89,897
Techtronic Industries Co. Ltd.	24,677	92,918
WH Group Ltd.‡	75,880	61,547
Wharf Holdings Ltd. (The)	18,224	137,006
Wheelock & Co. Ltd.	14,146	87,377
Yue Yuen Industrial Holdings Ltd.	16,658	63,476
Total Hong Kong		5,678,440

Ireland — 0.7%
Bank of Ireland*	368,692	78,811
CRH PLC	10,937	353,053
Experian PLC	12,779	245,417
James Hardie Industries PLC	6,304	94,166
Kerry Group PLC, Class A	1,935	140,293
Paddy Power Betfair PLC	1,096	113,337
Ryanair Holdings PLC*	1,316	18,177
Smurfit Kappa Group PLC	3,252	71,268
Total Ireland		1,114,522

Israel — 0.6%
Bank Hapoalim BM	28,544	164,544
Bank Leumi Le-Israel BM*	34,020	128,260
Bezeq The Israeli Telecommunication Corp. Ltd.	50,256	91,203
Nice Ltd.	1,375	91,185
Teva Pharmaceutical Industries Ltd.	12,287	514,104
Total Israel		989,296

Italy — 1.8%
Assicurazioni Generali SpA	16,573	213,829
Atlantia SpA	7,403	181,050
Enel SpA	100,434	431,576
Eni SpA	34,299	496,677
EXOR SpA	1,982	84,104
Ferrari NV	1,793	94,304
Intesa Sanpaolo SpA	170,116	393,475
Leonardo-Finmeccanica SpA*	6,999	85,163
Luxottica Group SpA	2,678	133,131
Mediobanca SpA	12,053	88,193
Prysmian SpA	4,723	117,371
Snam SpA	36,816	193,798
Telecom Italia SpA*(a)	127,907	110,837
Telecom Italia SpA-RSP*	85,442	60,505
Terna Rete Elettrica Nazionale SpA	25,973	127,040
UniCredit SpA	72,069	178,545
Total Italy		2,989,598

	Shares	Value
Common Stocks (continued)
Japan — 23.6%
Aeon Co., Ltd.	9,770	$135,089
Air Water, Inc.	4,292	80,338
Aisin Seiki Co., Ltd.	2,806	123,231
Ajinomoto Co., Inc.	7,582	168,581
Alfresa Holdings Corp.	3,625	76,650
Alps Electric Co., Ltd.	2,893	69,376
Amada Holdings Co., Ltd.	8,179	93,243
Aozora Bank Ltd.	26,108	86,211
Asahi Glass Co., Ltd.	16,437	114,966
Asahi Group Holdings Ltd.	5,529	197,357
Asahi Kasei Corp.	19,298	174,056
Asics Corp.	3,223	68,763
Astellas Pharma, Inc.	28,394	421,377
Bandai Namco Holdings, Inc.	3,532	105,874
Bridgestone Corp.	8,436	314,288
Brother Industries Ltd.	4,669	85,751
Canon, Inc.	13,558	389,251
Casio Computer Co., Ltd.	3,989	55,649
Central Japan Railway Co.	2,330	396,112
Chiba Bank Ltd. (The)	12,311	76,149
Chubu Electric Power Co., Inc.	9,433	138,643
Chugai Pharmaceutical Co., Ltd.(a)	3,257	110,958
Chugoku Electric Power Co., Inc. (The)	4,816	56,279
Concordia Financial Group Ltd.	19,900	92,261
Credit Saison Co., Ltd.	3,287	56,803
Dai Nippon Printing Co., Ltd.	10,531	105,626
Daicel Corp.	6,284	82,762
Dai-ichi Life Holdings, Inc.	14,570	213,659
Daiichi Sankyo Co., Ltd.	9,656	232,108
Daikin Industries Ltd.	3,630	348,198
Daito Trust Construction Co., Ltd.	1,116	186,646
Daiwa House Industry Co., Ltd.	8,558	235,032
Daiwa Securities Group, Inc.	25,033	149,529
DeNA Co., Ltd.	1,408	45,288
Denso Corp.	6,277	272,679
Dentsu, Inc.	3,113	155,228
Don Quijote Holdings Co., Ltd.	1,893	71,966
East Japan Railway Co.	4,756	418,959
Eisai Co., Ltd.	3,640	232,010
Electric Power Development Co., Ltd.	2,693	62,709
FamilyMart UNY Holdings Co., Ltd.	985	61,677
FANUC Corp.	2,539	475,496
Fast Retailing Co., Ltd.	680	229,460
Fuji Heavy Industries Ltd.	8,032	312,918
FUJIFILM Holdings Corp.	5,595	211,639
Fujitsu Ltd.	24,735	146,666
Fukuoka Financial Group, Inc.	14,920	64,601
Gunma Bank Ltd. (The)	9,672	46,204
Hamamatsu Photonics K.K.	1,813	54,864
Hankyu Hanshin Holdings, Inc.	3,722	123,258
Hino Motors Ltd.	6,049	65,910
Hirose Electric Co., Ltd.	650	85,854
Hitachi Ltd.	59,907	318,789
Honda Motor Co., Ltd.(b)	22,294	667,006
Hoya Corp.	5,759	240,312
IHI Corp.*	25,163	66,329
Inpex Corp.	13,736	128,831
Isetan Mitsukoshi Holdings Ltd.	5,650	57,099
Isuzu Motors Ltd.	9,242	114,288

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

October 31, 2016 (unaudited)

	Shares	Value

Common Stocks (continued)
Japan (continued)
ITOCHU Corp.	19,620	$248,039
Iyo Bank Ltd. (The)	5,662	34,807
J Front Retailing Co., Ltd.	4,242	58,412
Japan Exchange Group, Inc.	7,891	117,368
Japan Tobacco, Inc.(b)	15,461	587,631
JFE Holdings, Inc.	7,360	105,513
JGC Corp.	4,794	84,808
JTEKT Corp.	4,237	62,697
JX Holdings, Inc.	37,809	149,639
Kajima Corp.	10,154	68,508
Kansai Electric Power Co., Inc. (The)*	10,213	97,625
Kansai Paint Co., Ltd.	4,453	95,768
Kao Corp.	6,788	349,138
Kawasaki Heavy Industries Ltd.	25,551	74,646
KDDI Corp.	23,209	704,983
Keikyu Corp.	9,264	93,358
Keio Corp.	10,815	89,538
Keisei Electric Railway Co., Ltd.	2,765	66,754
Keyence Corp.	603	442,187
Kikkoman Corp.	3,070	97,722
Kintetsu Group Holdings Co., Ltd.	27,494	110,934
Kirin Holdings Co., Ltd.	12,181	209,518
Koito Manufacturing Co., Ltd.	2,081	108,521
Komatsu Ltd.	12,857	286,663
Konami Holdings Corp.	1,202	47,412
Konica Minolta, Inc.	8,162	73,088
Kose Corp.	377	34,405
Kubota Corp.	15,669	252,663
Kuraray Co., Ltd.	7,032	106,666
Kurita Water Industries Ltd.	3,203	75,804
Kyocera Corp.	4,344	211,237
Kyowa Hakko Kirin Co., Ltd.	4,749	72,533
Kyushu Electric Power Co., Inc.*	6,816	61,813
Lawson, Inc.	1,334	101,302
LIXIL Group Corp.	4,463	102,481
M3, Inc.	3,273	99,668
Mabuchi Motor Co., Ltd.	1,131	65,760
Makita Corp.	2,030	140,440
Marubeni Corp.	25,344	133,298
Marui Group Co., Ltd.	4,349	61,044
Mazda Motor Corp.	7,855	129,129
MEIJI Holdings Co., Ltd.	2,004	199,856
Miraca Holdings, Inc.	1,457	70,434
MISUMI Group, Inc.	4,943	90,172
Mitsubishi Chemical Holdings Corp.	19,297	126,890
Mitsubishi Corp.	17,999	392,403
Mitsubishi Electric Corp.	25,983	351,723
Mitsubishi Estate Co., Ltd.	16,386	324,570
Mitsubishi Heavy Industries Ltd.	43,228	184,866
Mitsubishi Materials Corp.	2,260	64,842
Mitsubishi Motors Corp.	10,776	59,989
Mitsubishi UFJ Financial Group, Inc.(b)	171,836	890,535
Mitsubishi UFJ Lease & Finance Co., Ltd.	11,913	57,703
Mitsui & Co., Ltd.	22,516	312,398
Mitsui Chemicals, Inc.	11,083	54,632
Mitsui Fudosan Co., Ltd.	12,260	278,894
Mitsui OSK Lines Ltd.	23,524	58,874
Mizuho Financial Group, Inc.	301,213	507,635
MS&AD Insurance Group Holdings, Inc.	7,179	213,283

	Shares	Value
Common Stocks (continued)
Japan (continued)
Murata Manufacturing Co., Ltd.	2,458	$343,140
Nabtesco Corp.	3,074	91,853
NEC Corp.	40,539	108,402
NGK Insulators Ltd.	4,534	83,186
NGK Spark Plug Co., Ltd.	3,662	72,344
NH Foods Ltd.	3,991	95,479
Nidec Corp.	3,171	306,886
Nikon Corp.	6,687	100,987
Nintendo Co., Ltd.	1,371	331,905
Nippon Express Co., Ltd.	13,781	68,062
Nippon Paint Holdings Co., Ltd.	2,788	94,981
Nippon Shinyaku Co., Ltd.	893	45,294
Nippon Steel & Sumitomo Metal Corp.	10,737	212,370
Nippon Telegraph & Telephone Corp.	3,317	147,093
Nippon Yusen K.K.	29,616	60,593
Nissan Chemical Industries Ltd.	3,250	110,256
Nissan Motor Co., Ltd.	23,703	241,011
Nisshin Seifun Group, Inc.	5,829	85,867
Nissin Foods Holdings Co., Ltd.	1,647	95,292
Nitori Holdings Co., Ltd.	1,143	136,723
Nitto Denko Corp.	2,296	160,066
Nomura Holdings, Inc.	46,442	232,685
Nomura Research Institute Ltd.	2,017	69,962
NSK Ltd.	7,936	88,056
NTT Data Corp.	2,031	104,753
NTT DOCOMO, Inc.	16,739	420,605
Obayashi Corp.	11,509	110,945
Obic Co., Ltd.	1,331	69,156
Odakyu Electric Railway Co., Ltd.	5,071	103,509
Oji Holdings Corp.	16,955	71,799
Olympus Corp.	4,605	164,331
Omron Corp.	3,085	118,309
Ono Pharmaceutical Co., Ltd.	6,484	164,560
Oriental Land Co., Ltd.	2,767	161,594
ORIX Corp.	17,583	278,674
Osaka Gas Co., Ltd.	27,639	114,859
Otsuka Holdings Co., Ltd.	5,974	261,336
Panasonic Corp.	27,324	285,240
Pigeon Corp.	1,511	42,561
Rakuten, Inc.	10,574	122,006
Recruit Holdings Co., Ltd.	4,472	179,586
Resona Holdings, Inc.	32,755	145,252
Ricoh Co., Ltd.	11,052	90,027
Rohm Co., Ltd.	1,642	86,409
Ryohin Keikaku Co., Ltd.	411	87,766
Santen Pharmaceutical Co., Ltd.	6,628	96,754
SBI Holdings, Inc.	4,801	57,109
Secom Co., Ltd.	2,841	205,008
Seibu Holdings, Inc.	3,879	67,034
Seiko Epson Corp.	4,747	96,354
Sekisui Chemical Co., Ltd.	7,105	111,898
Sekisui House Ltd.	8,644	142,840
Seven & i Holdings Co., Ltd.	9,919	413,712
Seven Bank Ltd.	15,294	47,009
Shimadzu Corp.	5,142	74,817
Shimano, Inc.	1,141	195,007
Shimizu Corp.	10,253	91,129
Shin-Etsu Chemical Co., Ltd.	5,546	420,680
Shinsei Bank Ltd.	33,013	53,406

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

October 31, 2016 (unaudited)

	Shares	Value

Common Stocks (continued)
Japan (continued)
Shionogi & Co., Ltd.	4,272	$210,500
Shiseido Co., Ltd.	5,832	150,288
Shizuoka Bank Ltd. (The)	9,624	81,234
SMC Corp.	827	239,951
SoftBank Group Corp.	10,771	676,692
Sompo Holdings, Inc.	5,308	171,941
Sony Corp.	15,689	501,791
Sotetsu Holdings, Inc.	10,400	50,770
Square Enix Holdings Co., Ltd.	1,037	34,341
Stanley Electric Co., Ltd.	2,948	81,159
Sumitomo Chemical Co., Ltd.	22,461	106,443
Sumitomo Corp.	16,385	188,587
Sumitomo Electric Industries Ltd.	11,079	163,889
Sumitomo Metal Mining Co., Ltd.	7,134	92,294
Sumitomo Mitsui Financial Group, Inc.	16,488	573,161
Sumitomo Mitsui Trust Holdings, Inc.	5,154	174,113
Sumitomo Realty & Development Co., Ltd.	5,918	155,602
Suntory Beverage & Food Ltd.	2,141	93,618
Suruga Bank Ltd.	3,518	85,870
Suzuki Motor Corp.	5,529	196,252
Sysmex Corp.	2,102	145,821
T&D Holdings, Inc.	9,727	117,648
Taiheiyo Cement Corp.	24,697	70,741
Taisei Corp.	17,872	134,017
Taisho Pharmaceutical Holdings Co., Ltd.	970	94,614
Takashimaya Co., Ltd.	7,030	57,332
Takeda Pharmaceutical Co., Ltd.	9,950	445,021
TDK Corp.	1,764	121,869
Teijin Ltd.	3,862	74,715
Terumo Corp.	4,948	191,403
Tobu Railway Co., Ltd.	17,866	87,728
Toho Co., Ltd.	2,751	82,594
Tohoku Electric Power Co., Inc.	6,852	83,788
Tokio Marine Holdings, Inc.	9,218	363,948
Tokyo Electric Power Co. Holdings, Inc.*	21,047	81,716
Tokyo Electron Ltd.	2,281	205,949
Tokyo Gas Co., Ltd.	30,938	140,198
Tokyu Corp.	16,742	125,384
Tokyu Fudosan Holdings Corp.	8,738	49,309
TonenGeneral Sekiyu K.K.	8,835	87,101
Toppan Printing Co., Ltd.	9,711	91,302
Toray Industries, Inc.	21,647	201,628
Toshiba Corp.*	50,948	184,719
TOTO Ltd.	2,640	105,515
Toyo Suisan Kaisha Ltd.	2,077	84,100
Toyota Industries Corp.	2,450	112,259
Toyota Motor Corp.	33,343	1,928,839
Toyota Tsusho Corp.	3,673	86,787
Tsuruha Holdings, Inc.	725	83,618
Unicharm Corp.	5,872	139,613
USS Co., Ltd.	4,531	76,663
West Japan Railway Co.	2,538	156,311
Yahoo Japan Corp.	21,988	84,324
Yakult Honsha Co., Ltd.	1,793	83,606
Yamada Denki Co., Ltd.	8,118	41,948
Yamaguchi Financial Group, Inc.	5,559	61,258
Yamaha Corp.	2,307	82,436
Yamaha Motor Co., Ltd.	4,388	97,502

	Shares	Value
Common Stocks (continued)
Japan (continued)
Yamato Holdings Co., Ltd.	5,343	$121,773
Total Japan		39,576,195

Jersey — 0.1%
Randgold Resources Ltd.	1,336	118,093

Jordan — 0.0%(c)
Hikma Pharmaceuticals PLC	2,147	45,977

Luxembourg — 0.3%
ArcelorMittal*	23,094	155,387
Eurofins Scientific SE	145	65,789
RTL Group SA	721	56,432
SES SA	5,214	119,742
Tenaris SA	8,685	122,624
Total Luxembourg		519,974

Mexico — 0.0%(c)
Fresnillo PLC	2,086	41,767

Netherlands — 3.6%
Aegon NV	26,013	112,009
Akzo Nobel NV	3,420	220,741
Altice NV, Class A*	6,327	116,519
ASML Holding NV	4,227	447,146
Gemalto NV	1,312	71,242
Heineken Holding NV	1,343	103,216
Heineken NV	2,822	232,166
ING Groep NV	50,067	658,327
Koninklijke Ahold Delhaize NV	17,284	393,997
Koninklijke DSM NV	2,782	178,647
Koninklijke KPN NV	44,277	144,202
Koninklijke Philips NV	12,340	371,455
NN Group NV	4,843	145,729
Randstad Holding NV	1,647	84,702
Royal Dutch Shell PLC, Class A(b)	52,143	1,297,737
Royal Dutch Shell PLC, Class B(b)	48,210	1,244,880
Wolters Kluwer NV	4,797	185,388
Total Netherlands		6,008,103

New Zealand — 0.3%
Auckland International Airport Ltd.	21,153	99,726
Fisher & Paykel Healthcare Corp. Ltd.	14,523	92,053
Fletcher Building Ltd.	17,713	131,407
Spark New Zealand Ltd.	36,925	96,683
Total New Zealand		419,869

Norway — 0.6%
DNB ASA	14,174	205,272
Norsk Hydro ASA	19,065	85,373
Orkla ASA	13,745	130,013
Schibsted ASA, Class A	2,636	63,285
Statoil ASA	12,944	212,401
Telenor ASA	9,597	152,943
Yara International ASA	2,663	94,238
Total Norway		943,525

Portugal — 0.1%
EDP — Energias de Portugal SA	30,140	99,482
Galp Energia SGPS SA	4,458	60,353
Jeronimo Martins SGPS SA	4,132	70,977
Total Portugal		230,812

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

October 31, 2016 (unaudited)

	Shares	Value

Common Stocks (continued)
Russia — 0.0%(c)
Polymetal International PLC	4,642	$50,497

Singapore — 1.1%
Ascendas Real Estate Investment Trust	53,416	90,952
CapitaLand Commercial Trust Ltd.	82,242	93,061
CapitaLand Ltd.	38,998	86,575
CapitaLand Mall Trust	61,808	91,920
City Developments Ltd.	10,724	65,412
ComfortDelGro Corp. Ltd.	35,424	64,643
DBS Group Holdings Ltd.	21,672	233,551
Genting Singapore PLC	108,596	58,125
Global Logistic Properties Ltd.	52,112	66,455
Keppel Corp. Ltd.	24,024	91,132
Oversea-Chinese Banking Corp. Ltd.	39,302	239,443
Singapore Exchange Ltd.	19,423	98,936
Singapore Press Holdings Ltd.(a)	38,391	102,604
Singapore Technologies Engineering Ltd.	34,134	76,758
Singapore Telecommunications Ltd.	90,066	251,064
United Overseas Bank Ltd.	15,217	205,313
Total Singapore		1,915,944

South Africa — 0.1%
Mediclinic International PLC	6,430	71,164
Mondi PLC	5,054	98,480
Total South Africa		169,644

South Korea — 4.2%
Amorepacific Corp.	500	156,871
AMOREPACIFIC Group	472	61,050
Celltrion, Inc.*	1,158	107,476
Coway Co. Ltd.	1,217	95,297
Dongbu Insurance Co., Ltd.	1,219	75,745
E-Mart Inc.	431	61,208
Hana Financial Group, Inc.	4,727	135,500
Hankook Tire Co. Ltd.	1,767	85,242
Hanmi Pharm Co. Ltd.	90	28,473
Hyundai Development Co. - Engineering & Construction	1,226	51,965
Hyundai Heavy Industries Co. Ltd.*	794	100,963
Hyundai Mobis Co. Ltd.	968	231,795
Hyundai Motor Co.	2,289	280,061
Hyundai Steel Co.	1,497	64,629
Industrial Bank of Korea	5,297	61,106
Kangwon Land, Inc.	2,888	95,783
KB Financial Group, Inc.	6,025	222,729
Kia Motors Corp.	4,012	142,703
Korea Aerospace Industries Ltd.	1,220	69,090
Korea Electric Power Corp.	3,659	157,488
Korea Zinc Co. Ltd.	226	89,867
KT&G Corp.	1,929	190,498
LG Chem Ltd.	673	144,981
LG Corp.	1,814	97,180
LG Display Co. Ltd.	3,987	95,124
LG Electronics, Inc.	2,027	84,676
LG Household & Health Care Ltd.	145	103,911
Lotte Chemical Corp.	234	58,998
NAVER Corp.	373	279,363
NCSoft Corp.	306	70,734
POSCO	970	200,909
Samsung C&T Corp.	1,178	166,263

	Shares	Value
Common Stocks (continued)
South Korea (continued)
Samsung Electronics Co. Ltd.	1,294	$1,853,499
Samsung Fire & Marine Insurance Co. Ltd.	549	139,859
Samsung Life Insurance Co. Ltd.	1,329	128,341
Samsung SDI Co. Ltd.	972	80,105
Samsung SDS Co. Ltd.	495	66,836
Shinhan Financial Group Co. Ltd.	6,614	253,462
SK Holdings Co. Ltd.	528	103,131
SK Hynix, Inc.	7,366	263,934
SK Innovation Co. Ltd.	958	126,840
SK Telecom Co. Ltd.	430	83,989
S-Oil Corp.	977	67,026
Total South Korea		7,034,700

Spain — 3.0%
Abertis Infraestructuras SA	9,547	141,545
ACS Actividades de Construccion y Servicios SA	2,714	83,094
Aena SA‡	941	137,966
Amadeus IT Group SA	5,963	281,076
Banco Bilbao Vizcaya Argentaria SA	83,113	599,312
Banco de Sabadell SA	66,644	89,054
Banco Popular Espanol SA	46,113	50,499
Banco Santander SA	186,190	913,763
Bankia SA	70,791	62,236
Bankinter SA	11,997	91,716
CaixaBank SA	31,486	95,158
Distribuidora Internacional de Alimentacion SA	11,001	58,813
Enagas SA	3,635	104,200
Endesa SA	4,371	92,787
Ferrovial SA	7,095	137,857
Gamesa Corp. Tecnologica SA	2,612	60,344
Gas Natural SDG SA	4,151	81,792
Grifols SA	7,216	142,462
Iberdrola SA	65,469	445,602
Industria de Diseno Textil SA	13,514	471,753
Red Electrica Corp. SA	6,374	132,791
Repsol SA	14,837	207,614
Telefonica SA	54,954	557,828
Total Spain		5,039,262

Sweden — 2.6%
Alfa Laval AB	5,105	73,450
Assa Abloy AB, B Shares	12,096	220,293
Atlas Copco AB, A Shares	8,081	237,374
Atlas Copco AB, B Shares	5,039	131,931
Boliden AB	4,523	104,934
Electrolux AB	3,202	75,919
Getinge AB, B Shares	3,095	50,774
Hennes & Mauritz AB, B Shares	11,739	330,641
Hexagon AB, B Shares	3,726	130,595
Industrivarden AB, A Shares	6,833	129,896
Investor AB, B Shares	5,911	210,389
Kinnevik AB, B Shares	3,451	87,370
Lundin Petroleum AB*	3,554	64,017
Nordea Bank AB	38,111	401,113
Sandvik AB	15,560	177,134
Securitas AB, B Shares	4,902	75,854
Skandinaviska Enskilda Banken AB, A Shares	18,242	184,311

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

October 31, 2016 (unaudited)

	Shares	Value

Common Stocks (continued)
Sweden (continued)
Skanska AB, B Shares	5,063	$110,110
SKF AB, B Shares	6,072	103,045
Svenska Cellulosa AB SCA, B Shares	7,915	224,514
Svenska Handelsbanken AB, A Shares	18,210	248,681
Swedbank AB, A Shares	13,270	311,249
Swedish Match AB	3,135	109,220
Telefonaktiebolaget LM Ericsson, B Shares	38,193	185,091
Telia Co. AB	30,556	122,271
Trelleborg AB, B Shares	4,708	82,298
Volvo AB, B Shares	20,276	218,009
Total Sweden		4,400,483

Switzerland — 8.6%
ABB Ltd.*	25,451	525,028
Actelion Ltd.*	1,395	201,724
Adecco Group AG	2,261	134,553
Aryzta AG*	1,525	67,051
Baloise Holding AG	736	90,651
Chocoladefabriken Lindt & Sprungli AG	16	83,163
Cie Financiere Richemont SA	6,852	441,025
Clariant AG*	5,220	86,516
Coca-Cola HBC AG*	3,137	67,637
Credit Suisse Group AG*	26,174	365,785
Dufry AG*	827	100,688
EMS-Chemie Holding AG	152	76,354
Galenica AG	83	83,260
Geberit AG	574	243,032
Givaudan SA	141	273,046
Glencore PLC*	152,801	466,387
Julius Baer Group Ltd.*	3,096	125,574
Kuehne + Nagel International AG	569	77,217
LafargeHolcim Ltd.*	5,726	306,016
Lonza Group AG*	789	149,040
Nestle SA	38,335	2,781,410
Novartis AG	28,549	2,032,409
Partners Group Holding AG	338	171,239
PSP Swiss Property AG	873	78,128
Roche Holding AG	8,774	2,018,490
Schindler Holding AG — Participating Certificate	850	158,070
SGS SA	83	168,367
Sika AG	37	177,947
Sonova Holding AG	842	112,988
STMicroelectronics NV	9,409	89,599
Swatch Group AG (The)	465	139,984
Swiss Life Holding AG*	478	126,642
Swiss Prime Site AG*	1,138	94,421
Swiss Re AG	4,142	384,922
Swisscom AG	304	139,166
Syngenta AG	1,219	487,649
UBS Group AG	45,518	644,405
Wolseley PLC	3,214	166,808
Zurich Insurance Group AG*	1,821	476,749
Total Switzerland		14,413,140

	Shares	Value
Common Stocks (continued)
United Kingdom — 14.7%
3i Group PLC	14,714	$120,541
Aberdeen Asset Management PLC	16,800	65,677
Admiral Group PLC	3,986	93,291
Anglo American PLC*	18,164	250,815
Ashtead Group PLC	7,444	116,149
Associated British Foods PLC	4,743	142,568
AstraZeneca PLC(b)	15,992	895,790
Auto Trader Group PLC‡	14,166	64,805
Aviva PLC	51,600	278,957
BAE Systems PLC	39,762	263,359
Barclays PLC(b)	216,637	503,328
Barratt Developments PLC	13,864	76,796
Berkeley Group Holdings PLC	1,938	55,816
BP PLC(b)	231,636	1,367,925
British American Tobacco PLC	23,238	1,331,038
British Land Co. PLC (The)	14,076	100,620
BT Group PLC(b)	108,991	500,266
Bunzl PLC	4,917	132,010
Burberry Group PLC	6,420	115,613
Capita PLC	9,106	65,149
Centrica PLC	71,346	186,582
CNH Industrial NV	10,310	80,017
Cobham PLC(a)	33,805	58,978
Compass Group PLC	20,701	374,306
Croda International PLC	2,352	100,447
DCC PLC	1,176	95,695
Diageo PLC(b)	32,842	873,910
Direct Line Insurance Group PLC	21,239	89,746
Dixons Carphone PLC	14,486	55,658
DS Smith PLC	15,116	73,599
Fiat Chrysler Automobiles NV	10,226	74,769
G4S PLC	24,259	65,159
GKN PLC	25,724	100,249
GlaxoSmithKline PLC	60,921	1,203,815
Hammerson PLC	12,042	81,008
Hargreaves Lansdown PLC	3,931	55,673
HSBC Holdings PLC	245,738	1,848,732
ICAP PLC	9,113	53,906
IMI PLC	5,168	62,718
Imperial Brands PLC(b)	12,452	601,341
Inchcape PLC	7,156	56,833
Informa PLC	14,712	120,794
Inmarsat PLC	7,216	61,802
InterContinental Hotels Group PLC	2,827	109,585
International Consolidated Airlines Group SA	13,712	72,723
Intertek Group PLC	2,717	113,381
Intu Properties PLC	15,472	52,041
ITV PLC	50,810	105,768
J Sainsbury PLC	25,781	78,973
Johnson Matthey PLC	2,924	121,734
Just Eat PLC*	7,697	52,813
Kingfisher PLC	32,895	145,103
Land Securities Group PLC	10,457	127,542
Legal & General Group PLC	72,505	185,364
Lloyds Banking Group PLC(b)	812,038	567,685
London Stock Exchange Group PLC	4,044	138,739

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

October 31, 2016 (unaudited)

	Shares	Value

Common Stocks (continued)
United Kingdom (continued)
Marks & Spencer Group PLC	23,129	$96,151
Meggitt PLC	13,735	72,996
Merlin Entertainments PLC‡	11,192	62,965
Micro Focus International PLC	2,995	78,288
National Grid PLC(b)	47,760	621,003
Next PLC	2,003	117,773
Old Mutual PLC	65,706	161,644
Pearson PLC	11,337	104,848
Persimmon PLC	4,416	91,332
Petrofac Ltd.	4,916	48,406
Provident Financial PLC	2,436	87,736
Prudential PLC(b)	31,992	521,243
Reckitt Benckiser Group PLC(b)	8,226	734,454
RELX NV	12,038	202,889
RELX PLC	14,143	252,274
Rightmove PLC	1,294	59,007
Rio Tinto Ltd.	5,150	212,326
Rio Tinto PLC	16,019	555,338
Rolls-Royce Holdings PLC*	22,523	199,775
Royal Bank of Scotland Group PLC*	41,532	95,886
Royal Mail PLC	12,833	76,929
RSA Insurance Group PLC	16,535	111,536
Sage Group PLC (The)	16,011	141,038
Schroders PLC	1,776	61,125
Severn Trent PLC	3,354	95,329
Sky PLC	12,999	129,820
Smith & Nephew PLC	12,672	183,025
Smiths Group PLC	6,640	114,954
SSE PLC	12,627	245,273
St James’s Place PLC	7,527	86,843
Standard Chartered PLC*	36,253	315,096
Standard Life PLC	25,413	104,808
Tate & Lyle PLC	9,592	91,345
Taylor Wimpey PLC	46,095	79,745
Tesco PLC*	109,597	281,998
Travis Perkins PLC	3,407	55,448
Unilever NV(a)	19,995	836,849
Unilever PLC(b)	15,526	647,905
United Utilities Group PLC	9,607	110,254
Vodafone Group PLC(b)	334,289	917,484
Weir Group PLC (The)	3,566	74,013
Whitbread PLC	2,405	106,146
William Hill PLC	13,396	48,379
Wm Morrison Supermarkets PLC(a)	34,458	95,288
Worldpay Group PLC‡	20,939	72,807
WPP PLC	17,043	369,963
Total United Kingdom		24,617,435

United States — 0.6%
Carnival PLC	2,154	103,510
QIAGEN NV*	3,907	95,529
Samsonite International SA	19,819	62,359
Shire PLC	11,605	658,837
Total United States		920,235
Total Common Stocks (Cost $163,641,108)		163,590,774

	Shares	Value
Preferred Stocks — 0.7%
Germany — 0.6%
FUCHS PETROLUB SE	2,041	$91,116
Henkel AG & Co. KGaA	2,459	315,111
Porsche Automobil Holding SE	2,337	125,849
Sartorius AG	486	38,129
Volkswagen AG	2,395	328,700
Total Germany		898,905

South Korea — 0.1%
Samsung Electronics Co. Ltd.	161	185,307

Total Preferred Stocks (Cost $1,044,002)		1,084,212

Right — 0.0%(c)
Spain — 0.0%(c)
Ferrovial SA* (Cost $3,014)	6,739	2,881

Short-Term Investment — 0.5%
Money Market Fund — 0.5%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.22%(d) (Cost $839,528)	839,528	839,528

Investment of Cash Collateral For Securities Loaned — 0.7%
Money Market Fund — 0.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.28%(e) (Cost $1,189,341)	1,189,341	1,189,341
Total Investments — 99.4% (Cost $166,716,993)		166,706,736
Other Assets and Liabilities, Net — 0.6%		1,036,409
Net Assets — 100.0%		$167,743,145

*	Non-income producing securities.
‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,229,260; total market value of collateral held by the Fund was $1,300,294. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $110,953.
(b)	All or a portion of these securities have been segregated as collateral for forward exchange contracts. The total value of securities segregated amounted to $6,349,753.
(c)	Less than 0.05%.
(d)	Reflects the 7-day yield at October 31, 2016.
(e)	Reflects the 1-day yield at October 31, 2016.

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

October 31, 2016 (unaudited)

Forward Exchange Contracts Outstanding as of October 31, 2016:

Purchase Contracts	Counterparty	Currency	Currency Amount Purchased	Value at Settlement Date	Value at October 31, 2016	Unrealized Appreciation (Depreciation)
Australian Dollar Expiring 11/04/16	Morgan Stanley	AUD	7,738,586	$5,890,109	$5,888,068	$(2,041)
Swiss Franc Expiring 11/04/16	Morgan Stanley	CHF	6,801,549	6,877,821	6,879,268	1,447
Danish Krone Expiring 11/04/16	Morgan Stanley	DKK	9,105,014	1,341,329	1,341,932	603
Euro Expiring 11/04/16	Morgan Stanley	EUR	20,353,486	22,307,079	22,315,080	8,001
British Pound Expiring 11/04/16	Morgan Stanley	GBP	11,773,347	14,374,139	14,375,178	1,039
Hong Kong Dollar Expiring 11/04/16	Morgan Stanley	HKD	22,460,013	2,896,398	2,896,313	(85)
Israeli Shekel Expiring 11/04/16	Morgan Stanley	ILS	1,943,917	506,511	506,183	(328)
Japanese Yen Expiring 11/04/16	Morgan Stanley	JPY	2,017,692,535	19,206,736	19,203,080	(3,656)
South Korean Won Expiring 11/04/16	Morgan Stanley	KRW	4,188,441,079	3,656,440	3,660,362	3,922
Norwegian Krone Expiring 11/04/16	Morgan Stanley	NOK	3,709,377	449,208	449,545	337
New Zealand Dollar Expiring 11/04/16	Morgan Stanley	NZD	318,467	227,707	227,797	90
Swedish Krona Expiring 11/04/16	Morgan Stanley	SEK	19,203,623	2,127,895	2,129,029	1,134
Singapore Dollar Expiring 11/04/16	Morgan Stanley	SGD	1,401,547	1,007,302	1,006,961	(341)
				$80,868,674	$80,878,796	$10,122

Sales Contracts	Counterparty	Currency	Currency Amount Sold	Value at Settlement Date	Value at October 31, 2016	Unrealized Appreciation (Depreciation)
Australian Dollar Expiring 11/04/16	Morgan Stanley	AUD	(7,738,585)	$(5,924,362)	$(5,888,067)	$36,295
Australian Dollar Expiring 12/06/16	Morgan Stanley	AUD	(7,452,020)	(5,667,162)	(5,665,356)	1,806
Swiss Franc Expiring 11/04/16	Morgan Stanley	CHF	(6,801,549)	(7,018,767)	(6,879,268)	139,499
Swiss Franc Expiring 12/06/16	Morgan Stanley	CHF	(6,755,655)	(6,842,449)	(6,844,793)	(2,344)
Danish Krone Expiring 11/04/16	Morgan Stanley	DKK	(9,105,014)	(1,375,012)	(1,341,932)	33,080
Danish Krone Expiring 12/06/16	Morgan Stanley	DKK	(9,176,806)	(1,353,716)	(1,354,460)	(744)
Euro Expiring 11/04/16	Morgan Stanley	EUR	(20,353,485)	(22,882,316)	(22,315,079)	567,237
Euro Expiring 12/06/16	Morgan Stanley	EUR	(21,295,324)	(23,369,184)	(23,380,183)	(10,999)
British Pound Expiring 11/04/16	Morgan Stanley	GBP	(10,900,653)	(14,189,331)	(13,309,624)	879,707
British Pound Expiring 11/04/16	Morgan Stanley	GBP	(872,694)	(1,064,337)	(1,065,553)	(1,216)
British Pound Expiring 12/06/16	Morgan Stanley	GBP	(11,875,495)	(14,507,449)	(14,510,035)	(2,586)
Hong Kong Dollar Expiring 11/04/16	Morgan Stanley	HKD	(20,789,756)	(2,680,927)	(2,680,927)	—
Hong Kong Dollar Expiring 11/04/16	Morgan Stanley	HKD	(1,670,257)	(215,301)	(215,387)	(86)
Hong Kong Dollar Expiring 12/06/16	Morgan Stanley	HKD	(21,659,717)	(2,793,577)	(2,793,641)	(64)
Israeli Shekel Expiring 11/04/16	Morgan Stanley	ILS	(1,943,917)	(518,357)	(506,183)	12,174
Israeli Shekel Expiring 12/06/16	Morgan Stanley	ILS	(1,899,795)	(495,359)	(495,068)	291
Japanese Yen Expiring 11/04/16	Morgan Stanley	JPY	(2,017,692,535)	(19,896,524)	(19,203,080)	693,444
Japanese Yen Expiring 12/06/16	Morgan Stanley	JPY	(2,171,568,031)	(20,693,045)	(20,692,442)	603
South Korean Won Expiring 11/04/16	Morgan Stanley	KRW	(4,188,441,079)	(3,791,279)	(3,660,362)	130,917
South Korean Won Expiring 12/06/16	Morgan Stanley	KRW	(4,130,746,275)	(3,601,976)	(3,609,467)	(7,491)
Norwegian Krone Expiring 11/04/16	Morgan Stanley	NOK	(3,709,377)	(463,955)	(449,545)	14,410
Norwegian Krone Expiring 12/06/16	Morgan Stanley	NOK	(3,892,726)	(471,423)	(471,790)	(367)
New Zealand Dollar Expiring 11/04/16	Morgan Stanley	NZD	(294,775)	(214,682)	(210,850)	3,832
New Zealand Dollar Expiring 11/04/16	Morgan Stanley	NZD	(23,691)	(16,793)	(16,946)	(153)
New Zealand Dollar Expiring 12/06/16	Morgan Stanley	NZD	(293,450)	(209,562)	(209,646)	(84)
Swedish Krona Expiring 11/04/16	Morgan Stanley	SEK	(19,203,623)	(2,239,902)	(2,129,029)	110,873
Swedish Krona Expiring 12/06/16	Morgan Stanley	SEK	(19,874,451)	(2,205,354)	(2,206,799)	(1,445)
Singapore Dollar Expiring 11/04/16	Morgan Stanley	SGD	(1,401,547)	(1,027,335)	(1,006,961)	20,374
Singapore Dollar Expiring 12/06/16	Morgan Stanley	SGD	(1,333,401)	(958,505)	(958,207)	298
				$(166,687,941)	$(164,070,680)	$2,617,261
Net Unrealized Appreciation (Depreciation)						$2,627,383

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

October 31, 2016 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2016. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(a)
Common Stocks	$163,590,774	$—	$—	$163,590,774
Preferred Stocks	1,084,212	—	—	1,084,212
Rights	2,881	—	—	2,881
Short-Term Investment:
Money Market Fund	839,528	—	—	839,528
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	1,189,341	—	—	1,189,341
Total Investments in Securities	166,706,736	—	—	166,706,736
Other Financial Instruments:
Forward Exchange Contracts(b)	—	2,661,413	—	2,661,413
Total Investments in Securities and Other Financial Instruments	$166,706,736	$2,661,413	$—	$169,368,149

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:
Forward Exchange Contracts(b)	$—	$34,030	$—	$34,030
Total Other Financial Instruments	$—	$34,030	$—	$34,030

(a)	For a complete listing of investments and their countries, see the Schedules of Investments.
(b)	Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended October 31, 2016, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF

October 31, 2016 (unaudited)

	Shares	Value

Common Stocks — 99.1%
Australia — 0.4%
BHP Billiton PLC	8,064	$121,541

Austria — 0.3%
ANDRITZ AG	266	13,894
Erste Group Bank AG*	1,075	33,715
OMV AG	540	16,856
Raiffeisen Bank International AG*	459	7,512
Telekom Austria AG*	533	3,058
Vienna Insurance Group AG Wiener Versicherung Gruppe	146	2,876
voestalpine AG	430	15,192
Total Austria		93,103

Belgium — 2.1%
Ackermans & van Haaren NV	92	12,763
Ageas	764	27,868
Anheuser-Busch InBev SA/NV	3,046	349,095
bpost SA	373	9,909
Colruyt SA	253	13,580
Groupe Bruxelles Lambert SA	289	24,825
KBC Group NV*	1,051	63,953
Proximus SA	528	15,095
Sofina SA	58	8,094
Solvay SA	262	30,027
Telenet Group Holding NV*	185	9,889
UCB SA	454	30,701
Umicore SA	346	21,009
Total Belgium		616,808

Chile — 0.0%(a)
Antofagasta PLC	1,329	8,811

Denmark — 2.8%
AP Moller — Maersk A/S, Class A	17	24,838
AP Moller — Maersk A/S, Class B	24	36,781
Carlsberg A/S, Class B	404	36,375
Chr Hansen Holding A/S	333	19,913
Coloplast A/S, Class B	375	26,127
Danske Bank A/S	2,853	87,951
DONG Energy A/S‡*	302	11,958
DSV A/S	707	34,214
Genmab A/S*	207	34,103
H Lundbeck A/S*	225	7,244
ISS A/S	696	27,322
Jyske Bank A/S	270	12,234
Novo Nordisk A/S, Class B	7,046	251,682
Novozymes A/S, Class B	830	30,785
Pandora A/S	423	54,978
TDC A/S*	3,007	16,568
Tryg A/S	436	8,506
Vestas Wind Systems A/S	836	66,955
William Demant Holding A/S*	445	8,275
Total Denmark		796,809

Finland — 1.7%
Elisa OYJ	598	20,125
Fortum OYJ	1,652	27,508
Huhtamaki OYJ	384	15,482
Kesko OYJ, Class B	257	12,756
Kone OYJ, Class B	1,450	66,647
Metso OYJ	501	13,126
Neste OYJ	482	20,781
Nokia OYJ	21,824	97,321

	Shares	Value
Common Stocks (continued)
Finland (continued)
Nokian Renkaat OYJ	500	$16,755
Orion OYJ, Class B	382	16,243
Sampo OYJ, Class A	1,797	82,282
Stora Enso OYJ, Class R	2,147	20,276
UPM-Kymmene OYJ	2,031	47,199
Wartsila OYJ Abp	586	25,310
Total Finland		481,811

France — 15.2%
Accor SA	646	24,491
Aeroports de Paris	108	10,893
Air Liquide SA	1,471	149,447
Airbus Group SE	2,087	123,883
Alstom SA*	571	15,317
Amundi SA‡	160	7,830
Arkema SA	265	25,093
Atos SE	346	35,888
AXA SA	7,355	165,565
BioMerieux	57	8,298
BNP Paribas SA	3,729	215,996
Bollore SA	3,689	12,132
Bouygues SA	733	23,868
Bureau Veritas SA	965	18,205
Capgemini SA	607	50,224
Carrefour SA	2,163	56,657
Casino Guichard Perrachon SA	215	10,683
Christian Dior SE	198	38,146
Cie de Saint-Gobain	1,815	80,469
Cie Generale des Etablissements Michelin	690	74,602
Cie Plastic Omnium SA	214	6,963
CNP Assurances	634	10,970
Credit Agricole SA	4,281	46,140
Danone SA	2,170	150,052
Dassault Systemes	484	38,275
Edenred	762	17,629
Eiffage SA	267	19,739
Electricite de France SA	1,028	11,506
Engie SA	5,489	79,034
Essilor International SA	773	86,770
Euler Hermes Group	64	5,546
Eurazeo SA	152	8,736
Eutelsat Communications SA	664	13,902
Faurecia	279	10,249
Fonciere Des Regions	137	11,959
Gecina SA	153	22,273
Groupe Eurotunnel SE	1,750	16,365
Hermes International	91	36,819
ICADE	138	9,906
Iliad SA	87	18,225
Imerys SA	141	9,793
Ingenico Group SA	204	16,123
Ipsen SA	135	9,317
JCDecaux SA	280	8,550
Kering	284	62,902
Klepierre	765	31,250
Lagardere SCA	434	11,037
Legrand SA	1,014	57,234
L’Oreal SA	919	164,258
LVMH Moet Hennessy Louis Vuitton SE	956	173,491
Natixis SA	3,520	17,769

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF (continued)

October 31, 2016 (unaudited)

	Shares	Value
Common Stocks (continued)
France (continued)
Orange SA	7,281	$114,534
Orpea	162	13,468
Pernod Ricard SA	810	96,206
Peugeot SA*	1,456	21,778
Publicis Groupe SA	781	53,508
Remy Cointreau SA	92	7,453
Renault SA	657	56,975
Rexel SA	1,127	15,609
Safran SA	1,129	77,512
Sanofi	4,262	331,526
Sartorius Stedim Biotech	94	6,330
Schneider Electric SE	2,073	138,936
SCOR SE	596	19,267
SEB SA	100	14,695
SFR Group SA	357	9,604
Societe BIC SA	100	13,845
Societe Generale SA	2,798	109,068
Sodexo SA	338	39,201
Suez	1,228	19,418
Technip SA	447	29,606
Teleperformance	215	22,689
Thales SA	399	37,514
TOTAL SA	8,210	393,471
Unibail-Rodamco SE	376	89,441
Valeo SA	900	51,795
Veolia Environnement SA	1,862	40,578
Vinci SA	1,780	128,743
Vivendi SA	4,209	84,988
Wendel SA	111	12,752
Zodiac Aerospace	739	17,960
Total France		4,398,939

Germany — 13.8%
adidas AG	764	125,122
Allianz SE	1,738	270,538
Axel Springer SE	169	8,451
BASF SE	3,525	310,288
Bayer AG	3,157	312,467
Bayerische Motoren Werke AG	1,241	107,974
Beiersdorf AG	372	32,704
Brenntag AG	577	30,800
Commerzbank AG	3,913	26,539
Continental AG	412	78,833
Covestro AG‡	233	13,752
Daimler AG	3,647	259,500
Deutsche Bank AG*	5,266	75,938
Deutsche Boerse AG	701	52,307
Deutsche Lufthansa AG	888	11,336
Deutsche Post AG	3,630	112,333
Deutsche Telekom AG	12,273	199,720
Deutsche Wohnen AG	1,286	41,897
E.ON SE	7,156	52,338
Evonik Industries AG	573	17,876
Fielmann AG	99	6,857
Fraport AG Frankfurt Airport Services Worldwide	143	8,476
Fresenius Medical Care AG & Co. KGaA	828	67,357
Fresenius SE & Co. KGaA	1,398	103,045
FUCHS PETROLUB SE	132	5,211
GEA Group AG	664	25,639

	Shares	Value
Common Stocks (continued)
Germany (continued)
Hannover Rueck SE	230	$25,603
HeidelbergCement AG	568	53,647
Hella KGaA Hueck & Co.	175	6,662
Henkel AG & Co. KGaA	446	49,037
HOCHTIEF AG	80	10,905
HUGO BOSS AG	241	15,114
Infineon Technologies AG	4,282	76,769
Innogy SE‡*	488	19,352
K+S AG(b)	716	14,465
KION Group AG	249	15,018
LANXESS AG	340	21,740
LEG Immobilien AG*	233	19,626
Linde AG	706	116,320
MAN SE	137	13,991
Merck KGaA	486	49,898
METRO AG	622	18,607
MTU Aero Engines AG	195	20,324
Muenchener Rueckversicherungs-Gesellschaft AG	545	105,506
OSRAM Licht AG	315	17,835
ProSiebenSat.1 Media SE	797	34,300
Rational AG	15	7,769
RWE AG*	1,847	29,277
SAP SE	3,413	300,204
Siemens AG	2,902	329,092
Suedzucker AG	295	7,548
Symrise AG	460	31,521
Talanx AG	142	4,401
Telefonica Deutschland Holding AG	2,605	10,083
thyssenkrupp AG	1,602	37,036
TUI AG	1,789	22,650
Uniper SE*	755	10,035
United Internet AG	442	18,116
Volkswagen AG	109	16,250
Vonovia SE	1,779	62,570
Wacker Chemie AG	60	5,337
Wirecard AG	434	20,560
Zalando SE‡*	399	17,491
Total Germany		3,991,957

Ireland — 1.1%
Bank of Ireland*	103,478	22,119
CRH PLC(c)	3,167	102,233
Experian PLC	3,665	70,385
Glanbia PLC	668	10,867
Kerry Group PLC, Class A	556	40,311
Paddy Power Betfair PLC	306	31,644
Ryanair Holdings PLC*	1,034	14,282
Smurfit Kappa Group PLC	880	19,285
Total Ireland		311,126

Italy — 3.0%
Assicurazioni Generali SpA	4,814	62,112
Atlantia SpA	1,822	44,559
Banca Mediolanum SpA	974	6,727
Davide Campari-Milano SpA	1,063	10,691
Enel SpA	29,086	124,986
Eni SpA	9,405	136,192
EXOR SpA	429	18,204
Ferrari NV	497	26,140
FinecoBank Banca Fineco SpA	1,505	8,777

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF (continued)

October 31, 2016 (unaudited)

	Shares	Value

Common Stocks (continued)
Italy (continued)
Intesa Sanpaolo SpA	45,964	$106,314
Intesa Sanpaolo SpA-RSP	3,453	7,449
Leonardo-Finmeccanica SpA*	1,456	17,716
Luxottica Group SpA	665	33,059
Mediaset SpA	2,835	8,093
Mediobanca SpA	2,120	15,512
Parmalat SpA	1,162	3,065
Poste Italiane SpA‡	1,722	11,449
Prysmian SpA	768	19,085
Recordati SpA	384	10,852
Saipem SpA*	21,623	8,889
Salvatore Ferragamo SpA	238	5,815
Snam SpA	9,348	49,207
Telecom Italia SpA*(b)	37,803	32,758
Telecom Italia SpA-RSP*	22,688	16,066
Terna Rete Elettrica Nazionale SpA	5,376	26,295
UniCredit SpA	20,286	50,257
Unione di Banche Italiane SpA(b)	3,260	8,977
UnipolSai SpA(b)	3,986	7,603
Total Italy		876,849

Jersey — 0.1%
Randgold Resources Ltd.	350	30,938

Jordan — 0.0%(a)
Hikma Pharmaceuticals PLC	523	11,200

Luxembourg — 0.4%
ArcelorMittal*	6,998	47,086
Eurofins Scientific SE	33	14,973
RTL Group SA	146	11,427
SES SA	1,338	30,728
Tenaris SA	1,767	24,948
Total Luxembourg		129,162

Mexico — 0.0%(a)
Fresnillo PLC	634	12,694

Netherlands — 6.2%
ABN AMRO Group NV‡	811	18,692
Aegon NV	7,164	30,847
Akzo Nobel NV	945	60,994
Altice NV, Class A*	1,399	25,764
Altice NV, Class B*	464	8,624
ASML Holding NV	1,226	129,690
Boskalis Westminster NV	300	9,667
Gemalto NV	302	16,399
GrandVision NV‡	195	4,460
Heineken Holding NV	366	28,129
Heineken NV	827	68,037
ING Groep NV	14,746	193,894
Koninklijke Ahold Delhaize NV	4,829	110,080
Koninklijke DSM NV	656	42,125
Koninklijke KPN NV	11,859	38,623
Koninklijke Philips NV	3,486	104,934
Koninklijke Vopak NV	250	12,608
NN Group NV	1,234	37,132
OCI NV*(b)	328	4,548
Randstad Holding NV	421	21,651
Royal Dutch Shell PLC, Class A(c)	16,517	411,076
Royal Dutch Shell PLC, Class B	14,301	369,281
Wolters Kluwer NV	1,114	43,052
Total Netherlands		1,790,307

	Shares	Value
Common Stocks (continued)
Norway — 1.0%
DNB ASA	3,680	$53,295
Gjensidige Forsikring ASA	660	11,846
Marine Harvest ASA*	1,391	25,270
Norsk Hydro ASA	5,012	22,444
Orkla ASA	2,953	27,932
Schibsted ASA, Class A	304	7,298
Schibsted ASA, Class B	332	7,484
Statoil ASA	3,653	59,943
Telenor ASA	2,651	42,248
Yara International ASA	663	23,462
Total Norway		281,222

Portugal — 0.2%
EDP — Energias de Portugal SA	7,261	23,966
Galp Energia SGPS SA	1,973	26,710
Jeronimo Martins SGPS SA	922	15,838
Total Portugal		66,514

Russia — 0.0%(a)
Polymetal International PLC	994	10,813

South Africa — 0.2%
Investec PLC	2,406	14,922
Mediclinic International PLC	1,454	16,092
Mondi PLC	1,375	26,793
Total South Africa		57,807

Spain — 5.1%
Abertis Infraestructuras SA	2,394	35,494
Acciona SA	102	7,753
Acerinox SA	536	6,592
ACS Actividades de Construccion y Servicios SA	631	19,319
Aena SA‡	243	35,628
Amadeus IT Group SA	1,584	74,664
Banco Bilbao Vizcaya Argentaria SA	24,595	177,350
Banco de Sabadell SA	17,983	24,030
Banco Popular Espanol SA	11,599	12,702
Banco Santander SA	55,000	269,923
Bankia SA	17,341	15,245
Bankinter SA	2,608	19,938
CaixaBank SA	8,712	26,330
Corp. Financiera Alba SA	71	3,107
Distribuidora Internacional de Alimentacion SA	2,319	12,398
EDP Renovaveis SA	787	5,939
Enagas SA	846	24,251
Endesa SA	1,185	25,155
Ferrovial SA	1,858	36,101
Gamesa Corp. Tecnologica SA	854	19,730
Gas Natural SDG SA	1,153	22,719
Grifols SA	1,244	24,560
Iberdrola SA	21,558	146,730
Industria de Diseno Textil SA	4,046	141,240
Mapfre SA	3,823	11,344
Mediaset Espana Comunicacion SA	682	7,607
Red Electrica Corp. SA	1,653	34,437
Repsol SA	4,184	58,547
Telefonica SA	16,350	165,966
Zardoya Otis SA(b)	724	6,103
Total Spain		1,470,902

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF (continued)

October 31, 2016 (unaudited)

	Shares	Value

Common Stocks (continued)
Sweden — 4.5%
Alfa Laval AB	1,195	$17,194
Assa Abloy AB, B Shares	3,585	65,290
Atlas Copco AB, A Shares	2,365	69,470
Atlas Copco AB, B Shares	1,490	39,011
Boliden AB	1,023	23,734
Electrolux AB	832	19,727
Fastighets AB Balder, B Shares*	342	7,779
Getinge AB, B Shares	682	11,188
Hennes & Mauritz AB, B Shares	3,625	102,102
Hexagon AB, B Shares	963	33,753
Husqvarna AB, B Shares	1,429	10,763
ICA Gruppen AB	367	11,411
Industrivarden AB, A Shares	800	15,208
Industrivarden AB, C Shares	615	10,989
Investment AB Latour, B Shares	119	4,398
Investor AB, B Shares	1,727	61,469
Kinnevik AB, B Shares	769	19,469
L E Lundbergforetagen AB, B Shares	97	6,290
Lundin Petroleum AB*	674	12,140
Melker Schorling AB(b)	41	2,372
Nordea Bank AB	12,129	127,656
Sandvik AB	4,066	46,287
Securitas AB, B Shares	1,148	17,764
Skandinaviska Enskilda Banken AB, A Shares	5,483	55,398
Skanska AB, B Shares	1,338	29,099
SKF AB, A Shares	71	1,206
SKF AB, B Shares	1,418	24,064
Svenska Cellulosa AB SCA, B Shares	2,279	64,645
Svenska Handelsbanken AB, A Shares	5,594	76,393
Svenska Handelsbanken AB, B Shares	164	2,207
Swedbank AB, A Shares	4,027	94,454
Swedish Match AB	705	24,562
Tele2 AB, B Shares	1,343	11,113
Telefonaktiebolaget LM Ericsson, B Shares	11,380	55,150
Telia Co. AB	9,920	39,695
Trelleborg AB, B Shares	909	15,890
Volvo AB, B Shares	5,897	63,405
Total Sweden		1,292,745

Switzerland — 15.0%
ABB Ltd.*	7,309	150,777
Actelion Ltd.*	347	50,178
Adecco Group AG	599	35,647
Aryzta AG*	315	13,850
Baloise Holding AG	176	21,677
Banque Cantonale Vaudoise	12	7,542
Barry Callebaut AG*	7	8,721
Chocoladefabriken Lindt & Spruengli AG — Registered	1	62,089
Chocoladefabriken Lindt & Spruengli AG	4	20,791
Cie Financiere Richemont SA	1,950	125,511
Clariant AG*	1,037	17,187
Coca-Cola HBC AG*	730	15,740
Credit Suisse Group AG*	7,947	111,060
DKSH Holding AG	100	6,937
Dufry AG*	183	22,281
EMS-Chemie Holding AG	27	13,563

	Shares	Value
Common Stocks (continued)
Switzerland (continued)
Flughafen Zuerich AG	57	$10,490
Galenica AG	16	16,050
Geberit AG	141	59,699
Givaudan SA	35	67,777
Glencore PLC*	44,520	135,886
Helvetia Holding AG	22	11,457
Julius Baer Group Ltd.*	815	33,057
Kuehne + Nagel International AG	187	25,377
LafargeHolcim Ltd.*	1,848	98,763
Lonza Group AG*	198	37,402
Nestle SA	11,777	854,485
Novartis AG	9,024	642,420
Pargesa Holding SA	107	7,190
Partners Group Holding AG	70	35,464
PSP Swiss Property AG	148	13,245
Roche Holding AG	2,683	617,234
Roche Holding AG	101	23,501
Schindler Holding AG — Participating Certificate	150	27,895
Schindler Holding AG — Registered	79	14,619
SGS SA	19	38,542
Sika AG	8	38,475
Sonova Holding AG	190	25,496
STMicroelectronics NV	2,359	22,464
Straumann Holding AG	39	14,651
Sulzer AG	51	5,028
Swatch Group AG (The) —Bearer	115	34,620
Swatch Group AG (The) — Registered	182	10,500
Swiss Life Holding AG*	119	31,528
Swiss Prime Site AG*	248	20,577
Swiss Re AG	1,249	116,071
Swisscom AG	87	39,827
Syngenta AG	350	140,014
UBS Group AG	13,303	188,332
Wolseley PLC	963	49,980
Zurich Insurance Group AG*	569	148,968
Total Switzerland		4,340,635

United Kingdom — 25.1%
3i Group PLC	3,645	29,861
Aberdeen Asset Management PLC	3,736	14,605
Admiral Group PLC	748	17,507
Aggreko PLC	918	8,983
Anglo American PLC*	4,989	68,890
Ashmore Group PLC	1,459	6,254
Ashtead Group PLC	1,903	29,693
Associated British Foods PLC	1,331	40,008
AstraZeneca PLC(c)	4,818	269,880
Auto Trader Group PLC‡	3,664	16,762
Aviva PLC(c)	15,447	83,509
Babcock International Group PLC	961	11,604
BAE Systems PLC	12,077	79,991
Barclays PLC	64,586	150,057
Barratt Developments PLC	3,755	20,800
Bellway PLC	461	13,317
Berkeley Group Holdings PLC	484	13,940
Booker Group PLC	6,128	13,422
BP PLC(c)	71,721	423,548
British American Tobacco PLC	7,117	407,651
British Land Co. PLC (The)	3,858	27,578

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF (continued)

October 31, 2016 (unaudited)

	Shares	Value

Common Stocks (continued)
United Kingdom (continued)
BT Group PLC	31,951	$146,654
Bunzl PLC	1,281	34,392
Burberry Group PLC	1,675	30,164
Capita PLC	2,498	17,872
Capital & Counties Properties PLC	2,740	9,644
Centrica PLC	20,716	54,176
CNH Industrial NV	3,463	26,877
Cobham PLC(b)	6,381	11,133
Compass Group PLC	6,291	113,751
Croda International PLC	491	20,969
CYBG PLC*(b)	3,320	10,952
Daily Mail & General Trust PLC, Class A	1,000	9,157
DCC PLC	335	27,260
Derwent London PLC	371	10,957
Diageo PLC(c)	9,617	255,904
Direct Line Insurance Group PLC	5,192	21,939
Dixons Carphone PLC	3,771	14,489
DS Smith PLC	3,564	17,353
easyJet PLC	838	9,587
Fiat Chrysler Automobiles NV	3,317	24,253
G4S PLC	5,804	15,589
GKN PLC	6,461	25,179
GlaxoSmithKline PLC(c)	18,563	366,810
Halma PLC	1,428	18,271
Hammerson PLC	2,976	20,020
Hargreaves Lansdown PLC	924	13,086
Henderson Group PLC	3,956	11,191
Howden Joinery Group PLC	2,284	10,454
HSBC Holdings PLC(c)	75,649	569,121
ICAP PLC	2,014	11,913
IMI PLC	1,025	12,439
Imperial Brands PLC	3,679	177,669
Inchcape PLC	1,650	13,104
Informa PLC	3,060	25,124
Inmarsat PLC	1,692	14,491
InterContinental Hotels Group PLC	752	29,150
International Consolidated Airlines Group SA	4,047	21,464
Intertek Group PLC	601	25,080
Intu Properties PLC	3,517	11,830
ITV PLC	14,106	29,363
J Sainsbury PLC	6,386	19,562
John Wood Group PLC	1,409	13,229
Johnson Matthey PLC	728	30,309
Just Eat PLC*	2,113	14,498
Kingfisher PLC	8,612	37,988
Land Securities Group PLC	3,004	36,639
Legal & General Group PLC(c)	22,672	57,962
Lloyds Banking Group PLC	244,393	170,852
London Stock Exchange Group PLC	1,204	41,306
Marks & Spencer Group PLC	6,116	25,425
Meggitt PLC	2,936	15,604
Merlin Entertainments PLC‡	2,676	15,055
Micro Focus International PLC	829	21,670
National Grid PLC	14,403	187,276
Next PLC	540	31,751
Old Mutual PLC	18,661	45,908
Pearson PLC	3,137	29,012
Pennon Group PLC	1,562	15,914
Persimmon PLC	1,146	23,702

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
Petrofac Ltd.	994	$9,787
Provident Financial PLC	549	19,773
Prudential PLC	9,848	160,452
Reckitt Benckiser Group PLC(c)	2,401	214,372
RELX NV	3,466	58,416
RELX PLC	4,186	74,667
Rentokil Initial PLC	6,894	19,216
Rightmove PLC	336	15,322
Rio Tinto PLC	4,617	160,060
Rolls-Royce Holdings PLC*	6,318	56,040
Royal Bank of Scotland Group PLC*	12,343	28,496
Royal Mail PLC	3,446	20,657
RSA Insurance Group PLC	3,828	25,822
Sage Group PLC (The)	4,063	35,790
Schroders PLC	427	14,696
Segro PLC	3,164	16,889
Severn Trent PLC	876	24,898
Sky PLC	4,004	39,988
Smith & Nephew PLC	3,424	49,454
Smiths Group PLC	1,455	25,189
Sports Direct International PLC*(b)	965	3,260
SSE PLC	3,842	74,629
St James’s Place PLC	1,940	22,383
Standard Chartered PLC*	10,249	89,080
Standard Life PLC	7,366	30,379
TalkTalk Telecom Group PLC(b)	1,985	4,934
Tate & Lyle PLC	1,758	16,741
Taylor Wimpey PLC	12,290	21,262
Tesco PLC*	31,016	79,806
Travis Perkins PLC	935	15,217
Unilever NV(b)	5,943	248,732
Unilever PLC	4,607	192,252
United Utilities Group PLC	2,603	29,873
Vodafone Group PLC(c)	101,437	278,402
Weir Group PLC (The)	812	16,853
Whitbread PLC	683	30,144
William Hill PLC	3,325	12,008
Wm Morrison Supermarkets PLC(b)	8,175	22,607
Worldpay Group PLC‡	6,252	21,739
WPP PLC	4,948	107,409
Total United Kingdom		7,258,047

United States — 0.9%
Carnival PLC	686	32,965
QIAGEN NV*	841	20,563
Shire PLC	3,437	195,125
Total United States		248,653
Total Common Stocks (Cost $32,931,717)		28,699,393

Preferred Stocks — 0.9%
Germany — 0.9%
Bayerische Motoren Werke AG	203	15,388
FUCHS PETROLUB SE	265	11,830
Henkel AG & Co. KGaA	663	84,961
Porsche Automobil Holding SE	585	31,503
RWE AG	127	1,462
Sartorius AG	127	9,964
Volkswagen AG	701	96,208
Total Germany		251,316

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF (continued)

October 31, 2016 (unaudited)

	Shares	Value

Preferred Stocks (continued)
Spain — 0.0%(a)
Grifols SA, Class B	980	$14,116

Sweden — 0.0%(a)
Fastighets AB Balder	24	910
Total Preferred Stocks (Cost $300,976)		266,342

Rights — 0.0%(a)
Spain — 0.0%(a)
Ferrovial SA*	1,767	755

Sweden — 0.0%(a)
Tele2 AB*(d)	1,196	359
Total Rights (Cost $790)		1,114

Short-Term Investment — 0.3%
Money Market Fund — 0.3%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.22%(e) (Cost $89,312)	89,312	89,312

Investment of Cash Collateral For Securities Loaned — 1.2%	Shares	Value
Money Market Fund — 1.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.28%(f) (Cost $347,393)	347,393	$347,393
Total Investments — 101.5% (Cost $33,670,188)		$29,403,554
Other Assets and Liabilities, Net — (1.5)%		(424,907)
Net Assets — 100.0%		$28,978,647

‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
*	Non-income producing securities.
(a)	Less than 0.05%.
(b)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $343,642; total market value of collateral held by the Fund was $364,628. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $17,235.
(c)	All or a portion of these securities have been segregated as collateral for forward exchange contracts. The total value of securities segregated amounted to $2,768,463.
(d)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees.
(e)	Reflects the 7-day yield at October 31, 2016.
(f)	Reflects the 1-day yield at October 31, 2016.

Forward Exchange Contracts Outstanding as of October 31, 2016:

Purchase Contracts	Counterparty	Currency	Currency Amount Purchased	Value at Settlement Date	Value at October 31, 2016	Unrealized Appreciation (Depreciation)
Swiss Franc Expiring 11/04/16	Morgan Stanley	CHF	2,049,933	$2,072,921	$2,073,357	$436
Danish Krone Expiring 11/04/16	Morgan Stanley	DKK	2,729,741	402,139	402,320	181
Euro Expiring 11/04/16	Morgan Stanley	EUR	6,047,690	6,628,167	6,630,544	2,377
British Pound Expiring 11/04/16	Morgan Stanley	GBP	3,481,555	4,250,648	4,250,955	307
Norwegian Krone Expiring 11/04/16	Morgan Stanley	NOK	1,118,576	135,460	135,562	102
Swedish Krona Expiring 11/04/16	Morgan Stanley	SEK	5,686,387	630,091	630,427	336
				$14,119,426	$14,123,165	$3,739

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF (continued)

October 31, 2016 (unaudited)

Sales Contracts	Counterparty	Currency	Currency Amount Sold	Value at Settlement Date	Value at October 31, 2016	Unrealized Appreciation (Depreciation)
Swiss Franc Expiring 11/04/16	Morgan Stanley	CHF	(2,049,933)	$(2,118,371)	$(2,073,357)	$45,014
Swiss Franc Expiring 12/06/16	Morgan Stanley	CHF	(2,041,307)	(2,067,533)	(2,068,241)	(708)
Danish Krone Expiring 11/04/16	Morgan Stanley	DKK	(2,729,741)	(412,844)	(402,320)	10,524
Danish Krone Expiring 12/06/16	Morgan Stanley	DKK	(2,704,191)	(398,909)	(399,128)	(219)
Euro Expiring 11/04/16	Morgan Stanley	EUR	(6,047,690)	(6,810,181)	(6,630,544)	179,637
Euro Expiring 12/06/16	Morgan Stanley	EUR	(6,333,419)	(6,950,203)	(6,953,475)	(3,272)
British Pound Expiring 11/04/16	Morgan Stanley	GBP	(3,481,555)	(4,531,924)	(4,250,955)	280,969
British Pound Expiring 12/06/16	Morgan Stanley	GBP	(3,534,036)	(4,317,281)	(4,318,050)	(769)
Norwegian Krone Expiring 11/04/16	Morgan Stanley	NOK	(1,118,576)	(140,196)	(135,562)	4,634
Norwegian Krone Expiring 12/06/16	Morgan Stanley	NOK	(1,160,242)	(140,509)	(140,619)	(110)
Swedish Krona Expiring 11/04/16	Morgan Stanley	SEK	(5,686,387)	(664,726)	(630,427)	34,299
Swedish Krona Expiring 12/06/16	Morgan Stanley	SEK	(5,841,324)	(648,178)	(648,603)	(425)
				$(29,200,855)	$(28,651,281)	$549,574
Net Unrealized Appreciation (Depreciation)						$553,313

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2016. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(a)
Common Stocks	$28,699,393	$—	$—	$28,699,393
Preferred Stocks	266,342	—	—	266,342
Rights	755	359	—	1,114
Short-Term Investment:
Money Market Fund	89,312	—	—	89,312
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	347,393	—	—	347,393
Total Investments in Securities	29,403,195	359	—	29,403,554
Other Financial Instruments:
Forward Exchange Contracts(b)	—	558,816	—	558,816
Total Investments in Securities and Other Financial Instruments	$29,403,195	$559,175	$—	$29,962,370

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:
Forward Exchange Contracts(b)	$—	$5,503	$—	$5,503
Total Other Financial Instruments	$—	$5,503	$—	$5,503

(a)	For a complete listing of investments and their countries, see the Schedules of Investments.
(b)	Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended October 31, 2016, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Japan ETF

October 31, 2016 (unaudited)

	Shares	Value

Common Stocks — 96.4%
Consumer Discretionary — 20.1%
ABC-Mart, Inc.	192	$11,675
Adastria Co., Ltd.	220	5,761
Aisin Seiki Co., Ltd.	1,497	65,743
Aoyama Trading Co., Ltd.	367	12,922
Asics Corp.	1,362	29,058
ASKUL Corp.	161	6,626
Autobacs Seven Co., Ltd.	560	7,962
Bandai Namco Holdings, Inc.	1,509	45,233
Benesse Holdings, Inc.	544	14,252
Bic Camera, Inc.	1,170	10,076
Bridgestone Corp.	4,956	184,639
Calsonic Kansei Corp.	1,184	14,816
Canon Marketing Japan, Inc.	352	6,080
Casio Computer Co., Ltd.	1,741	24,288
CyberAgent, Inc.	748	21,746
Daiichikosho Co., Ltd.	322	13,988
Denso Corp.	3,879	168,508
Dentsu, Inc.	1,716	85,567
Don Quijote Holdings Co., Ltd.	902	34,291
Exedy Corp.	226	6,433
Fast Retailing Co., Ltd.	393	132,614
Fuji Heavy Industries Ltd.	4,736	184,510
Fujitsu General Ltd.	436	10,007
H2O Retailing Corp.	672	9,976
Hakuhodo DY Holdings, Inc.	1,841	22,127
Haseko Corp.	2,159	21,018
Heiwa Corp.	404	9,496
Hikari Tsushin, Inc.	178	16,329
HIS Co., Ltd.	268	7,314
Honda Motor Co., Ltd.	13,839	414,044
Iida Group Holdings Co., Ltd.	1,224	23,633
Isetan Mitsukoshi Holdings Ltd.	2,801	28,307
Isuzu Motors Ltd.	4,198	51,913
Izumi Co., Ltd.	305	14,106
J Front Retailing Co., Ltd.	1,917	26,397
Koito Manufacturing Co., Ltd.	881	45,943
Komeri Co., Ltd.	216	5,276
K’s Holdings Corp.	626	10,836
Marui Group Co., Ltd.	1,688	23,693
Mazda Motor Corp.	4,383	72,052
Mitsubishi Motors Corp.	4,781	26,615
NGK Spark Plug Co., Ltd.	1,511	29,850
NHK Spring Co., Ltd.	1,287	12,125
Nifco, Inc.	325	18,711
Nikon Corp.	2,717	41,032
Nissan Motor Co., Ltd.	15,556	158,173
Nissan Shatai Co., Ltd.	559	5,772
Nitori Holdings Co., Ltd.	571	68,302
NOK Corp.	883	19,805
Oriental Land Co., Ltd.	1,495	87,309
PanaHome Corp.	576	4,281
Panasonic Corp.	16,417	171,380
Rakuten, Inc.	6,483	74,803
Resorttrust, Inc.(a)	513	10,257
Rinnai Corp.	289	27,777
Ryohin Keikaku Co., Ltd.	184	39,292
Sankyo Co., Ltd.	397	13,978
Sanrio Co., Ltd.	460	8,619
Sega Sammy Holdings, Inc.	1,545	22,803
Sekisui Chemical Co., Ltd.	2,861	45,058
Sekisui House Ltd.	4,479	74,014

	Shares	Value
Common Stocks (continued)
Consumer Discretionary (continued)
Sharp Corp.*	11,011	$18,966
Shimachu Co., Ltd.	376	10,090
Shimamura Co., Ltd.	169	21,631
Shimano, Inc.	608	103,913
Shochiku Co., Ltd.	874	9,789
SKY Perfect JSAT Holdings, Inc.	940	4,660
Skylark Co., Ltd.	738	10,373
Sony Corp.	9,695	310,081
Stanley Electric Co., Ltd.	1,160	31,935
Start Today Co., Ltd.	1,367	23,988
Sumitomo Electric Industries Ltd.	5,833	86,286
Sumitomo Forestry Co., Ltd.	1,026	14,294
Sumitomo Rubber Industries Ltd.	1,380	23,086
Suzuki Motor Corp.	3,166	112,377
Takashimaya Co., Ltd.	2,303	18,782
Toho Co., Ltd.	897	26,931
Tokai Rika Co., Ltd.	381	7,132
Tokyo Broadcasting System Holdings, Inc.	269	4,231
Toyo Tire & Rubber Co., Ltd.	779	12,002
Toyoda Gosei Co., Ltd.	575	13,138
Toyota Boshoku Corp.	474	11,917
Toyota Industries Corp.	1,261	57,779
Toyota Motor Corp.	21,088	1,219,907
TS Tech Co., Ltd.	395	10,581
TV Asahi Holdings Corp.	166	3,117
USS Co., Ltd.	1,664	28,154
Wacoal Holdings Corp.	941	10,853
Yamada Denki Co., Ltd.	5,511	28,477
Yamaha Corp.	1,287	45,988
Yamaha Motor Co., Ltd.	2,159	47,973
Yokohama Rubber Co., Ltd. (The)	808	14,025
Zensho Holdings Co., Ltd.	711	13,275
Total Consumer Discretionary		5,214,942

Consumer Staples — 8.7%
Aeon Co., Ltd.	5,353	74,015
Ain Holdings, Inc.	193	13,022
Ajinomoto Co., Inc.	3,909	86,914
Ariake Japan Co., Ltd.	140	7,820
Asahi Group Holdings Ltd.	2,933	104,693
Calbee, Inc.	582	21,101
Coca-Cola East Japan Co., Ltd.	570	12,562
Coca-Cola West Co., Ltd.	491	14,508
Cosmos Pharmaceutical Corp.	67	14,581
Ezaki Glico Co., Ltd.	400	22,724
FamilyMart UNY Holdings Co., Ltd.	626	39,198
House Foods Group, Inc.	574	12,809
Ito En Ltd.	439	16,000
Itoham Yonekyu Holdings, Inc.*	1,285	12,253
Japan Tobacco, Inc.	9,259	351,910
Kagome Co., Ltd.	584	15,300
Kao Corp.	3,869	199,000
Kewpie Corp.	866	24,599
Kikkoman Corp.	1,357	43,195
Kirin Holdings Co., Ltd.	6,479	111,441
Kobayashi Pharmaceutical Co., Ltd.	483	25,234
Kose Corp.	227	20,716
Kusuri No Aoki Co., Ltd.	122	6,223
Lawson, Inc.	507	38,501
Lion Corp.	1,925	31,490

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Japan ETF (continued)

October 31, 2016 (unaudited)

	Shares	Value

Common Stocks (continued)
Consumer Staples (continued)
Matsumotokiyoshi Holdings Co., Ltd.	308	$15,857
Megmilk Snow Brand Co., Ltd.	403	14,017
MEIJI Holdings Co., Ltd.	1,057	105,413
Mitsubishi Shokuhin Co., Ltd.	110	3,611
NH Foods Ltd.	1,509	36,101
Nichirei Corp.	886	19,383
Nisshin Seifun Group, Inc.	2,043	30,095
Nissin Foods Holdings Co., Ltd.	559	32,343
Pigeon Corp.	832	23,436
Pola Orbis Holdings, Inc.	146	12,143
Sapporo Holdings Ltd.	489	13,816
Seven & i Holdings Co., Ltd.	6,020	251,089
Shiseido Co., Ltd.	3,025	77,953
Sugi Holdings Co., Ltd.	280	15,001
Sundrug Co., Ltd.	257	20,225
Suntory Beverage & Food Ltd.	978	42,765
Takara Holdings, Inc.	1,373	13,013
Toyo Suisan Kaisha Ltd.	701	28,384
Tsuruha Holdings, Inc.	276	31,833
Unicharm Corp.	3,015	71,685
Welcia Holdings Co., Ltd.	195	13,305
Yakult Honsha Co., Ltd.	791	36,883
Yamazaki Baking Co., Ltd.	986	22,106
Total Consumer Staples		2,250,266

Energy — 0.8%
Cosmo Energy Holdings Co., Ltd.	504	6,609
Idemitsu Kosan Co., Ltd.	786	18,108
Inpex Corp.	7,110	66,685
Japan Petroleum Exploration Co., Ltd.	239	5,247
JX Holdings, Inc.	18,680	73,931
Showa Shell Sekiyu K.K.	1,490	13,910
TonenGeneral Sekiyu K.K.	2,305	22,724
Total Energy		207,214

Financials — 12.4%
77 Bank Ltd. (The)	2,785	12,589
Acom Co., Ltd.*	3,037	13,988
AEON Financial Service Co., Ltd.	836	14,725
Aiful Corp.*(a)	2,245	6,836
Aozora Bank Ltd.	9,001	29,722
Aplus Financial Co., Ltd.*	793	800
Awa Bank Ltd. (The)	1,483	9,752
Bank of Kyoto Ltd. (The)	2,822	20,705
Chiba Bank Ltd. (The)	5,143	31,812
Chugoku Bank Ltd. (The)	1,359	18,235
Concordia Financial Group Ltd.	9,332	43,265
Credit Saison Co., Ltd.	1,236	21,360
Dai-ichi Life Holdings, Inc.	8,722	127,902
Daishi Bank Ltd. (The)	2,539	10,921
Daiwa Securities Group, Inc.	13,059	78,005
Fukuoka Financial Group, Inc.	5,640	24,420
Gunma Bank Ltd. (The)	3,412	16,299
Hachijuni Bank Ltd. (The)	3,182	17,350
Hiroshima Bank Ltd. (The)	4,536	19,424
Hitachi Capital Corp.	334	7,463
Hokuhoku Financial Group, Inc.	1,007	14,518
Iyo Bank Ltd. (The)	2,108	12,959
Jafco Co., Ltd.	236	7,849
Japan Exchange Group, Inc.	4,237	63,020

	Shares	Value
Common Stocks (continued)
Financials (continued)
Japan Post Bank Co., Ltd.	3,183	$37,499
Japan Post Holdings Co., Ltd.	3,495	44,500
Japan Post Insurance Co., Ltd.(a)	512	10,729
Juroku Bank Ltd. (The)	2,723	8,214
Keiyo Bank Ltd. (The)	1,838	7,731
Kyushu Financial Group, Inc.	2,995	19,922
Matsui Securities Co., Ltd.	796	6,370
Mitsubishi UFJ Financial Group, Inc.	104,958	543,942
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,403	16,483
Mizuho Financial Group, Inc.	193,081	325,400
MS&AD Insurance Group Holdings, Inc.	3,939	117,025
Nihon M&A Center, Inc.	488	15,859
Nishi-Nippon Financial Holdings, Inc.*	1,112	11,047
Nomura Holdings, Inc.	26,350	132,019
North Pacific Bank Ltd.	2,168	8,087
Orient Corp.*	4,456	8,311
ORIX Corp.	10,119	160,377
Resona Holdings, Inc.	16,853	74,735
San-In Godo Bank Ltd. (The)	1,196	8,604
SBI Holdings, Inc.	1,527	18,164
Senshu Ikeda Holdings, Inc.	2,050	9,325
Seven Bank Ltd.	5,078	15,608
Shiga Bank Ltd. (The)	1,958	10,155
Shinsei Bank Ltd.	12,627	20,427
Shizuoka Bank Ltd. (The)	4,153	35,055
Sompo Holdings, Inc.	2,852	92,384
Sony Financial Holdings, Inc.	1,349	18,948
Sumitomo Mitsui Financial Group, Inc.	10,024	348,458
Sumitomo Mitsui Trust Holdings, Inc.	2,920	98,644
Suruga Bank Ltd.	1,340	32,708
T&D Holdings, Inc.	4,756	57,524
Tokai Tokyo Financial Holdings, Inc.	1,780	9,045
Tokio Marine Holdings, Inc.	5,416	213,836
Tokyo Century Corp.	360	12,693
Yamaguchi Financial Group, Inc.	1,756	19,350
Zenkoku Hosho Co., Ltd.	390	16,775
Total Financials		3,209,872

Health Care — 7.9%
Alfresa Holdings Corp.	1,388	29,349
Asahi Intecc Co., Ltd.	381	16,497
Astellas Pharma, Inc.	16,415	243,605
Chugai Pharmaceutical Co., Ltd.(a)	1,685	57,404
Daiichi Sankyo Co., Ltd.	5,110	122,833
Eisai Co., Ltd.	2,051	130,728
Hisamitsu Pharmaceutical Co., Inc.	562	30,003
Hoya Corp.	3,051	127,312
Kaken Pharmaceutical Co., Ltd.	271	17,072
Kissei Pharmaceutical Co., Ltd.	250	6,537
KYORIN Holdings, Inc.	357	7,983
Kyowa Hakko Kirin Co., Ltd.	1,985	30,318
M3, Inc.	1,398	42,571
Medipal Holdings Corp.	1,223	20,891
Miraca Holdings, Inc.	439	21,222
Mitsubishi Tanabe Pharma Corp.	1,733	33,741
Mochida Pharmaceutical Co., Ltd.	103	8,067
Nihon Kohden Corp.	578	14,097
Nippon Shinyaku Co., Ltd.	395	20,035

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Japan ETF (continued)

October 31, 2016 (unaudited)

	Shares	Value

Common Stocks (continued)
Health Care (continued)
Nipro Corp.	934	$11,537
Olympus Corp.	2,483	88,607
Ono Pharmaceutical Co., Ltd.	3,518	89,285
Otsuka Holdings Co., Ltd.	3,262	142,698
PeptiDream, Inc.*	300	15,473
Rohto Pharmaceutical Co., Ltd.	749	13,143
Santen Pharmaceutical Co., Ltd.	3,081	44,975
Sawai Pharmaceutical Co., Ltd.	249	16,089
Shionogi & Co., Ltd.	2,286	112,641
Sumitomo Dainippon Pharma Co., Ltd.(a)	1,228	21,280
Suzuken Co., Ltd.	649	20,844
Sysmex Corp.	1,106	76,726
Taisho Pharmaceutical Holdings Co., Ltd.	352	34,334
Takeda Pharmaceutical Co., Ltd.	5,972	267,102
Terumo Corp.	2,437	94,270
Tsumura & Co.	527	14,975
Total Health Care		2,044,244

Industrials — 20.2%
Amada Holdings Co., Ltd.	2,761	31,476
ANA Holdings, Inc.	9,031	25,369
Asahi Glass Co., Ltd.	7,404	51,786
Central Japan Railway Co.	1,397	237,497
Chiyoda Corp.	1,191	10,393
COMSYS Holdings Corp.	868	15,289
Dai Nippon Printing Co., Ltd.	4,658	46,720
Daifuku Co., Ltd.	864	15,638
Daikin Industries Ltd.	2,058	197,408
DMG Mori Co., Ltd.	772	8,191
East Japan Railway Co.	2,883	253,965
Ebara Corp.	695	20,635
FANUC Corp.	1,510	282,788
Fuji Electric Co., Ltd.	4,411	22,037
Fujikura Ltd.	2,198	12,926
Fukuyama Transporting Co., Ltd.	1,225	6,971
Furukawa Electric Co., Ltd.	476	14,019
Glory Ltd.	438	14,484
GS Yuasa Corp.	3,014	13,021
Hankyu Hanshin Holdings, Inc.	1,951	64,609
Hino Motors Ltd.	2,084	22,707
Hitachi Construction Machinery Co., Ltd.	808	16,893
Hitachi Transport System Ltd.	336	6,926
Hoshizaki Corp.	406	36,626
IHI Corp.*	11,554	30,456
ITOCHU Corp.	11,099	140,315
Japan Airlines Co., Ltd.	338	9,958
Japan Airport Terminal Co., Ltd.(a)	435	16,703
Japan Steel Works Ltd. (The)	487	10,460
JGC Corp.	1,675	29,632
JTEKT Corp.	1,743	25,792
Kajima Corp.	7,051	47,573
Kamigumi Co., Ltd.	1,650	14,084
Kandenko Co., Ltd.	812	7,998
Kawasaki Heavy Industries Ltd.	11,143	32,554
Kawasaki Kisen Kaisha Ltd.(a)	6,409	15,857
Keihan Holdings Co., Ltd.	3,792	25,584
Keikyu Corp.	3,831	38,607
Keio Corp.	4,429	36,668

	Shares	Value
Common Stocks (continued)
Industrials (continued)
Keisei Electric Railway Co., Ltd.	1,083	$26,146
Kinden Corp.	1,010	12,168
Kintetsu Group Holdings Co., Ltd.	13,939	56,242
Komatsu Ltd.	7,273	162,161
Kubota Corp.	8,680	139,965
Kurita Water Industries Ltd.	879	20,803
Kyudenko Corp.	285	9,180
LIXIL Group Corp.	2,011	46,177
Mabuchi Motor Co., Ltd.	408	23,723
Maeda Road Construction Co., Ltd.	448	8,288
Makita Corp.	943	65,239
Marubeni Corp.	12,050	63,378
Minebea Co., Ltd.	2,551	26,072
MISUMI Group, Inc.	2,073	37,816
Mitsubishi Corp.	10,631	231,771
Mitsubishi Electric Corp.	15,245	206,366
Mitsubishi Heavy Industries Ltd.	24,728	105,750
Mitsubishi Logistics Corp.	1,050	14,229
Mitsui & Co., Ltd.	13,142	182,338
Mitsui Engineering & Shipbuilding Co., Ltd.	5,703	7,923
Mitsui OSK Lines Ltd.	8,651	21,651
Miura Co., Ltd.	755	13,026
MonotaRO Co., Ltd.	449	10,947
Nabtesco Corp.	901	26,922
Nagase & Co., Ltd.	869	11,122
Nagoya Railroad Co., Ltd.	7,025	37,035
Nankai Electric Railway Co., Ltd.	4,200	19,065
NGK Insulators Ltd.	2,060	37,795
Nidec Corp.	1,870	180,976
Nippo Corp.	398	7,681
Nippon Express Co., Ltd.	5,874	29,011
Nippon Yusen K.K.	12,467	25,507
Nishi-Nippon Railroad Co., Ltd.	2,953	13,994
Nisshinbo Holdings, Inc.	984	9,804
NSK Ltd.	3,498	38,813
NTN Corp.	3,303	12,510
Obayashi Corp.	5,234	50,455
Odakyu Electric Railway Co., Ltd.	2,365	48,275
OKUMA Corp.	1,168	9,781
OSG Corp.	556	11,846
Park24 Co., Ltd.	795	24,549
Pilot Corp.	275	12,300
Recruit Holdings Co., Ltd.	2,503	100,515
Sanwa Holdings Corp.	1,561	15,568
Secom Co., Ltd.	1,499	108,169
Seibu Holdings, Inc.	1,795	31,020
Seino Holdings Co., Ltd.	1,156	12,816
Shimizu Corp.	4,381	38,939
SMC Corp.	451	130,856
Sohgo Security Services Co., Ltd.	524	23,885
Sojitz Corp.	9,658	25,366
Sotetsu Holdings, Inc.	2,992	14,606
Sumitomo Corp.	8,686	99,974
Sumitomo Heavy Industries Ltd.	4,363	23,001
Tadano Ltd.	884	9,926
Taisei Corp.	8,270	62,014
Temp Holdings Co., Ltd.	1,120	18,993
THK Co., Ltd.	883	18,654
Tobu Railway Co., Ltd.	7,802	38,310
Toda Corp.	1,786	9,688

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Japan ETF (continued)

October 31, 2016 (unaudited)

	Shares	Value

Common Stocks (continued)
Industrials (continued)
Tokyu Corp.	7,729	$57,884
Toppan Forms Co., Ltd.	326	3,242
Toppan Printing Co., Ltd.	4,003	37,636
Toshiba Corp.*	29,432	106,710
TOTO Ltd.	1,104	44,124
Toyota Tsusho Corp.	1,741	41,137
Ushio, Inc.	923	11,129
West Japan Railway Co.	1,419	87,394
Yamato Holdings Co., Ltd.	2,746	62,584
Total Industrials		5,243,555

Information Technology — 10.3%
Advantest Corp.	1,361	19,466
Alps Electric Co., Ltd.	1,451	34,796
Azbil Corp.	551	16,359
Brother Industries Ltd.	1,823	33,481
Canon, Inc.	8,090	232,265
Capcom Co., Ltd.	371	9,585
Citizen Watch Co., Ltd.	2,295	12,907
COLOPL, Inc.	356	5,126
COOKPAD, Inc.	348	3,308
DeNA Co., Ltd.	815	26,214
Disco Corp.	212	25,621
FUJIFILM Holdings Corp.	3,108	117,565
Fujitsu Ltd.	13,738	81,459
GMO Payment Gateway, Inc.	128	5,883
Gree, Inc.	717	3,978
GungHo Online Entertainment, Inc.(a)	2,963	7,500
Hamamatsu Photonics K.K.	1,051	31,805
Hirose Electric Co., Ltd.	248	32,757
Hitachi High-Technologies Corp.	502	20,948
Hitachi Ltd.	35,788	190,443
Horiba Ltd.	296	14,140
Ibiden Co., Ltd.	794	11,523
Itochu Techno-Solutions Corp.	359	8,858
Japan Aviation Electronics Industry Ltd.	435	6,226
Japan Display, Inc.*	2,738	5,393
Kakaku.com, Inc.	1,055	17,720
Keyence Corp.	352	258,126
Koei Tecmo Holdings Co., Ltd.	380	7,276
Konami Holdings Corp.	731	28,834
Konica Minolta, Inc.	3,479	31,153
Kyocera Corp.	2,406	116,997
LINE Corp.*	275	11,266
Murata Manufacturing Co., Ltd.	1,461	203,957
NEC Corp.	20,304	54,293
Nexon Co., Ltd.	1,049	17,868
Nintendo Co., Ltd.	834	201,903
Nippon Electric Glass Co., Ltd.	3,202	17,399
Nomura Research Institute Ltd.	768	26,639
NS Solutions Corp.	252	4,808
NTT Data Corp.	974	50,236
OBIC Business Consultants Co., Ltd.	58	2,718
Obic Co., Ltd.	516	26,810
Omron Corp.	1,518	58,215
Oracle Corp. Japan	258	14,043
Otsuka Corp.	396	18,842
Ricoh Co., Ltd.	5,259	42,839
Rohm Co., Ltd.	686	36,100
SCREEN Holdings Co., Ltd.	309	21,142

	Shares	Value
Common Stocks (continued)
Information Technology (continued)
SCSK Corp.	330	$12,310
Seiko Epson Corp.	2,148	43,600
Shimadzu Corp.	2,079	30,250
Square Enix Holdings Co., Ltd.	618	20,466
Sumco Corp.	1,425	14,944
Taiyo Yuden Co., Ltd.	858	9,161
TDK Corp.	924	63,836
TIS, Inc.	625	14,149
Tokyo Electron Ltd.	1,204	108,708
Topcon Corp.	806	12,050
Trend Micro, Inc.	883	31,090
Yahoo Japan Corp.	10,103	38,745
Yaskawa Electric Corp.	2,049	32,699
Yokogawa Electric Corp.	1,886	26,508
Total Information Technology		2,685,306

Materials — 6.3%
Air Water, Inc.	1,181	22,106
Asahi Kasei Corp.	9,634	86,893
Daicel Corp.	2,417	31,833
Daido Steel Co., Ltd.	2,655	11,268
Denka Co., Ltd.	3,431	15,574
DIC Corp.	632	19,155
Dowa Holdings Co., Ltd.	1,767	13,132
FP Corp.	180	9,695
Hitachi Chemical Co., Ltd.	803	18,798
Hitachi Metals Ltd.	1,525	19,040
JFE Holdings, Inc.	3,967	56,871
JSR Corp.	1,462	22,232
Kaneka Corp.	2,238	18,528
Kansai Paint Co., Ltd.	1,489	32,023
Kobe Steel Ltd.*	2,316	19,130
Kuraray Co., Ltd.	2,708	41,077
Lintec Corp.	386	8,412
Maruichi Steel Tube Ltd.	481	15,494
Mitsubishi Chemical Holdings Corp.	10,174	66,900
Mitsubishi Gas Chemical Co., Inc.	1,489	22,926
Mitsubishi Materials Corp.	964	27,658
Mitsui Chemicals, Inc.	7,028	34,643
Nippon Kayaku Co., Ltd.	1,320	15,212
Nippon Paint Holdings Co., Ltd.	1,386	47,218
Nippon Paper Industries Co., Ltd.	730	13,671
Nippon Shokubai Co., Ltd.	252	17,410
Nippon Steel & Sumitomo Metal Corp.	6,062	119,902
Nissan Chemical Industries Ltd.	1,085	36,808
Nisshin Steel Co., Ltd.	715	9,492
Nitto Denko Corp.	1,190	82,961
Oji Holdings Corp.	6,787	28,741
Rengo Co., Ltd.	1,613	10,115
Shin-Etsu Chemical Co., Ltd.	3,180	241,212
Showa Denko K.K.	986	13,033
Sumitomo Chemical Co., Ltd.	11,730	55,589
Sumitomo Metal Mining Co., Ltd.	3,661	47,363
Sumitomo Osaka Cement Co., Ltd.	2,904	12,021
Taiheiyo Cement Corp.	9,544	27,337
Taiyo Nippon Sanso Corp.	1,108	11,651
Teijin Ltd.	1,368	26,466
Toray Industries, Inc.	11,720	109,164
Tosoh Corp.	5,006	32,727
Toyo Seikan Group Holdings Ltd.	1,237	22,837
Toyobo Co., Ltd.	6,904	11,300

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Japan ETF (continued)

October 31, 2016 (unaudited)

	Shares	Value

Common Stocks (continued)
Materials (continued)
Ube Industries Ltd.	8,205	$16,943
Yamato Kogyo Co., Ltd.	322	9,061
Zeon Corp.	1,135	10,380
Total Materials		1,642,002

Real Estate — 3.1%
Aeon Mall Co., Ltd.	908	13,479
Daikyo, Inc.	2,280	4,882
Daito Trust Construction Co., Ltd.	561	93,825
Daiwa House Industry Co., Ltd.	4,985	136,905
Hulic Co., Ltd.	2,746	26,157
Ichigo, Inc.	1,617	7,017
Leopalace21 Corp.	1,893	12,322
Mitsubishi Estate Co., Ltd.	9,120	180,647
Mitsui Fudosan Co., Ltd.	7,321	166,540
Nomura Real Estate Holdings, Inc.	930	15,726
NTT Urban Development Corp.	842	7,724
Relo Group, Inc.	78	12,878
Sumitomo Real Estate Sales Co., Ltd.	115	2,605
Sumitomo Realty & Development Co., Ltd.	3,343	87,898
Tokyo Tatemono Co., Ltd.	1,587	20,176
Tokyu Fudosan Holdings Corp.	3,993	22,533
Total Real Estate		811,314

Telecommunication Services — 4.6%
KDDI Corp.	14,317	434,885
Nippon Telegraph & Telephone Corp.	1,866	82,748
NTT DOCOMO, Inc.	10,133	254,615
SoftBank Group Corp.	6,638	417,034
Total Telecommunication Services		1,189,282

Utilities — 2.0%
Chubu Electric Power Co., Inc.	5,476	80,484
Chugoku Electric Power Co., Inc. (The)	2,349	27,450
Electric Power Development Co., Ltd.	1,384	32,228

	Shares	Value
Common Stocks (continued)
Utilities (continued)
Hokkaido Electric Power Co., Inc.	1,371	$10,424
Hokuriku Electric Power Co.	1,459	16,564
Kansai Electric Power Co., Inc. (The)*	5,654	54,046
Kyushu Electric Power Co., Inc.*	3,586	32,521
Osaka Gas Co., Ltd.	15,274	63,474
Shikoku Electric Power Co., Inc.	1,198	11,263
Toho Gas Co., Ltd.	3,503	32,435
Tohoku Electric Power Co., Inc.	3,687	45,085
Tokyo Electric Power Co. Holdings, Inc.*	12,030	46,707
Tokyo Gas Co., Ltd.	16,125	73,072
Total Utilities		525,753
Total Common Stocks (Cost $24,394,229)		25,023,750

Investment of Cash Collateral For Securities Loaned — 0.2%
Money Market Fund — 0.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.28%(b) (Cost $58,837)	58,837	58,837
Total Investments — 96.6% (Cost $24,453,066)		25,082,587
Other Assets and Liabilities, Net — 3.4%		885,889
Net Assets — 100.0%		$25,968,476

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $116,782; total market value of collateral held by the Fund was $124,844. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $66,007.
(b)	Reflects the 1-day yield at October 31, 2016.

Forward Exchange Contracts Outstanding as of October 31, 2016:

Purchase Contracts	Counterparty	Currency	Currency Amount Purchased	Value at Settlement Date	Value at October 31, 2016	Unrealized Appreciation (Depreciation)
Japanese Yen Expiring 11/04/16	Merrill Lynch	JPY	1,269,247,868	$12,077,861	$12,079,872	$2,011
				$12,077,861	$12,079,872	$2,011

Sales Contracts	Counterparty	Currency	Currency Amount Sold	Value at Settlement Date	Value at October 31, 2016	Unrealized Appreciation (Depreciation)
Japanese Yen Expiring 11/04/16	Merrill Lynch	JPY	(1,269,247,868)	$(12,550,185)	$(12,079,872)	$470,313
Japanese Yen Expiring 12/06/16	Merrill Lynch	JPY	(1,360,049,072)	(12,955,119)	(12,959,638)	(4,519)
				$(25,505,304)	$(25,039,510)	$465,794
Net Unrealized Appreciation (Depreciation)						$467,805

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Japan ETF (continued)

October 31, 2016 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2016. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(a)
Common Stocks	$25,023,750	$—	$—	$25,023,750
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	58,837	—	—	58,837
Total Investments in Securities	25,082,587	—	—	25,082,587
Other Financial Instruments:
Forward Exchange Contracts(b)	—	472,324	—	472,324
Total Investments in Securities and Other Financial Instruments	$25,082,587	$472,324	$—	$25,554,911

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:
Forward Exchange Contracts(b)	$—	$4,519	$—	$4,519
Total Other Financial Instruments	$—	$4,519	$—	$4,519

(a)	For a complete listing of investments and their industries, see the Schedules of Investments.
(b)	Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended October 31, 2016, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedules of Investments — IQ Leaders GTAA Tracker ETF

October 31, 2016 (unaudited)

	Shares	Value

Investment Companies — 100.3%
Aggregate Bond Funds — 24.6%
iShares Core U.S. Aggregate Bond ETF	40,586	$4,517,222
SPDR Bloomberg Barclays Aggregate Bond ETF	2,385	139,809
Vanguard Total Bond Market ETF(a)	41,901	3,485,744
Total Aggregate Bond Funds		8,142,775

Convertible Bonds Fund — 1.0%
SPDR Bloomberg Barclays Convertible Securities ETF	7,204	329,079

Emerging Equity Funds — 7.0%
iShares Core MSCI Emerging Markets ETF	9,432	425,760
iShares MSCI Emerging Markets ETF	21,177	786,514
Vanguard FTSE Emerging Markets ETF	29,036	1,096,109
Total Emerging Equity Funds		2,308,383

High Yield Corporate Bond Funds — 10.2%
iShares iBoxx $ High Yield Corporate Bond ETF(a)	22,715	1,953,944
SPDR Bloomberg Barclays High Yield Bond ETF(a)	38,920	1,411,239
Total High Yield Corporate Bond Funds		3,365,183

International Equity Core Funds — 19.0%
iShares Core MSCI EAFE ETF	13,837	744,984
iShares MSCI EAFE ETF(b)	59,201	3,423,002
Vanguard FTSE Developed Markets ETF	58,647	2,141,202
Total International Equity Core Funds		6,309,188

U.S. Large Cap Core Funds — 29.6%
Consumer Discretionary Select Sector SPDR Fund	12,950	1,011,395
Energy Select Sector SPDR Fund	13,171	903,794
Financial Select Sector SPDR Fund	26,074	514,701
Health Care Select Sector SPDR Fund(a)	29,253	1,970,482
Industrial Select Sector SPDR Fund(a)	14,845	849,283
Materials Select Sector SPDR Fund	10,107	472,502
Technology Select Sector SPDR Fund	25,657	1,216,655
Vanguard Consumer Discretionary ETF	1,659	203,510
Vanguard Energy ETF(a)	2,531	238,091
Vanguard Financials ETF	2,698	135,655

	Shares	Value
Investment Companies (continued)
U.S. Large Cap Core Funds (continued)
Vanguard Health Care ETF(a)	7,104	$876,278
Vanguard Industrials ETF	2,372	257,291
Vanguard Information Technology ETF	7,729	925,316
Vanguard Materials ETF	2,296	239,450
Total U.S. Large Cap Core Funds		9,814,403

U.S. Medium Term Treasury Bond Funds — 8.9%
iShares 7-10 Year Treasury Bond ETF(a)	26,655	2,933,649
Total Investment Companies (Cost $33,298,444)		33,202,660

Short-Term Investment — 0.0%(c)
Money Market Fund — 0.0%(c)
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.22%(d) (Cost $6,794)	6,794	6,794

Investment of Cash Collateral For Securities Loaned — 19.4%
Money Market Fund — 19.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.28%(e) (Cost $6,415,790)	6,415,790	6,415,790
Total Investments — 119.7% (Cost $39,721,028)		39,625,244
Other Assets and Liabilities, Net — (19.7)%		(6,509,530)
Net Assets — 100.0%		$33,115,714

(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $10,263,363; total market value of collateral held by the Fund was $10,522,360. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $4,106,570.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $427,868.
(c)	Less than 0.05%.
(d)	Reflects the 7-day yield at October 31, 2016.
(e)	Reflects the 1-day yield at October 31, 2016.

See notes to financial statements.

Schedules of Investments — IQ Leaders GTAA Tracker ETF (continued)

October 31, 2016 (unaudited)

Total return swap contracts outstanding at October 31, 2016:

Total Return Benchmark	Annual Financing Rate (Received) Paid %	Expiration Date	Notional Amount Long (Short)	Unrealized Appreciation (Depreciation)[1]
Consumer Discretionary Select Sector SPDR Fund	1.41	10/04/2017	$135,894	$—
Consumer Staples Select Sector SPDR Fund	(0.43)	10/04/2017	(434,861)	—
Energy Select Sector SPDR Fund	1.41	10/04/2017	121,457	—
Financial Select Sector SPDR Fund	1.41	10/04/2017	69,169	—
Health Care Select Sector SPDR Fund	1.41	10/04/2017	264,792	—
Industrial Select Sector SPDR Fund	1.41	10/04/2017	114,134	—
iShares 7-10 Year Treasury Bond ETF	1.41	10/04/2017	394,235	—
iShares Core MSCI EAFE ETF	1.41	10/04/2017	100,142	—
iShares Core MSCI Emerging Markets ETF	1.41	10/04/2017	57,238	—
iShares Core U.S. Aggregate Bond ETF	1.41	10/04/2017	607,030	—
iShares iBoxx $ High Yield Corporate Bond ETF	1.41	10/04/2017	262,619	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	(0.16)	10/04/2017	(1,659,604)	—
iShares MSCI EAFE ETF	1.41	10/04/2017	460,016	—
iShares MSCI Emerging Markets ETF	1.41	10/04/2017	105,700	—
iShares Russell 2000 ETF	(1.33)	10/04/2017	(170,403)	—
Materials Select Sector SPDR Fund	1.41	10/04/2017	63,487	—
SPDR Bloomberg Barclays Aggregate Bond ETF	1.41	10/04/2017	18,817	—
SPDR Bloomberg Barclays Convertible Securities ETF	1.41	10/04/2017	44,218	—
SPDR Bloomberg Barclays High Yield Bond ETF	1.41	10/04/2017	189,676	—
Technology Select Sector SPDR Fund	1.41	10/04/2017	163,504	—
Utilities Select Sector SPDR Fund	(0.49)	10/04/2017	(1,484,235)	—
Vanguard Consumer Discretionary ETF	1.41	10/04/2017	27,355	—
Vanguard Energy ETF	1.41	10/04/2017	31,984	—
Vanguard Financials ETF	1.41	10/04/2017	18,704	—
Vanguard FTSE Developed Markets ETF	1.41	10/04/2017	287,772	—
Vanguard FTSE Emerging Markets ETF	1.41	10/04/2017	147,301	—
Vanguard Health Care ETF	1.41	10/04/2017	117,799	—
Vanguard Industrials ETF	1.41	10/04/2017	34,602	—
Vanguard Information Technology ETF	1.41	10/04/2017	124,389	—
Vanguard Materials ETF	1.41	10/04/2017	31,496	—
Vanguard REIT ETF	(0.25)	10/04/2017	(749,085)	—
Vanguard Total Bond Market ETF	1.41	10/04/2017	468,443	—
				$—

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives from, or pays to, the counterparty, depending upon the total return of the benchmark and the agreed-upon financing rate.

1	Reflects a reset date of October 31, 2016.

See notes to financial statements.

Schedules of Investments — IQ Leaders GTAA Tracker ETF (continued)

October 31, 2016 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2016. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2		Level 3	Total
Investments in Securities:(a)
Investment Companies	$33,202,660	$—		$—	$33,202,660
Short-Term Investment:
Money Market Fund	6,794	—		—	6,794
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	6,415,790	—		—	6,415,790
Total Investments in Securities	39,625,244	—		—	39,625,244
Other Financial Instruments:
Swap Contracts	—	—	(b)	—	—
Total Investments in Securities and Other Financial Instruments	$39,625,244	$—		$—	$39,625,244

Liability Valuation Inputs

Description	Level 1	Level 2		Level 3	Total
Other Financial Instruments:
Swap Contracts	$—	$—	(b)	$—	$—
Total Other Financial Instruments	$—	$—		$—	$—

(a)	For a complete listing of investments and their industries, see the Schedules of Investments.
(b)	Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended October 31, 2016, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedules of Investments — IQ Enhanced Core Bond U.S. ETF

October 31, 2016 (unaudited)

	Shares	Value

Investment Companies — 100.0%
Investment Grade Corporate Bond Funds — 49.8%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	207,416	$25,093,188
iShares U.S. Credit Bond ETF	7,383	829,111
Vanguard Intermediate-Term Corporate Bond ETF(a)	220,945	19,566,889
Total Investment Grade Corporate Bond Funds		45,489,188

Mortgage Backed Securities — 50.2%
iShares MBS ETF(a)	78,410	8,596,088
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	460,623	12,413,790
Vanguard Mortgage-Backed Securities ETF	463,923	24,912,665
Total Mortgage Backed Securities		45,922,543
Total Investment Companies (Cost $91,950,602)		91,411,731

Short-Term Investment — 0.0%(b)
Money Market Fund — 0.0%(b)
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.22%(c) (Cost $17,441)	17,441	17,441

	Shares	Value
Investment of Cash Collateral For Securities Loaned — 27.6%
Money Market Fund — 27.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.28%(d) (Cost $25,214,158)	25,214,158	$25,214,158
Total Investments — 127.6% (Cost $117,182,201)		116,643,330
Other Assets and Liabilities, Net — (27.6)%		(25,229,648)
Net Assets — 100.0%		$91,413,682

(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $24,852,247; total market value of collateral held by the Fund was $25,475,710. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $261,552.
(b)	Less than 0.05%.
(c)	Reflects the 7-day yield at October 31, 2016.
(d)	Reflects the 1-day yield at October 31, 2016.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2016. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(a)
Investment Companies	$91,411,731	$—	$—	$91,411,731
Short-Term Investment:
Money Market Fund	17,441	—	—	17,441
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	25,214,158	—	—	25,214,158
Total Investments in Securities	$116,643,330	$—	$—	$116,643,330

(a)	For a complete listing of investments and their industries, see the Schedules of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended October 31, 2016, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedules of Investments — IQ Enhanced Core Plus Bond U.S. ETF

October 31, 2016 (unaudited)

	Shares	Value

Investment Companies — 100.1%
High Yield Corporate Bond Funds — 14.6%
iShares iBoxx $ High Yield Corporate Bond ETF(a)	194,462	$16,727,621
SPDR Bloomberg Barclays High Yield Bond ETF(a)	577,640	20,945,227
Total High Yield Corporate Bond Funds		37,672,848

International Bond Funds — 3.0%
iShares J.P. Morgan USD Emerging Markets Bond ETF(a)	38,139	4,374,162
PowerShares Emerging Markets Sovereign Debt Portfolio	116,759	3,465,407
Total International Bond Funds		7,839,569

Investment Grade Corporate Bond Funds — 33.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	389,388	47,108,160
iShares U.S. Credit Bond ETF	13,861	1,556,590
Vanguard Intermediate-Term Corporate Bond ETF	414,784	36,733,271
Total Investment Grade Corporate Bond Funds		85,398,021

Mortgage Backed Securities — 49.5%
iShares MBS ETF	218,690	23,974,985
SPDR Bloomberg Barclays Mortgage Backed Bond ETF†	1,284,709	34,622,908
Vanguard Mortgage-Backed Securities ETF	1,293,910	69,482,967
Total Mortgage Backed Securities		128,080,860
Total Investment Companies (Cost $260,429,263)		258,991,298

	Shares	Value
Investment of Cash Collateral For Securities Loaned — 13.6%
Money Market Fund — 13.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.28%(b) (Cost $35,098,113)	35,098,113	$35,098,113
Total Investments — 113.7% (Cost $295,527,376)		294,089,411
Other Assets and Liabilities, Net — (13.7)%		(35,355,044)
Net Assets — 100.0%		$258,734,367

†	Affiliated Fund.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $36,221,728; total market value of collateral held by the Fund was $37,167,748. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $2,069,635.
(b)	Reflects the 1-day yield at October 31, 2016.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2016. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(a)
Investment Companies	$258,991,298	$—	$—	$258,991,298
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	35,098,113	—	—	35,098,113
Total Investments in Securities	$294,089,411	$—	$—	$294,089,411

(a)	For a complete listing of investments and their industries, see the Schedules of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended October 31, 2016, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Statements of Assets and Liabilities

October 31, 2016 (unaudited)

	IQ Hedge Multi-Strategy Tracker ETF	IQ Hedge Macro Tracker ETF	IQ Hedge Market Neutral Tracker ETF	IQ Hedge Long/Short Tracker ETF	IQ Hedge Event-Driven Tracker ETF
Assets
Investments, at value (including securities on loan)[1]	$1,307,217,138	$12,601,809	$17,463,363	$2,376,357	$5,034,375
Investments in Affiliates, at value	28,595,387	—	—	—	—
Cash	—	—	318	442	—
Due from broker	5,146,495	72,225	83,598	13,420	7,014
Receivable for investments sold	2,892,005	—	—	—	—
Dividend, interest, reclaim and security lending income receivables	110,736	1,818	1,001	188	44
Total Assets	1,343,961,761	12,675,852	17,548,280	2,390,407	5,041,433
Liabilities
Collateral for securities on loan[2]	165,090,549	2,570,894	3,447,269	472,978	—
Due to broker	7,314,511	46,617	67,060	13,859	7,623
Payable for capital shares repurchased	2,888,369	—	—	—	—
Advisory fees payable	749,054	6,416	8,959	1,223	3,221
Trustee fees payable	1,841	6	23	5	6
Payable for investments purchased	—	17,708	—	—	—
Accrued expenses and other liabilities	10,018	183	169	18	13
Total Liabilities	176,054,342	2,641,824	3,523,480	488,083	10,863
Net Assets	$1,167,907,419	$10,034,028	$14,024,800	$1,902,324	$5,030,570
Composition of Net Assets
Paid-in capital	$1,245,367,748	$16,460,146	$14,396,993	$1,999,620	$5,024,842
Undistributed accumulated net investment income (loss)	7,609,489	(143,903)	284,587	11,015	64,063
Undistributed accumulated net realized gain (loss)	(94,161,092)	(6,079,685)	(796,301)	(134,327)	(7,316)
Net unrealized appreciation (depreciation)	9,091,274	(202,530)	139,521	26,016	(51,019)
Net Assets	$1,167,907,419	$10,034,028	$14,024,800	$1,902,324	$5,030,570
NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	40,450,000	400,000	550,000	100,001	250,001
Net Asset Value Per Share	$28.87	$25.09	$25.50	$19.02	$20.12
Investments, at cost:	$1,297,611,459	$12,804,339	$17,323,842	$2,350,341	$5,085,394
Investments in Affiliates, at cost	$29,109,792	$—	$—	$—	$—
[1] Market value of securities on loan:	$190,375,554	$2,512,771	$3,387,668	$617,470	$964,089
[2] Non-cash collateral for securities on loan:	$29,914,270	$—	$20,624	$159,161	$983,653

See notes to financial statements.

Statements of Assets and Liabilities (continued)

October 31, 2016 (unaudited)

	IQ Global Resources ETF	IQ Merger Arbitrage ETF	IQ Real Return ETF	IQ Australia Small Cap ETF	IQ Canada Small Cap ETF
Assets
Investments, at value (including securities on loan)[1]	$153,306,041	$138,092,127	$32,989,430	$9,747,656	$12,838,935
Cash	—	976,018	—	—	—
Foreign currency[2]	23,909	—	—	36,505	114,480
Cash deposited at broker for swap collateral	—	205,000	—	—	—
Receivable for investments sold	—	933,921	—	—	—
Due from broker	579,205	812,045	—	—	—
Dividend, interest, reclaim and security lending income receivables	155,291	24,133	6,256	9,004	8,086
Total Assets	154,064,446	141,043,244	32,995,686	9,793,165	12,961,501
Liabilities
Collateral for securities on loan[3]	2,406,223	6,921,100	6,208,864	730,737	2,279,926
Advisory fees payable	92,254	84,619	10,945	5,441	6,408
Due to broker	6,412	69,878	—	—	—
Foreign currency due to Custodian	—	5,196	—	—	24,155
Trustee fees payable	506	524	41	35	49
Payable for investments purchased	—	—	—	15,206	—
Accrued expenses and other liabilities	599	1,498	264	78	113
Total Liabilities	2,505,994	7,082,815	6,220,114	751,497	2,310,651
Net Assets	$151,558,452	$133,960,429	$26,775,572	$9,041,668	$10,650,850
Composition of Net Assets
Paid-in capital	$193,205,688	$136,878,891	$28,772,181	$17,713,321	$32,072,764
Undistributed accumulated net investment income (loss)	1,374,986	147,464	(26,334)	242,802	94,523
Undistributed accumulated net realized gain (loss)	(50,812,268)	(642,504)	(2,092,133)	(8,817,457)	(20,061,952)
Net unrealized appreciation (depreciation)	7,790,046	(2,423,422)	121,858	(96,998)	(1,454,485)
Net Assets	$151,558,452	$133,960,429	$26,775,572	$9,041,668	$10,650,850
NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	5,850,000	4,650,000	1,000,000	550,000	650,000
Net Asset Value Per Share	$25.91	$28.81	$26.78	$16.44	$16.39
Investments, at cost:	$145,513,518	$140,515,274	$32,867,572	$9,844,586	$14,291,024
[1] Market value of securities on loan:	$5,157,850	$9,916,559	$6,105,552	$1,223,215	$2,118,093
[2] Cost of foreign currency:	$23,940	$(5,243)	$—	$36,501	$116,832
[3] Non-cash collateral for securities on loan:	$2,960,200	$3,353,265	$23,986	$635,907	$—

See notes to financial statements.

Statements of Assets and Liabilities (continued)

October 31, 2016 (unaudited)

	IQ Global Agribusiness Small Cap ETF	IQ Global Oil Small Cap ETF	IQ U.S Real Estate Small Cap ETF	IQ 50 Percent Hedged FTSE International ETF	IQ 50 Percent Hedged FTSE Europe ETF
Assets
Investments, at value (including securities on loan)[1]	$14,089,036	$3,918,916	$93,333,317	$166,706,736	$29,403,554
Foreign currency[2]	379	11,600	—	127,258	43,220
Dividend, interest, reclaim and security lending income receivables	34,382	3,034	92,903	425,928	73,689
Receivable for investments sold	—	—	—	1,447,092	344
Prepaid expenses	—	72	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	2,661,413	558,816
Total Assets	14,123,797	3,933,622	93,426,220	171,368,427	30,079,623
Liabilities
Collateral for securities on loan[3]	1,597,266	712,367	6,266,024	1,189,341	347,393
Advisory fees payable	8,037	2,182	52,407	48,100	11,177
Trustee fees payable	29	10	137	993	415
Payable for investments purchased	—	—	—	2,351,878	735,626
Due to custodian	—	123	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	34,030	5,503
Accrued expenses and other liabilities	128	—	697	940	862
Total Liabilities	1,605,460	714,682	6,319,265	3,625,282	1,100,976
Net Assets	$12,518,337	$3,218,940	$87,106,955	$167,743,145	$28,978,647
Composition of Net Assets
Paid-in capital	$19,393,857	$5,321,804	$91,861,942	$165,646,677	$33,533,164
Undistributed accumulated net investment income (loss)	166,328	47,770	1,183,313	660,109	410,140
Undistributed accumulated net realized gain (loss)	(8,385,304)	(1,826,515)	(2,506,137)	(1,163,815)	(1,249,728)
Net unrealized appreciation (depreciation)	1,343,456	(324,119)	(3,432,163)	2,600,174	(3,714,929)
Net Assets	$12,518,337	$3,218,940	$87,106,955	$167,743,145	$28,978,647
NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	400,000	300,000	3,350,000	9,350,001	1,650,001
Net Asset Value Per Share	$31.30	$10.73	$26.00	$17.94	$17.56
Investments, at cost:	$12,744,308	$4,242,890	$96,765,480	$166,716,993	$33,670,188
[1] Market value of securities on loan:	$1,955,369	$654,817	$23,136,245	$1,229,260	$343,642
[2] Cost of foreign currency:	$380	$11,735	$—	$128,749	$43,596
[3] Non-cash collateral for securities on loan:	$485,630	$—	$17,268,731	$110,953	$17,235

See notes to financial statements.

Statements of Assets and Liabilities (continued)

October 31, 2016 (unaudited)

	IQ 50 Percent Hedged FTSE Japan ETF	IQ Leaders GTAA Tracker ETF	IQ Enhanced Core Bond U.S. ETF	IQ Enhanced Core Plus Bond U.S. ETF
Assets
Investments, at value (including securities on loan)[1]	$25,082,587	$39,625,244	$116,643,330	$259,466,503
Investments in Affiliates, at value	—	—	—	34,622,908
Foreign currency[2]	1,432	—	—	—
Dividend, interest, reclaim and security lending income receivables	194,983	3,424	653	7,946
Receivable for investments sold	429,768	—	—	—
Receivable for capital shares transactions	—	—	—	2,016,454
Prepaid expenses	—	2	—	247
Due from broker	—	57,230	—	—
Unrealized appreciation on forward foreign currency contracts	472,324	—	—	—
Total Assets	26,181,094	39,685,900	116,643,983	296,114,058
Liabilities
Collateral for securities on loan[3]	58,837	6,415,790	25,214,158	35,098,113
Advisory fees payable	9,741	12,874	15,483	43,682
Trustee fees payable	46	261	617	1,710
Payable for investments purchased	—	—	—	2,016,422
Due to broker	—	141,261	—	—
Due to custodian	139,114	—	—	219,737
Unrealized depreciation on forward foreign currency contracts	4,519	—	—	—
Accrued expenses and other liabilities	361	—	43	27
Total Liabilities	212,618	6,570,186	25,230,301	37,379,691
Net Assets	$25,968,476	$33,115,714	$91,413,682	$258,734,367
Composition of Net Assets
Paid-in capital	$27,830,914	$32,606,149	$91,808,309	$260,437,450
Undistributed accumulated net investment income (loss)	76,891	45,919	(10,269)	(10,512)
Undistributed accumulated net realized gain (loss)	(3,028,676)	559,430	154,513	(254,606)
Net unrealized appreciation (depreciation)	1,089,347	(95,784)	(538,871)	(1,437,965)
Net Assets	$25,968,476	$33,115,714	$91,413,682	$258,734,367
NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	1,450,001	1,550,001	4,550,001	12,850,001
Net Asset Value Per Share	$17.91	$21.36	$20.09	$20.13
Investments, at cost:	$24,453,066	$39,721,028	$117,182,201	$260,648,157
Investments in Affiliates, at cost	—	—	—	$34,879,219
[1] Market value of securities on loan:	$116,782	$10,263,363	$24,852,247	$36,221,728
[2] Cost of foreign currency:	$1,441	$—	$—	—
[3] Non-cash collateral for securities on loan:	$66,007	$4,106,570	$261,552	$2,069,635

See notes to financial statements.

Statements of Operations

For the Six Months Ended October 31, 2016 (unaudited)

	IQ Hedge Multi-Strategy Tracker ETF	IQ Hedge Macro Tracker ETF	IQ Hedge Market Neutral Tracker ETF	IQ Hedge Long/Short Tracker ETF	IQ Hedge Event-Driven Tracker ETF
Investment Income
Dividend income	$13,589,821	$130,329	$147,689	$25,169	$47,236
Securities lending income, net of borrower rebates	521,081	18,244	5,082	791	301
Total investment income	14,110,902	148,573	152,771	25,960	47,537
Expenses
Advisory fees	4,245,860	47,692	55,902	7,236	12,631
Trustee fees	28,977	391	387	50	55
Legal fees	14,689	191	191	26	26
Miscellaneous	217	21	17	200	54
Total expenses	4,289,743	48,295	56,497	7,512	12,766
Net investment income (loss)	9,821,159	100,278	96,274	18,448	34,771
Realized and Unrealized Gain (Loss) on Investments, Swap Transactions and Foreign Currency Translations
Net realized gain (loss) from:
Investment securities	16,487,806	(826)	273,073	(4,466)	(3,658)
Investment in Affiliates	10,289	—	—	—	—
In-Kind redemptions	720,427	73,956	76,896	—	—
Affiliates In-Kind redemptions	2,174	—	—	—	—
Swap transactions	(21,398,765)	(87,104)	(254,547)	(27,304)	(2,277)
Net realized gain (loss)	(4,178,069)	(13,974)	95,422	(31,770)	(5,935)
Net change in net unrealized appreciation (depreciation)
Investment securities	(12,630,405)	147,248	(191,689)	27,716	32,123
Net change in net unrealized appreciation (depreciation)	(12,630,405)	147,248	(191,689)	27,716	32,123
Net realized and unrealized gain (loss)	(16,808,474)	133,274	(96,267)	(4,054)	26,188
Net Increase (Decrease) in Net Assets Resulting from Operations	$(6,987,315)	$233,552	$7	$14,394	$60,959

See notes to financial statements.

Statements of Operations (continued)

For the Six Months Ended October 31, 2016 (unaudited)

	IQ Global Resources ETF	IQ Merger Arbitrage ETF	IQ Real Return ETF	IQ Australia Small Cap ETF	IQ Canada Small Cap ETF
Investment Income
Dividend income*	$1,078,463	$787,383	$83,460	$149,944	$102,020
Securities lending income, net of borrower rebates	12,741	40,969	29,970	4,453	6,451
Total investment income	1,091,204	828,352	113,430	154,397	108,471
Expenses
Advisory fees	388,813	553,816	65,002	27,619	38,219
Trustee fees	1,917	3,860	715	173	267
Legal fees	957	1,988	362	90	137
Miscellaneous	21	10,438	20	20	20
Total expenses	391,708	570,102	66,099	27,902	38,643
Net investment income (loss)	699,496	258,250	47,331	126,495	69,828
Realized and Unrealized Gain (Loss) on Investments, Swap Transactions and Foreign Currency Translations
Net realized gain (loss) from:
Investment securities	2,416,780	4,018,872	131,950	(6,701)	435,160
In-Kind redemptions	283,100	683,834	—	—	—
Swap transactions	(503,930)	64,664	—	—	—
Foreign currency translation	(112,829)	(66,017)	—	1,425	(575)
Net realized gain (loss)	2,083,121	4,701,353	131,950	(5,276)	434,585
Net change in net unrealized appreciation (depreciation)
Investment securities	1,807,690	(2,837,422)	(130,906)	419,755	(664,915)
Foreign currency translation	(4,597)	(718)	—	1	(3,036)
Net change in net unrealized appreciation (depreciation)	1,803,093	(2,838,140)	(130,906)	419,756	(667,951)
Net realized and unrealized gain (loss)	3,886,214	1,863,213	1,044	414,480	(233,366)
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,585,710	$2,121,463	$48,375	$540,975	$(163,538)

* Net of foreign taxes withheld of:	$52,496	$205	$—	$1,889	$18,001

See notes to financial statements.

Statements of Operations (continued)

For the Six Months Ended October 31, 2016 (unaudited)

	IQ Global Agribusiness Small Cap ETF	IQ Global Oil Small Cap ETF	IQ U.S. Real Estate Small Cap ETF	IQ 50 Percent Hedged FTSE International ETF	IQ 50 Percent Hedged FTSE Europe ETF
Investment Income
Dividend income*	$89,271	$24,990	$3,292,391	$1,802,208	$810,603
Securities lending income, net of borrower rebates	31,907	4,622	10,742	2,853	1,691
Total investment income	121,178	29,612	3,303,133	1,805,061	812,294
Expenses
Advisory fees	46,662	11,363	281,374	228,814	93,992
Trustee fees	320	73	1,970	2,427	1,358
Legal fees	157	44	943	1,312	831
Miscellaneous	32	870	21	21	20
Total expenses	47,171	12,350	284,308	232,574	96,201
Net investment income (loss)	74,007	17,262	3,018,825	1,572,487	716,093
Realized and Unrealized Gain (Loss) on Investments, Swap Transactions and Forward Foreign Currency Contracts and Translations
Net realized gain (loss) from:
Investment securities	(1,022,463)	(222,971)	(1,217,955)	(340,441)	(423,214)
In-Kind redemptions	—	—	2,224,632	—	(2,415,875)
Forward foreign currency contracts and translation	1,356	(2,771)	—	161,821	2,087,677
Net realized gain (loss)	(1,021,107)	(225,742)	1,006,677	(178,620)	(751,412)
Net change in net unrealized appreciation (depreciation)
Investment securities	1,420,973	(13,550)	(640,575)	142,055	(2,895,082)
Forward foreign currency contracts and translation	(2,745)	(415)	—	3,093,255	791,430
Net change in net unrealized appreciation (depreciation)	1,418,228	(13,965)	(640,575)	3,235,310	(2,103,652)
Net realized and unrealized gain (loss)	397,121	(239,707)	366,102	3,056,690	(2,855,064)
Net Increase (Decrease) in Net Assets Resulting from Operations	$471,128	$(222,445)	$3,384,927	$4,629,177	$(2,138,971)

* Net of foreign taxes withheld of:	$6,965	$2,187	$—	$143,740	$80,657

See notes to financial statements.

Statements of Operations (continued)

For the Six Months Ended October 31, 2016 (unaudited)

	IQ 50 Percent Hedged FTSE Japan ETF	IQ Leaders GTAA Tracker ETF	IQ Enhanced Core Bond U.S. ETF**	IQ Enhanced Core Plus Bond U.S. ETF**
Investment Income
Dividend income*	$239,345	$291,816	$611,769	$1,577,919
Income from Affiliates				266,854
Securities lending income, net of borrower rebates	527	7,260	1,162	10,893
Total investment income	239,872	299,076	612,931	1,855,666
Expenses
Advisory fees	55,956	52,763	72,351	206,323
Trustee fees	655	317	812	2,081
Legal fees	288	72	240	419
Miscellaneous	21	175	27	27
Total expenses	56,920	53,327	73,430	208,850
Waivers	—	—	(14,471)	(41,266)
Net expenses	56,920	53,327	58,959	167,584
Net investment income (loss)	182,952	245,749	553,972	1,688,082
Realized and Unrealized Gain (Loss) on Investments, Forward Foreign Currency Contracts and Translations
Net realized gain (loss) from:
Investment securities	(327,122)	(26,006)	(42,278)	(690,890)
Investment in Affiliates	—	—	—	(15,646)
In-Kind redemptions	—	571,147	196,791	452,211
Affiliates In-Kind redemptions	—	—	—	(281)
Swap transactions	—	75,323	—	—
Forward foreign currency contracts and translation	(1,277,337)	—	—	—
Net realized gain (loss)	(1,604,459)	620,464	154,513	(254,606)
Net change in net unrealized appreciation (depreciation)
Investment securities	1,659,015	(153,410)	(538,871)	(1,437,965)
Forward foreign currency contracts and translation	1,067,072	—	—	—
Net change in net unrealized appreciation (depreciation)	2,726,087	(153,410)	(538,871)	(1,437,965)
Net realized and unrealized gain (loss)	1,121,628	467,054	(384,358)	(1,692,571)
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,304,580	$712,803	$169,614	$(4,489)

* Net of foreign taxes withheld of:	$26,568	$—	$—	$—
**	Commencement of operations May 10, 2016.

See notes to financial statements.

Statements of Changes in Net Assets

	IQ Hedge Multi-Strategy Tracker ETF		IQ Hedge Macro Tracker ETF		IQ Hedge Market Neutral Tracker ETF
	For the Six Months Ended October 31, 2016 (unaudited)	For the Year Ended April 30, 2016	For the Six Months Ended October 31, 2016 (unaudited)	For the Year Ended April 30, 2016	For the Six Months Ended October 31, 2016 (unaudited)	For the Year Ended April 30, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$9,821,159	$15,711,328	$100,278	$333,647	$96,274	$159,274
Net realized gain (loss) on Investments and swap transactions	(4,178,069)	(59,201,447)	(13,974)	(607,158)	95,422	(298,908)
Net change in net unrealized appreciation (depreciation) on Investments and swap transactions	(12,630,405)	13,020,643	147,248	(389,428)	(191,689)	129,751
Net increase (decrease) in net assets resulting from operations	(6,987,315)	(30,469,476)	233,552	(662,939)	7	(9,883)
Dividends and Distributions to Shareholders from:
Net investment income	—	(5,414,930)	—	(186,676)	—	—
Total dividends and distributions to shareholders	—	(5,414,930)	—	(186,676)	—	—
Capital Share Transactions
Proceeds from shares created	118,239,917	464,603,240	—	—	1,287,101	11,333,780
Cost of shares redeemed	(17,465,355)	(355,438,803)	(4,993,890)	(6,192,864)	(2,556,652)	(8,795,969)
Net increase (decrease) from capital share transactions	100,774,562	109,164,437	(4,993,890)	(6,192,864)	(1,269,551)	2,537,811
Total increase (decrease) in net assets	93,787,247	73,280,031	(4,760,338)	(7,042,479)	(1,269,544)	2,527,928
Net Assets
Beginning of period	1,074,120,172	1,000,840,141	14,794,366	21,836,845	15,294,344	12,766,416
End of period	$1,167,907,419	$1,074,120,172	$10,034,028	$14,794,366	$14,024,800	$15,294,344
Including undistributed (accumulated) net investment income (loss) as follows:	$7,609,489	$(2,211,670)	$(143,903)	$(244,181)	$284,587	$188,313
Changes in Shares Outstanding
Shares outstanding, beginning of period	37,000,000	33,350,000	600,000	850,000	600,000	500,000
Shares created	4,050,000	15,900,000	—	—	50,000	450,000
Shares redeemed	(600,000)	(12,250,000)	(200,000)	(250,000)	(100,000)	(350,000)
Shares outstanding, end of period	40,450,000	37,000,000	400,000	600,000	550,000	600,000

See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ Hedge Long/Short Tracker ETF		IQ Hedge Event-Driven Tracker ETF		IQ Global Resources ETF
	For the Six Months Ended October 31, 2016 (unaudited)	For the Year Ended April 30, 2016	For the Six Months Ended October 31, 2016 (unaudited)	For the Year Ended April 30, 2016	For the Six Months Ended October 31, 2016 (unaudited)	For the Year Ended April 30, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$18,448	$41,034	$34,771	$54,468	$699,496	$1,257,483
Net realized gain (loss) on Investments, swap transactions, futures contracts and foreign currency translation	(31,770)	(126,034)	(5,935)	1,230	2,083,121	(14,553,539)
Net change in net unrealized appreciation (depreciation) on Investments, swap transactions, futures contracts and foreign currency translation	27,716	16,183	32,123	(81,764)	1,803,093	8,609,200
Net increase (decrease) in net assets resulting from operations	14,394	(68,817)	60,959	(26,066)	4,585,710	(4,686,856)
Dividends and Distributions to Shareholders from:
Net investment income	—	(35,914)	—	(35,251)	—	(1,098,143)
Total dividends and distributions to shareholders	—	(35,914)	—	(35,251)	—	(1,098,143)
Capital Share Transactions
Proceeds from shares created	—	—	3,029,494	—	80,328,159	20,271,481
Cost of shares redeemed	—	—	—	—	(1,279,912)	(13,149,347)
Net increase (decrease) from capital share transactions	—	—	3,029,494	—	79,048,247	7,122,134
Total increase (decrease) in net assets	14,394	(104,731)	3,090,453	(61,317)	83,633,957	1,337,135
Net Assets
Beginning of period	1,887,930	1,992,661	1,940,117	2,001,434	67,924,495	66,587,360
End of period	$1,902,324	$1,887,930	$5,030,570	$1,940,117	$151,558,452	$67,924,495
Including undistributed (accumulated) net investment income (loss) as follows:	$11,015	$(7,433)	$64,063	$29,292	$1,374,986	$675,490
Changes in Shares Outstanding
Shares outstanding, beginning of period	100,001	100,001	100,001	100,001	2,750,000	2,450,000
Shares created	—	—	150,000	—	3,150,000	900,000
Shares redeemed	—	—	—	—	(50,000)	(600,000)
Shares outstanding, end of period	100,001	100,001	250,001	100,001	5,850,000	2,750,000

See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ Merger Arbitrage ETF		IQ Real Return ETF		IQ Australia Small Cap ETF
	For the Six Months Ended October 31, 2016 (unaudited)	For the Year Ended April 30, 2016	For the Six Months Ended October 31, 2016 (unaudited)	For the Year Ended April 30, 2016	For the Six Months Ended October 31, 2016 (unaudited)	For the Year Ended April 30, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$258,250	$111,217	$47,331	$85,255	$126,495	$150,527
Net realized gain (loss) on Investments, swap transactions and foreign currency translation	4,701,353	(1,472,556)	131,950	(75,958)	(5,276)	(755,990)
Net change in net unrealized appreciation (depreciation) on Investments, swap transactions and foreign currency translation	(2,838,140)	(1,169,275)	(130,906)	29,675	419,756	433,768
Net increase (decrease) in net assets resulting from operations	2,121,463	(2,530,614)	48,375	38,972	540,975	(171,695)
Dividends and Distributions to Shareholders from:
Net investment income	—	(992,736)	—	(2,630)	—	(225,046)
Total dividends and distributions to shareholders	—	(992,736)	—	(2,630)	—	(225,046)
Capital Share Transactions
Proceeds from shares created	21,446,056	84,329,157	—	6,628,991	1,675,079	2,216,487
Cost of shares redeemed	(28,973,995)	(62,886,075)	—	(7,969,178)	—	(701,728)
Net increase (decrease) from capital share transactions	(7,527,939)	21,443,082	—	(1,340,187)	1,675,079	1,514,759
Total increase (decrease) in net assets	(5,406,476)	17,919,732	48,375	(1,303,845)	2,216,054	1,118,018
Net Assets
Beginning of period	139,366,905	121,447,173	26,727,197	28,031,042	6,825,614	5,707,596
End of period	$133,960,429	$139,366,905	$26,775,572	$26,727,197	$9,041,668	$6,825,614
Including undistributed (accumulated) net investment income (loss) as follows:	$147,464	$(110,786)	$(26,334)	$(73,665)	$242,802	$116,307
Changes in Shares Outstanding
Shares outstanding, beginning of period	4,900,000	4,200,000	1,000,000	1,050,000	450,000	350,000
Shares created	750,000	2,950,000	—	250,000	100,000	150,000
Shares redeemed	(1,000,000)	(2,250,000)	—	(300,000)	—	(50,000)
Shares outstanding, end of period	4,650,000	4,900,000	1,000,000	1,000,000	550,000	450,000

See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ Canada Small Cap ETF		IQ Global Agribusiness Small Cap ETF		IQ Global Oil Small Cap ETF
	For the Six Months Ended October 31, 2016 (unaudited)	For the Year Ended April 30, 2016	For the Six Months Ended October 31, 2016 (unaudited)	For the Year Ended April 30, 2016	For the Six Months Ended October 31, 2016 (unaudited)	For the Year Ended April 30, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$69,828	$159,898	$74,007	$195,103	$17,262	$43,918
Net realized gain (loss) on Investments and foreign currency translation	434,585	(2,493,874)	(1,021,107)	(1,133,248)	(225,742)	(892,731)
Net change in net unrealized appreciation (depreciation) on Investments and foreign currency translation	(667,951)	1,797,497	1,418,228	2,154,260	(13,965)	(812,606)
Net increase (decrease) in net assets resulting from operations	(163,538)	(536,479)	471,128	1,216,115	(222,445)	(1,661,419)
Dividends and Distributions to Shareholders from:
Net investment income	—	(192,923)	—	(166,361)	—	(72,240)
Total dividends and distributions to shareholders	—	(192,923)	—	(166,361)	—	(72,240)
Capital Share Transactions
Proceeds from shares created	—	1,273,711	—	1,360,942	498,390	—
Cost of shares redeemed	—	—	—	(3,993,142)	—	(562,900)
Net increase (decrease) from capital share transactions	—	1,273,711	—	(2,632,200)	498,390	(562,900)
Total increase (decrease) in net assets	(163,538)	544,309	471,128	(1,582,446)	275,945	(2,296,559)
Net Assets
Beginning of period	10,814,388	10,270,079	12,047,209	13,629,655	2,942,995	5,239,554
End of period	$10,650,850	$10,814,388	$12,518,337	$12,047,209	$3,218,940	$2,942,995
Including undistributed (accumulated) net investment income (loss) as follows:	$94,523	$24,695	$166,328	$92,321	$47,770	$30,508
Changes in Shares Outstanding
Shares outstanding, beginning of period	650,000	550,000	400,000	500,000	250,000	300,000
Shares created	—	100,000	—	50,000	50,000	—
Shares redeemed	—	—	—	(150,000)	—	(50,000)
Shares outstanding, end of period	650,000	650,000	400,000	400,000	300,000	250,000

See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ U.S. Real Estate Small Cap ETF		IQ 50 Percent Hedged FTSE International ETF		IQ 50 Percent Hedged FTSE Europe ETF
	For the Six Months Ended October 31, 2016 (unaudited)	For the Year Ended April 30, 2016	For the Six Months Ended October 31, 2016 (unaudited)	For the Period July 22, 2015 to April 30, 2016	For the Six Months Ended October 31, 2016 (unaudited)	For the Period July 22, 2015 to April 30, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$3,018,825	$3,049,503	$1,572,487	$787,086	$716,093	$603,110
Net realized gain (loss) on Investments, forward foreign currency contracts and translation	1,006,677	(2,053,713)	(178,620)	(605,016)	(751,412)	(85,511)
Net change in net unrealized appreciation (depreciation) on Investments, forward foreign currency contracts and translation	(640,575)	(3,107,461)	3,235,310	(635,136)	(2,103,652)	(1,611,277)
Net increase (decrease) in net assets resulting from operations	3,384,927	(2,111,671)	4,629,177	(453,066)	(2,138,971)	(1,093,678)
Dividends and Distributions to Shareholders from:
Net investment income	(1,890,613)	(3,031,724)	(1,520,942)	(446,626)	(976,651)	(331,580)
Return of Capital	—	(1,905,746)	—	—	—	—
Total dividends and distributions to shareholders	(1,890,613)	(4,937,470)	(1,520,942)	(446,626)	(976,651)	(331,580)
Capital Share Transactions
Proceeds from shares created	27,063,990	1,324,154	88,624,607	80,525,000	51,724,590	58,757,517
Cost of shares redeemed	(18,114,267)	(12,660,279)	—	(3,615,005)	(66,353,843)	(10,608,737)
Net increase (decrease) from capital share transactions	8,949,723	(11,336,125)	88,624,607	76,909,995	(14,629,253)	48,148,780
Total increase (decrease) in net assets	10,444,037	(18,385,266)	91,732,842	76,010,303	(17,744,875)	46,723,522
Net Assets
Beginning of period	76,662,918	95,048,184	76,010,303	—	46,723,522	—
End of period	$87,106,955	$76,662,918	$167,743,145	$76,010,303	$28,978,647	$46,723,522
Including undistributed (accumulated) net investment income (loss) as follows:	$1,183,313	$55,101	$660,109	$608,564	$410,140	$670,698
Changes in Shares Outstanding
Shares outstanding, beginning of period	3,050,000	3,550,000	4,300,001	—	2,650,001	—
Shares created	1,000,000	50,000	5,050,000	4,500,001	2,950,000	3,250,001
Shares redeemed	(700,000)	(550,000)	—	(200,000)	(3,950,000)	(600,000)
Shares outstanding, end of period	3,350,000	3,050,000	9,350,001	4,300,001	1,650,001	2,650,001

*	Commencement of operations.

See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ 50 Percent Hedged FTSE Japan ETF		IQ Leaders GTAA Tracker ETF		IQ Enhanced Core Bond U.S. ETF	IQ Enhanced Core Plus Bond U.S. ETF
	For the Six Months Ended October 31, 2016 (unaudited)	For the Period July 22, 2015* to April 30, 2016	For the Six Months Ended October 31, 2016 (unaudited)	For the Period September 30, 2015* to April 30, 2016	For the Period May 10, 2016* to October 31, 2016 (unaudited)	For the Period May 10, 2016* to October 31, 2016 (unaudited)
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$182,952	$339,484	$245,749	$26,222	$553,972	$1,688,082
Net realized gain (loss) on Investments, forward foreign currency contracts and translation	(1,604,459)	(1,408,343)	620,464	11,918	154,513	(254,606)
Net change in net unrealized appreciation (depreciation) on Investments, forward foreign currency contracts and translation	2,726,087	(1,636,740)	(153,410)	57,626	(538,871)	(1,437,965)
Net increase (decrease) in net assets resulting from operations	1,304,580	(2,705,599)	712,803	95,766	169,614	(4,489)
Dividends and Distributions to Shareholders from:
Net investment income	(461,419)	—	(199,450)	(13,810)	(564,241)	(1,698,594)
Total dividends and distributions to shareholders	(461,419)	—	(199,450)	(13,810)	(564,241)	(1,698,594)
Capital Share Transactions
Proceeds from shares created	—	27,830,914	41,367,913	4,099,527	98,930,524	282,806,805
Cost of shares redeemed	—	—	(10,861,616)	(2,085,419)	(7,122,215)	(22,369,355)
Net increase (decrease) from capital share transactions	—	27,830,914	30,506,297	2,014,108	91,808,309	260,437,450
Total increase (decrease) in net assets	843,161	25,125,315	31,019,650	2,096,064	91,413,682	258,734,367
Net Assets
Beginning of period	25,125,315	—	2,096,064	—	—	—
End of period	$25,968,476	$25,125,315	$33,115,714	$2,096,064	$91,413,682	$258,734,367
Including undistributed (accumulated) net investment income (loss) as follows:	$76,891	$355,358	$45,919	$(380)	$(10,269)	$(10,512)
Changes in Shares Outstanding
Shares outstanding, beginning of period	1,450,001	—	100,001	—	—	—
Shares created	—	1,450,001	1,950,000	200,001	4,900,001	13,950,001
Shares redeemed	—	—	(500,000)	(100,000)	(350,000)	(1,100,000)
Shares outstanding, end of period	1,450,001	1,450,001	1,550,001	100,001	4,550,001	12,850,001

*	Commencement of operations.

See notes to financial statements.

Financial Highlights

Selected Data for a Share of Capital Stock Outstanding

	IQ Hedge Multi-Strategy Tracker ETF
	For the Six Months Ended October 31, 2016 (unaudited)

		For the Year Ended April 30,
		2016	2015	2014	2013	2012
Net asset value, beginning of period	$29.03	$30.01	$29.26	$28.41	$27.66	$27.86
Income from Investment Operations
Net investment income (loss)[2]	0.25	0.43	0.38	0.33	0.34	0.43
Net realized and unrealized gain (loss) on investments	(0.41)	(1.30)	0.74	0.88	0.69	(0.27)
Distributions of net realized gains from investments in other investment companies	—	0.03	0.02	0.01	0.03	0.01
Net increase (decrease) in net assets resulting from investment operations	(0.16)	(0.84)	1.14	1.22	1.06	0.17
Distributions from:
Net investment income	—	(0.14)	(0.39)	(0.37)	(0.31)	(0.37)
Total distributions from net investment income	—	(0.14)	(0.39)	(0.37)	(0.31)	(0.37)
Net asset value, end of period	$28.87	$29.03	$30.01	$29.26	$28.41	$27.66
Market Price, end of period	$28.88	$29.06	$30.00
Total Return
Total investment return based on net asset value5	(0.54)%	(2.80)%	3.93%[6]	4.30%[6]	3.85%	0.65%
Total investment return based on Market Price	(0.62)%	(2.67)%	3.79%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,167,907	$1,074,120	$1,000,840	$722,844	$383,501	$196,415
Ratio to average net assets of:
Expenses[8]	0.76%[9]	0.76%	0.76%	0.75%	0.75%	0.75%
Net investment income (loss)	1.73%[9]	1.48%	1.27%	1.16%	1.22%	1.57%
Portfolio turnover rate[10]	121%	312%	81%	119%	159%	90%

See footnotes on page 103.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ Hedge Macro Tracker ETF
	For the Six Months Ended October 31, 2016 (unaudited)

		For the Year Ended April 30,
		2016	2015	2014	2013	2012
Net asset value, beginning of period	$24.66	$25.69	$26.50	$26.90	$27.28	$28.30
Income from Investment Operations
Net investment income (loss)2	0.20	0.46	0.32	0.36	0.38	0.39
Net realized and unrealized gain (loss) on investments	0.23	(1.27)	(0.79)	(0.62)	(0.29)	(1.14)
Distributions of net realized gains from investments in other investment companies	—	0.05	0.00 [3]	0.02	0.01	0.00 [3]
Net increase (decrease) in net assets resulting from investment operations	0.43	(0.76)	(0.47)	(0.24)	0.10	(0.75)
Distributions from:
Net investment income	—	(0.27)	(0.34)	(0.16)	(0.48)	(0.27)
Total distributions from net investment income	—	(0.27)	(0.34)	(0.16)	(0.48)	(0.27)
Net asset value, end of period	$25.09	$24.66	$25.69	$26.50	$26.90	$27.28
Market Price, end of period	$25.06	$24.80	$25.74
Total Return
Total investment return based on net asset value5	1.74%	(2.97)%	(1.77)%	(0.90)%	0.36%	(2.61)%
Total investment return based on Market Price	1.05%	(2.60)%	(1.47)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,034	$14,794	$21,837	$26,504	$63,225	$50,476
Ratio to average net assets of:
Expenses8	0.76%[9]	0.76%	0.75%	0.75%	0.75%	0.75%
Net investment income (loss)	1.58%[9]	1.86%	1.23%	1.37%	1.39%	1.44%
Portfolio turnover rate[10]	23%	99%	101%	58%	146%	108%

See footnotes on page 103.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ Hedge Market Neutral Tracker ETF
	For the Six Months Ended October 31, 2016 (unaudited)				For the Period October 4, 2012[1] to April 30, 2013

		For the Year Ended April 30,
		2016	2015	2014
Net asset value, beginning of period	$25.49	$25.53	$25.77	$25.69	$24.98
Income from Investment Operations
Net investment income (loss)[2]	0.17	0.27	0.16	0.16	0.06
Net realized and unrealized gain (loss) on investments	(0.16)	(0.33)	(0.09)	0.12	0.68
Distributions of net realized gains from investments in other investment companies	—	0.02	0.03	0.02	0.03
Net increase (decrease) in net assets resulting from investment operations	0.01	(0.04)	0.10	0.30	0.77
Distributions from:
Net investment income	—	—	(0.34)	(0.22)	(0.06)
Total distributions from net investment income	—	—	(0.34)	(0.22)	(0.06)
Net asset value, end of period	$25.50	$25.49	$25.53	$25.77	$25.69
Market Price, end of period	$25.49	$25.43	$25.50
Total Return
Total investment return based on net asset value[5]	0.04%	(0.15)%	0.40%	1.17%	3.10%
Total investment return based on Market Price	0.24%	(0.27)%	0.43%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$14,025	$15,294	$12,766	$16,748	$5,137
Ratio to average net assets of:
Expenses[8]	0.76%[9]	0.76%	0.76%	0.75%	0.76%[9]
Net investment income (loss)	1.29%[9]	1.09%	0.64%	0.64%	0.40%[9]
Portfolio turnover rate[10]	34%	135%	101%	51%	29%

See footnotes on page 103.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ Hedge Long/Short Tracker ETF			IQ Hedge Event-Driven Tracker ETF
	For the Six Months Ended October 31, 2016 (unaudited)	For the Year Ended April 30, 2016	For the Period March 24, 2015[1] to April 30, 2015	For the Six Months Ended October 31, 2016 (unaudited)	For the Year Ended April 30, 2016	For the Period March 24, 2015[1] to April 30, 2015
Net asset value, beginning of period	$18.88	$19.93	$20.00	$19.40	$20.01	$19.95
Income from Investment Operations
Net investment income (loss)[2]	0.18	0.41	0.04	0.21	0.54	0.02
Net realized and unrealized gain (loss) on investments	(0.04)	(1.10)	(0.11)	0.51	(1.03)	0.03
Distributions of net realized gains from investments in other investment companies	—	—	—	—	0.23	0.01
Net increase (decrease) in net assets resulting from investment operations	0.14	(0.69)	(0.07)	0.72	(0.26)	0.06
Distributions from:
Net investment income	—	(0.36)	—	—	(0.35)	—
Total distributions from net investment income	—	(0.36)	—	—	(0.35)	—
Net asset value, end of period	$19.02	$18.88	$19.93	$20.12	$19.40	$20.01
Market Price, end of period	$19.00	$18.72	$20.79	$20.13	$19.43	$20.00
Total Return
Total investment return based on net asset value[5]	0.76%	(3.46)%	(0.35)%	3.72%	(1.26)%	0.30%
Total investment return based on Market Price	1.50%	(8.23)%	3.95%[7]	3.60%	(1.04)%	0.25%[7]
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,902	$1,888	$1,993	$5,031	$1,940	$2,001
Ratio to average net assets of:
Expenses[8]	0.78%[9]	0.76%	0.75%[9]	0.76%[9]	0.79%	0.75%[9]
Net investment income (loss)	1.91%[9]	2.15%	1.73%[9]	2.06%[9]	2.81%	1.31%[9]
Portfolio turnover rate[10]	58%	94%	4%	4%	16%	6%

See footnotes on page 103.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ Global Resources ETF
	For the Six Months Ended October 31, 2016 (unaudited)

		For the Year Ended April 30,
		2016	2015	2014	2013	2012
Net asset value, beginning of period	$24.70	$27.18	$29.21	$28.50	$28.95	$33.27
Income from Investment Operations
Net investment income (loss)[2]	0.17	0.56	0.37	0.41	0.40	0.39
Net realized and unrealized gain (loss) on investments	1.04	(2.48)	(2.05)	0.61	(0.48)	(4.17)
Net increase (decrease) in net assets resulting from investment operations	1.21	(1.92)	(1.68)	1.02	(0.08)	(3.78)
Distributions from:
Net investment income	—	(0.56)	(0.35)	(0.31)	(0.37)	(0.20)
Net realized gain	—	—	—	—	—	(0.34)
Total distributions from net investment income and realized gains	—	(0.56)	(0.35)	(0.31)	(0.37)	(0.54)
Net asset value, end of period	$25.91	$24.70	$27.18	$29.21	$28.50	$28.95
Market Price, end of period	$25.95	$24.78	$27.18
Total Return
Total investment return based on net asset value[5]	4.89%	(6.71)%[6]	(5.75)%[6]	3.61%[6]	(0.35)%	(11.30)%
Total investment return based on Market Price	4.72%	(6.41)%	(5.97)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$151,558	$67,924	$66,587	$84,719	$85,511	$68,039
Ratio to average net assets of:
Expenses[8]	0.76%[9]	0.76%	0.75%	0.75%	0.76%	0.75%
Net investment income (loss)	1.35%[9]	2.39%	1.32%	1.45%	1.39%	1.31%
Portfolio turnover rate[10]	79%	325%	182%	116%	119%	178%

See footnotes on page 103.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ Merger Arbitrage ETF
	For the Six Months Ended October 31, 2016 (unaudited)

		For the Year Ended April 30,
		2016	2015	2014	2013	2012
Net asset value, beginning of period	$28.44	$28.92	$27.09	$25.60	$26.02	$25.47
Income from Investment Operations
Net investment income (loss)[2]	0.05	0.02	0.04	0.03	0.09	(0.03)
Net realized and unrealized gain (loss) on investments	0.32	(0.25)	1.79	1.72	(0.46)	0.58
Net increase (decrease) in net assets resulting from investment operations	0.37	(0.23)	1.83	1.75	(0.37)	0.55
Distributions from:
Net investment income	—	(0.25)	—	(0.26)	(0.05)	—
Total distributions from net investment income	—	(0.25)	—	(0.26)	(0.05)	—
Net asset value, end of period	$28.81	$28.44	$28.92	$27.09	$25.60	$26.02
Market Price, end of period	$28.82	$28.51	$28.97
Total Return
Total investment return based on net asset value[5]	1.29%	(0.79)%	6.76%	6.88%	(1.42)%	2.16%
Total investment return based on Market Price	1.09%	(0.73)%	6.31%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$133,960	$139,367	$121,447	$33,862	$14,078	$26,019
Ratio to average net assets of:
Expenses[8]	0.77%[9]	0.76%	0.76%	0.75%	0.76%	0.75%
Net investment income (loss)	0.35%[9]	0.09%	0.14%	0.13%	0.36%	(0.11)%
Portfolio turnover rate[10]	147%	272%	447%	353%	374%	365%

See footnotes on page 103.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ Real Return ETF
	For the Six Months Ended October 31, 2016 (unaudited)

		For the Year Ended April 30,
		2016	2015	2014	2013	2012
Net asset value, beginning of period	$26.73	$26.70	$26.33	$26.50	$26.23	$25.63
Income from Investment Operations
Net investment income (loss)[2]	0.05	0.09	0.05	0.09	0.06	(0.01)
Net realized and unrealized gain (loss) on investments	—	(0.06)	0.35	(0.23)	0.23	0.66
Net increase (decrease) in net assets resulting from investment operations	0.05	0.03	0.40	(0.14)	0.29	0.65
Distributions from:
Net investment income	—	(0.00)[4]	(0.03)	(0.03)	(0.02)	—
Net realized gain	—	—	—	—	—	(0.05)
Total distributions from net investment income and realized gains	—	(0.00)[4]	(0.03)	(0.03)	(0.02)	(0.05)
Net asset value, end of period	$26.78	$26.73	$26.70	$26.33	$26.50	$26.23
Market Price, end of period	$26.78	$26.72	$26.81
Total Return
Total investment return based on net asset value[5]	0.18%	0.11%	1.50%	(0.54)%	1.09%	2.56%
Total investment return based on Market Price	0.22%	(0.32)%	1.96%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$26,776	$26,727	$28,031	$26,329	$60,954	$27,543
Ratio to average net assets of:
Expenses[8]	0.49%[9]	0.49%	0.48%	0.48%	0.48%	0.48%
Net investment income (loss)	0.35%[9]	0.33%	0.18%	0.36%	0.23%	(0.05)%
Portfolio turnover rate[10]	63%	109%	91%	45%	72%	62%

See footnotes on page 103.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ Australia Small Cap ETF
	For the Six Months Ended October 31, 2016 (unaudited)

		For the Year Ended April 30,
		2016	2015	2014	2013	2012
Net asset value, beginning of period	$15.17	$16.31	$19.22	$21.34	$23.25	$30.94
Income from Investment Operations
Net investment income (loss)[2]	0.26	0.43	0.57	0.53	0.62	0.64
Net realized and unrealized gain (loss) on investments	1.01	(0.93)	(2.60)	(1.93)	(2.14)	(5.71)
Net increase (decrease) in net assets resulting from investment operations	1.27	(0.50)	(2.03)	(1.40)	(1.52)	(5.07)
Distributions from:
Net investment income	—	(0.64)	(0.88)	(0.72)	(0.39)	(1.77)
Net realized gain	—	—	—	—	—	(0.85)
Total distributions from net investment income and realized gains	—	(0.64)	(0.88)	(0.72)	(0.39)	(2.62)
Net asset value, end of period	$16.44	$15.17	$16.31	$19.22	$21.34	$23.25
Market Price, end of period	$16.38	$15.10	$16.42
Total Return
Total investment return based on net asset value[5]	8.38%	(2.59)%	(10.43)%	(6.32)%	(6.51)%	(15.08)%
Total investment return based on Market Price	8.48%	(3.70)%	(9.84)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,042	$6,826	$5,708	$8,649	$13,870	$16,277
Ratio to average net assets of:
Expenses[8]	0.70%[9]	0.70%	0.70%	0.69%	0.69%	0.69%
Net investment income (loss)	3.16%[9]	3.08%	3.22%	2.84%	2.98%	2.49%
Portfolio turnover rate[10]	17%	40%	36%	31%	29%	42%

See footnotes on page 103.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ Canada Small Cap ETF
	For the Six Months Ended October 31, 2016 (unaudited)

		For the Year Ended April 30,
		2016	2015	2014	2013	2012
Net asset value, beginning of period	$16.64	$18.67	$23.80	$21.31	$26.17	$35.44
Income from Investment Operations
Net investment income (loss)[2]	0.11	0.28	0.27	0.29	0.28	0.16
Net realized and unrealized gain (loss) on investments	(0.36)	(1.96)	(5.22)	2.51	(4.27)	(9.12)
Net increase (decrease) in net assets resulting from investment operations	(0.25)	(1.68)	(4.95)	2.80	(3.99)	(8.96)
Distributions from:
Net investment income	—	(0.35)	(0.18)	(0.31)	(0.87)	(0.31)
Total distributions from net investment income	—	(0.35)	(0.18)	(0.31)	(0.87)	(0.31)
Net asset value, end of period	$16.39	$16.64	$18.67	$23.80	$21.31	$26.17
Market Price, end of period	$16.38	$16.22	$18.63
Total Return
Total investment return based on net asset value[5]	(1.51)%	(8.29)%	(20.81)%	13.32%	(15.49)%	(25.24)%
Total investment return based on Market Price	0.99%	(10.39)%	(20.71)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,651	$10,814	$10,270	$16,663	$15,981	$31,409
Ratio to average net assets of:
Expenses[8]	0.70%[9]	0.70%	0.69%	0.69%	0.70%	0.69%
Net investment income (loss)	1.26%[9]	1.98%	1.25%	1.37%	1.21%	0.55%
Portfolio turnover rate[10]	24%	27%	33%	38%	41%	37%

See footnotes on page 103.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ Global Agribusiness Small Cap ETF
	For the Six Months Ended October 31, 2016 (unaudited)

		For the Year Ended April 30,
		2016	2015	2014	2013	2012
Net asset value, beginning of period	$30.12	$27.26	$26.92	$26.41	$24.82	$27.42
Income from Investment Operations
Net investment income (loss)[2]	0.19	0.41	0.31	0.35	0.31	0.22
Net realized and unrealized gain (loss) on investments	0.99	2.82	0.44	0.58	1.64	(2.61)
Net increase (decrease) in net assets resulting from investment operations	1.18	3.23	0.75	0.93	1.95	(2.39)
Distributions from:
Net investment income	—	(0.37)	(0.41)	(0.42)	(0.36)	(0.21)
Total distributions from net investment income	—	(0.37)	(0.41)	(0.42)	(0.36)	(0.21)
Net asset value, end of period	$31.30	$30.12	$27.26	$26.92	$26.41	$24.82
Market Price, end of period	$31.34	$29.52	$27.27
Total Return
Total investment return based on net asset value[5]	3.91%	11.93%	2.92%	3.50%	7.91%	(8.64)%
Total investment return based on Market Price	6.16%	9.66%	3.15%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,518	$12,047	$13,630	$25,572	$36,977	$39,709
Ratio to average net assets of:
Expenses[8]	0.76%[9]	0.76%	0.76%	0.75%	0.75%	0.75%
Net investment income (loss)	1.19%[9]	1.48%	1.16%	1.29%	1.24%	0.89%
Portfolio turnover rate[10]	28%	31%	33%	25%	17%	26%

See footnotes on page 103.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ Global Oil Small Cap ETF
	For the Six Months Ended October 31, 2016 (unaudited)					For the Period May 4, 2011[1] to April 30, 2012

		For the Year Ended April 30,
		2016	2015	2014	2013
Net asset value, beginning of period	$11.77	$17.47	$22.76	$19.36	$17.58	$19.56
Income from Investment Operations
Net investment income (loss)[2]	0.06	0.17	0.25	0.19	0.15	0.21
Net realized and unrealized gain (loss) on investments	(1.10)	(5.58)	(5.25)	3.36	1.93	(2.07)
Net increase (decrease) in net assets resulting from investment operations	(1.04)	(5.41)	(5.00)	3.55	2.08	(1.86)
Distributions from:
Net investment income	—	(0.29)	(0.29)	(0.15)	(0.30)	(0.12)
Total distributions from net investment income	—	(0.29)	(0.29)	(0.15)	(0.30)	(0.12)
Net asset value, end of period	$10.73	$11.77	$17.47	$22.76	$19.36	$17.58
Market Price, end of period	$10.73	$11.96	$17.42
Total Return
Total investment return based on net asset value[5]	(8.85)%	(30.69)%	(21.80)%	18.44%	12.09%	(9.40)%
Total investment return based on Market Price	(10.28)%	(29.39)%	(21.58)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,219	$2,943	$5,240	$2,276	$1,936	$2,637
Ratio to average net assets of:
Expenses[8]	0.82%[9]	0.84%	0.76%	0.76%	0.76%	0.75%[9]
Net investment income (loss)	1.14%[9]	1.34%	1.41%	0.93%	0.86%	1.22%[9]
Portfolio turnover rate[10]	25%	52%	58%	42%	30%	10%

See footnotes on page 103.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ U.S. Real Estate Small Cap ETF
	For the Six Months Ended October 31, 2016 (unaudited)					For the Period June 13, 2011[1] to April 30, 2012

		For the Year Ended April 30,
		2016	2015	2014	2013
Net asset value, beginning of period	$25.14	$26.77	$25.44	$27.07	$20.42	$19.91
Income from Investment Operations
Net investment income (loss)[2]	1.01	0.90	1.07	1.22	0.83	0.73
Net realized and unrealized gain (loss) on investments	0.51	(1.09)	1.57	(0.96)	7.00	0.37
Net increase (decrease) in net assets resulting from investment operations	1.52	(0.19)	2.64	0.26	7.83	1.10
Distributions from:
Net investment income	(0.66)	(0.88)	(1.04)	(1.24)	(1.18)	(0.59)
Return of capital	—	(0.56)	(0.27)	(0.65)	—	—
Total distributions from net investment income and return of capital	(0.66)	(1.44)	(1.31)	(1.89)	(1.18)	(0.59)
Net asset value, end of period	$26.00	$25.14	$26.77	$25.44	$27.07	$20.42
Market Price, end of period	$26.02	$25.10	$26.82
Total Return
Total investment return based on net asset value[5]	6.01%	(0.51)%	10.44%	1.65%	39.85%	6.05%
Total investment return based on Market Price	6.23%	(0.83)%	10.51%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$87,107	$76,663	$95,048	$52,146	$58,192	$32,669
Ratio to average net assets of:
Expenses[8]	0.70%[9]	0.70%	0.69%	0.69%	0.69%	0.69%[9]
Net investment income (loss)	7.40%[9]	3.62%	3.97%	4.91%	3.70%	4.43%[9]
Portfolio turnover rate[10]	16%	28%	17%	35%	16%	11%

See footnotes on page 103.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ 50 Percent Hedged FTSE International ETF		IQ 50 Percent Hedged FTSE Europe ETF		IQ 50 Percent Hedged FTSE Japan ETF
	For the Six Months Ended October 31, 2016 (unaudited)	For the Period July 22, 2015[1] to April 30, 2016	For the Six Months Ended October 31, 2016 (unaudited)	For the Period July 22, 2015[1] to April 30, 2016	For the Six Months Ended October 31, 2016 (unaudited)	For the Period July 22, 2015[1] to April 30, 2016
Net asset value, beginning of period	$17.68	$19.94	$17.63	$19.90	$17.33	$20.16
Income from Investment Operations
Net investment income[2]	0.21	0.37	0.30	0.36	0.13	0.27
Net realized and unrealized gain (loss) on investments	0.28	(2.42)	(0.06)	(2.41)	0.77	(3.10)
Net increase (decrease) in net assets resulting from investment operations	0.49	(2.05)	0.24	(2.05)	0.90	(2.83)
Distributions from:
Net investment income	(0.23)	(0.21)	(0.31)	(0.22)	(0.32)	—
Total distributions from net investment income	(0.23)	(0.21)	(0.31)	(0.22)	(0.32)	—
Net asset value, end of period	$17.94	$17.68	$17.56	$17.63	$17.91	$17.33
Market Price, end of period	$17.97	$17.59	$17.59	$17.82	$17.91	$17.83
Total Return
Total investment return based on net asset value[5]	2.80%	(10.33)%	1.36%	(10.33)%	5.36%	(14.05)%
Total investment return based on Market Price	3.48%	(10.77)%[7]	0.44%	(9.38)%[7]	2.40%	(11.56)%[7]
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$167,743	$76,010	$28,979	$46,724	$25,968	$25,125
Ratio to average net assets of:
Expenses net of waivers[8]	0.36%[9]	0.36%[9]	0.46%[9]	0.46%[9]	0.46%[9]	0.46%[9]
Expenses excluding waivers[8]	0.36%[9]	0.36%[9]	0.46%[9]	0.46%[9]	0.46%[9]	0.46%[9]
Net investment income (loss)	2.41%[9]	2.71%[9]	3.43%[9]	2.65%[9]	1.47%[9]	1.85%[9]
Portfolio turnover rate[10]	4%	7%	8%	10%	4%	11%

See footnotes on page 103.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ Leaders GTAA Tracker ETF		IQ Enhanced Core Bond U.S. ETF	IQ Enhanced Core Plus Bond U.S. ETF
	For the Six Months Ended October 31, 2016 (unaudited)	For the Period September 30, 20151 to April 30, 2016	For the Period May 10, 20161 to October 31, 2016 (unaudited)	For the Period May 10, 20161 to October 31, 2016 (unaudited)
Net asset value, beginning of period	$20.96	$20.00	$20.00	$20.00
Income from Investment Operations
Net investment income[2]	0.22	0.26	0.18	0.20
Net realized and unrealized gain (loss) on investments	0.35	0.78	0.09	0.13
Distributions of net realized gains from investments in other investment companies	—	0.06	—	—
Net increase (decrease) in net assets resulting from investment operations	0.57	1.10	0.27	0.33
Distributions from:
Net investment income	(0.17)	(0.14)	(0.18)	(0.20)
Total distributions from net investment income	(0.17)	(0.14)	(0.18)	(0.20)
Net asset value, end of period	$21.36	$20.96	$20.09	$20.13
Market Price, end of period	$21.37	$20.21	$20.11	$20.16
Total Return
Total investment return based on net asset value[5]	2.72%	5.50%	1.37%	1.69%
Total investment return based on Market Price	6.56%	(1.72)%[7]	1.47%[7]	1.81%[7]
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$33,116	$2,096	$91,414	$258,734
Ratio to average net assets of:
Expenses net of waivers[8]	0.45%[9]	0.46%[9]	0.20%[9]	0.20%[9]
Expenses excluding waivers[8]	0.45%[9]	0.46%[9]	0.25%[9]	0.25%[9]
Net investment income (loss)	2.10%[9]	2.18%[9]	1.91%[9]	2.05%[9]
Portfolio turnover rate[10]	35%	116%	34%	62%

1	Commencement of operations.
2	Based on average shares outstanding.
3	Less than $0.005 per share.
4	Greater than $(0.005) per share.
5	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.
6	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
7	Since the shares of the Funds did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate market returns.
8	Excludes expenses incurred by the underlying investments in other funds.
9	Annualized.
10	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Notes to Financial Statements

October 31, 2016 (unaudited)

1. ORGANIZATION

IndexIQ ETF Trust (the “Trust”) was organized as a Delaware statutory trust on July 1, 2008 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end, management investment company, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is currently comprised of nineteen operational funds (collectively, the “Funds” and each individually, a “Fund”). The Funds are exchange-traded funds (“ETFs”), whose shares are listed on a stock exchange and traded like equity securities at market prices.

Funds	Diversification Policy	Commencement of Operations Date
IQ Hedge Multi-Strategy Tracker ETF	Diversified	March 24, 2009
IQ Hedge Macro Tracker ETF	Diversified	June 8, 2009
IQ Hedge Market Neutral Tracker ETF	Diversified	October 4, 2012
IQ Hedge Long/Short Tracker ETF and IQ Hedge Event-Driven Tracker ETF	Diversified	March 24, 2015
IQ Real Return ETF	Diversified	October 26, 2009
IQ Global Resources ETF	Non-diversified	October 26, 2009
IQ Merger Arbitrage ETF	Non-diversified	November 16, 2009
IQ Australia Small Cap ETF and IQ Canada Small Cap ETF	Non-diversified	March 22, 2010
IQ Global Agribusiness Small Cap ETF	Non-diversified	March 21, 2011
IQ Global Oil Small Cap ETF	Non-diversified	May 4, 2011
IQ U.S. Real Estate Small Cap ETF	Non-diversified	June 13, 2011
IQ 50 Percent Hedged FTSE International ETF, IQ 50 Percent Hedged FTSE Europe ETF, and IQ 50 Percent Hedged FTSE Japan ETF	Non-diversified	July 22, 2015
IQ Leaders GTAA Tracker ETF	Non-diversified	September 30, 2015
IQ Enhanced Core Bond U.S. ETF and IQ Enhanced Core Plus Bond U.S. ETF	Non-diversified	May 10, 2016

Each Fund’s investment objective is to seek daily investment results, before fees and expenses that correspond to the performance of a particular index (the Underlying Index). The underlying indices for the Funds are listed below:

Fund	Underlying Index
IQ Hedge Multi-Strategy Tracker ETF	IQ Hedge Multi-Strategy Index
IQ Hedge Macro Tracker ETF	IQ Hedge Macro Index
IQ Hedge Market Neutral Tracker ETF	IQ Hedge Market Neutral Index
IQ Hedge Long/Short Tracker ETF	IQ Hedge Long/Short Index
IQ Hedge Event-Driven Tracker ETF	IQ Hedge Event-Driven Index
IQ Global Resources ETF	IQ Global Resources Index
IQ Merger Arbitrage ETF	IQ Merger Arbitrage Index
IQ Real Return ETF	IQ Real Return Index
IQ Australia Small Cap ETF	IQ Australia Small Cap Index
IQ Canada Small Cap ETF	IQ Canada Small Cap Index
IQ Global Agribusiness Small Cap ETF	IQ Global Agribusiness Small Cap Index
IQ Global Oil Small Cap ETF	IQ Global Oil Small Cap Index
IQ U.S. Real Estate Small Cap ETF	IQ U.S. Real Estate Small Cap Index
IQ 50 Percent Hedged FTSE International ETF	FTSE Developed ex North America 50% Hedged to USD Index
IQ 50 Percent Hedged FTSE Europe ETF	FTSE Developed Europe 50% Hedged to USD Index
IQ 50 Percent Hedged FTSE Japan ETF	FTSE Japan 50% Hedged to USD Index
IQ Leaders GTAA Tracker ETF	IQ Leaders GTAA Index
IQ Enhanced Core Bond U.S. ETF	IQ Enhanced Core Bond U.S. Index
IQ Enhanced Core Plus Bond U.S. ETF	IQ Enhanced Core Plus Bond U.S. Index

Notes to Financial Statements (continued)

October 31, 2016 (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Account Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

Use of Estimates

Management makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts with third party service providers that contain a variety of representations and warranties and which may provide general indemnifications.

Investment Valuation

Each Fund issues and redeems Shares on a continuous basis at net asset value (“NAV”) only in large blocks of shares called “Creation Units.” A Creation Unit consists of 50,000 Shares. The NAV of the Shares of the Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places. For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available will be valued at market value. Market value will generally be determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

In calculating NAV, the Fund’s exchange-traded Equity Securities will be valued at market value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation or, if no sale has occurred, at the last quoted mid-price on the primary market or exchange on which they are traded. Investment company securities (other than ETFs) will be valued at NAV.

Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.

Unsponsored depositary receipts will be valued at the last quoted mid-price. Debt Securities will be valued using market quotations when available or other equivalent indications of value provided by an independent third-party pricing service. Short-term Debt Instruments having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

A swap on an exchange-listed security or securities is valued based on the last reported sale price of the swap’s underlying security or securities on the exchange where the security or securities is primarily traded, or if no sale price is available, at the mid-price of the security or securities underlying the swap on the exchange where the security is primarily traded. A swap on an index is valued based on the publicly available index price. The index price, in turn, is determined by the applicable index calculation agent, which generally values the securities underlying the index at the last reported sale price.

Notes to Financial Statements (continued)

October 31, 2016 (unaudited)

Futures contracts generally will be valued at the settlement or closing price determined by the applicable exchange. Exchange-traded option contracts, including options, futures and swaps, will be valued at their most recent sale price. If no such sales are reported, these contracts will be valued at their last traded price.

Over-the counter (“OTC”) traded Financial Instruments, including OTC-traded options, forwards and currency-related derivatives, will normally be valued on the basis of quotes obtained from a third party broker-dealer who makes markets in such securities or on the basis of quotes obtained from an independent third-party pricing service.

Foreign securities and instruments will be valued in their local currency following the methodologies described above. Foreign securities, instruments and currencies will be translated to U.S. dollars, based on foreign currency exchange rate quotations supplied by the London Stock Exchange.

When market quotations are not readily available, or deemed unreliable or do not reflect material events occurring between the close of local markets and the time of valuation, investments will be valued using fair value pricing as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). According to the Registration Statement, the NAV will be calculated by The Bank of New York Mellon the (“Administrator”) and determined each Business Day as of the close of regular trading on the Exchange (ordinarily 4:00 PM, Eastern Time). The Shares of the Fund will not be priced on days on which the Exchange is closed for trading.

Each Fund automatically sweeps uninvested cash balances into a money market fund, the Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class. The Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income. The Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio has no redemption restriction and is valued at the daily NAV.

Under normal conditions, each Fund invests cash collateral from securities lending activities into Dreyfus Government Cash Management Fund. The Dreyfus Government Cash Management’s investment objective is to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity. Dreyfus Government Cash Management has no redemption restrictions and is valued at the daily NAV.

Fair Value Measurement

Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

Notes to Financial Statements (continued)

October 31, 2016 (unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. With respect to the valuation of Level 3 securities, IndexIQ Advisors LLC (the “Advisor”) may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Advisor may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Advisor representatives meet regularly to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at October 31, 2016 is disclosed at the end of each Fund’s Schedule of Investments.

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits. Distributions to Shareholders are recorded on the ex-dividend date. In addition, the Funds may determine to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Funds owned the underlying investment securities for the entire dividend period in which case some portion of each distribution may result in a return of capital. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed that earnings and profit for tax purposes are reported as a tax return of capital. Therefore, no federal, state and local income tax provisions are required.

Management evaluates each Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Management has analyzed each Fund’s tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years), and has concluded that no provisions for federal, state and local income tax are required in each Fund’s financial statements. Each Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.

Notes to Financial Statements (continued)

October 31, 2016 (unaudited)

Foreign Taxes

The Funds may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which they invest. A portion of the taxes on gains on investments or currency purchases/repatriation may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

The Funds may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which they invest. The Funds will accrue the unrecoverable portion of such taxes as applicable based upon their current interpretation of tax rules and regulations that exist in the market in which they invests. Capital gains taxes relating to positions still held are reflected as a liability on the Statement of Assets and Liabilities, as well as an adjustment to the Funds’ net unrealized appreciation (depreciation). Taxes related to capital gains realized during the period ended October 31, 2016, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.

Cash Equivalents

Cash equivalents consist of highly liquid investments, with maturities of three months or less when acquired, and are disclosed as Short-Term Investments in the Schedules of Investments.

Security Transactions

Security transactions are recorded as of the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the period. Accordingly, such foreign currency gains/(losses) are included in the reported net realized and unrealized gains/(losses) on investment transactions.

Reported realized foreign currency gains or losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end.

Securities Lending

The Bank of New York Mellon serves as the Funds’ securities lending agent. The Funds may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high grade debt obligations, equivalent to at least 100% of the market value of securities loaned, is maintained at all times. Cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted

Notes to Financial Statements (continued)

October 31, 2016 (unaudited)

for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Lending portfolio securities could result in a loss or delay in recovering the Funds’ securities if the borrower defaults.

A Fund’s security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Fund and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower, collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. Government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

In accordance with the securities lending agreement between the Funds and the Bank of New York Mellon, the Funds will be the indemnified by the Bank of New York Mellon in the event of default of a third party Borrower.

The securities lending income earned by each Fund is disclosed on the Statements of Operations. The value of the loaned securities and related collateral are shown on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. As of October 31, 2016, the cash collateral consisted of an institutional money market fund and non-cash collateral consisted of various U.S. Government Securities with the following maturities:

	Money Market Mutual Fund	U.S. Government Securities
Fund	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 Days	Total
IQ Hedge Multi-Strategy Tracker ETF	$165,090,549	$3,640,878	$9,757,680	$16,515,712	$29,914,270
IQ Hedge Macro Tracker ETF	2,570,894	—	—	—	—
IQ Hedge Market Neutral Tracker ETF	3,447,269	2,542	6,809	11,273	20,624
IQ Hedge Long/Short Tracker ETF	472,978	19,618	52,549	86,994	159,161
IQ Hedge Event-Driven Tracker ETF	—	—	35,181	948,472	983,653
IQ Global Resources ETF	2,406,223	113,592	294,631	2,551,977	2,960,200
IQ Merger Arbitrage ETF	6,921,100	186,908	500,659	2,665,698	3,353,265
IQ Real Return ETF	6,208,864	—	—	23,986	23,986
IQ Australia Small Cap ETF	730,737	74,603	38,117	523,187	635,907
IQ Canada Small Cap ETF	2,279,926	—	—	—	—
IQ Global Agribusiness Small Cap ETF	1,597,266	34,768	17,240	433,622	485,630
IQ Global Oil Small Cap ETF	712,367	—	—	—	—
IQ U.S. Real Estate Small Cap ETF	6,266,024	411,338	1,369,796	15,487,597	17,268,731
IQ 50 Percent Hedged FTSE International ETF	1,189,341	—	—	110,953	110,953
IQ 50 Percent Hedged FTSE Europe ETF	347,393	102	422	16,711	17,235
IQ 50 Percent Hedged FTSE Japan ETF	58,837	—	—	66,007	66,007
IQ Leaders GTAA Tracker ETF	6,415,790	203,766	633,561	3,269,243	4,106,570
IQ Enhanced Core Bond U.S. ETF	25,214,158	32,238	86,355	142,959	261,552
IQ Enhanced Core Plus Bond U.S. ETF	35,098,113	255,099	683,316	1,131,220	2,069,635

The collateral amount presented is in excess of the securities on loan.

Notes to Financial Statements (continued)

October 31, 2016 (unaudited)

Master Netting Arrangements

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), including Forward Contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Generally, the amount of collateral due from or to counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

For financial reporting purposes, the Funds do not offset assets and liabilities subject to master netting arrangements or similar arrangements in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities.

Total Return Swap contracts are valued at the unrealized appreciation/depreciation on total return swap contracts of the instrument. Securities segregated as collateral for swap contracts are footnoted within each Fund’s Schedule of Investments and the cash collateral is noted at the end of each Fund’s swap table.

At October 31, 2016 the unrealized appreciation/depreciation on total return swap contracts for the following funds were zero, reflecting a reset date at period end based on the contractual agreement with Morgan Stanley Capital Service LLC (“Morgan Stanley”), each Fund’s counterparty.

IQ Hedge Multi-Strategy Tracker ETF
IQ Hedge Macro Tracker ETF
IQ Hedge Market Neutral Tracker ETF
IQ Hedge Long/Short Tracker ETF
IQ Hedge Event-Driven Tracker ETF
IQ Global Resources ETF
IQ Merger Arbitrage ETF
IQ Leaders GTAA Tracker ETF

Notes to Financial Statements (continued)

October 31, 2016 (unaudited)

As of October 31, 2016, the impact of netting of assets and liabilities and offsetting of collateral pledged or received based on contractual netting provisions in the Lending Agreement with the Bank of New York Mellon are detailed in the following table:

	Assets			Liabilities
Fund	Gross Amounts Presented in Statements of Assets and Liabilities	Collateral Received[1]	Net Amount	Gross Amounts Presented in Statements of Assets and Liabilities	Collateral Pledged	Net Amount
IQ Hedge Multi-Strategy Tracker ETF	$190,375,554	$(190,375,554)	$—	$—	$—	$—
IQ Hedge Macro Tracker ETF	2,512,771	(2,512,771)	—	—	—	—
IQ Hedge Market Neutral Tracker ETF	3,387,668	(3,387,668)	—	—	—	—
IQ Hedge Long/Short Tracker ETF	617,470	(617,470)	—	—	—	—
IQ Hedge Event-Driven Tracker ETF	964,089	(964,089)	—	—	—	—
IQ Global Resources ETF	5,157,850	(5,157,850)	—	—	—	—
IQ Merger Arbitrage ETF	9,916,559	(9,916,559)	—	—	—	—
IQ Real Return ETF	6,105,552	(6,105,552)	—	—	—	—
IQ Australia Small Cap ETF	1,223,215	(1,223,215)	—	—	—	—
IQ Canada Small Cap ETF	2,118,093	(2,118,093)	—	—	—	—
IQ Global Agribusiness Small Cap ETF	1,955,369	(1,955,369)	—	—	—	—
IQ Global Oil Small Cap ETF	654,817	(654,817)	—	—	—	—
IQ U.S. Real Estate Small Cap ETF	23,136,245	(23,136,245)	—	—	—	—
IQ 50 Percent Hedged FTSE International ETF	1,229,260	(1,229,260)	—	—	—	—
IQ 50 Percent Hedged FTSE Europe ETF	343,642	(343,642)	—	—	—	—
IQ 50 Percent Hedged FTSE Japan ETF	116,782	(116,782)	—	—	—	—
IQ Leaders GTAA Tracker ETF	10,263,363	(10,263,363)	—	—	—	—
IQ Enhanced Core Bond U.S. ETF	24,852,247	(24,852,247)	—	—	—	—
IQ Enhanced Core Plus Bond U.S. ETF	36,221,728	(36,221,728)	—	—	—	—

1	The amount of collateral presented is limited such that the net amount cannot be less than zero.

At October 31, 2016 the Fund’s OTC derivative assets, which may be offset against the Fund’s OTC derivative liabilities and collateral received from the counterparty, are as follows:

Fund	Gross Amounts of Assets Presented in Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Net Amount of Derivatives Liabilities
IQ 50 Percent Hedged FTSE International ETF
Morgan Stanley	$2,661,413	$(34,030)	$2,627,383	$34,030	$(34,030)	$—
IQ 50 Percent Hedged FTSE Europe ETF
Morgan Stanley	558,816	(5,503)	553,313	5,503	(5,503)	—
IQ 50 Percent Hedged FTSE Japan ETF
Merrill Lynch	472,324	(4,519)	467,805	4,519	(4,519)	—

Investment Income and Expenses

Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Distributions of realized capital gains by underlying funds are recorded as realized capital gains on the ex-date. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust based upon the relative net assets or other appropriate measures. The Funds distribute substantially all their net investment income to shareholders in

Notes to Financial Statements (continued)

October 31, 2016 (unaudited)

the form of dividends. Net investment income and net capital gains are typically distributed to shareholders at least annually; the IQ U.S. Real Estate Small Cap ETF distributes income quarterly. IQ Enhanced Core Bond U.S. ETF and IQ Enhanced Core Plus Bond U.S. ETF distribute income monthly. Dividends may be declared and paid more frequently to comply with the distribution requirements of the Internal Revenue Code. The expenses of the investment companies in which a Fund invests are not included in the amounts shown as expenses on the Statements of Operations or in the expense ratios included in the financial highlights.

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

Investment Advisory Agreement

Under an Investment Advisory Agreement (“Advisory Agreement”) between the Trusts, on behalf of each Fund, the Advisor provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of a Fund, subject to the supervision of the Independent Trustees of the Trust (“Independent Trustees”). Pursuant to the Advisory Agreement, the Funds pay the Advisor an advisory fee, based on the average daily net assets of each Fund, at the following annual rates:

Fund	Rate
IQ Hedge Multi-Strategy Tracker ETF	0.75%
IQ Hedge Macro Tracker ETF	0.75%
IQ Hedge Market Neutral Tracker ETF	0.75%
IQ Hedge Long/Short Tracker ETF	0.75%
IQ Hedge Event-Driven Tracker ETF	0.75%
IQ Global Resources ETF	0.75%
IQ Merger Arbitrage ETF	0.75%
IQ Real Return ETF	0.48%
IQ Australia Small Cap ETF	0.69%
IQ Canada Small Cap ETF	0.69%
IQ Global Agribusiness Small Cap ETF	0.75%
IQ Global Oil Small Cap ETF	0.75%
IQ U.S. Real Estate Small Cap ETF	0.69%
IQ 50 Percent Hedged FTSE International ETF	0.35%
IQ 50 Percent Hedged FTSE Europe ETF	0.45%
IQ 50 Percent Hedged FTSE Japan ETF	0.45%
IQ Leaders GTAA Tracker ETF	0.45%
IQ Enhanced Core Bond U.S. ETF	0.25%
IQ Enhanced Core Plus Bond U.S. ETF	0.25%

Such fee is accrued daily and paid monthly.

The Advisor has agreed to pay all expenses of the Funds, except brokerage and other transaction expenses; extraordinary legal fees or expenses, such as those for litigation or arbitration; compensation and expenses of the Independent Trustees, counsel to the Independent Trustees, and the Funds’ chief compliance officer; extraordinary expenses; distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and the advisory fee payable to the Advisor hereunder.

For the IQ Enhanced Core Bond U.S. ETF and the IQ Enhanced Core Plus Bond U.S. ETF, the Advisor has entered into a Fee Waiver Agreement with the Funds under which it has contractually agreed, until August 28, 2017, to waive a portion of its management fee equal to 0.05% of the average daily net assets of each Fund. The Advisor may voluntarily waive any portion of its advisory fee from time to time, and may discontinue or modify any such voluntary limitations in the future at its discretion.

Distribution (12b-1 Fees)

ALPS Distributors, Inc. serves as the Funds’ distributor (the “Distributor”) pursuant to a Distribution Services Agreement. The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, the Funds are authorized to pay an amount up to 0.10% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose

Notes to Financial Statements (continued)

October 31, 2016 (unaudited)

these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (in each capacity, the “Administrator,” “Custodian” or “Transfer Agent”) serves as the Funds’ Administrator, Custodian and Transfer Agent pursuant to the Fund Administration and Accounting Agreement. Under the terms of this agreement, the Advisor pays the Funds’ Administrative, Custody and Transfer Agency fees. The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

As described in Note 4 below, the Distributor has entered into Participant Agreements with certain broker-dealers and others that allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds, also as described in Note 4 below. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds’ shares outstanding, act as executing or clearing broker for investment transactions on behalf of the Funds and/or serve as counterparty to derivative transactions with each Fund.

4. CAPITAL SHARE TRANSACTIONS

As of October 31, 2016, there were an unlimited number of no par value shares of beneficial interest authorized by the Trust. Shares are created and redeemed on a continuous basis at NAV only in groups of 50,000 shares called Creation Units. Except when aggregated in Creation Units, shares are not redeemable. Transactions in shares of the Funds are disclosed in detail in the Statements of Changes in Net Assets. Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to create and redeem whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

5. FEDERAL INCOME TAX

At October 31, 2016, the cost of investments on a tax basis including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
IQ Hedge Multi-Strategy Tracker ETF	$1,330,541,491	$19,306,968	$(14,035,934)	$5,271,034
IQ Hedge Macro Tracker ETF	12,851,003	62,500	(311,694)	(249,194)
IQ Hedge Market Neutral Tracker ETF	17,323,603	191,854	(52,094)	139,760
IQ Hedge Long/Short Tracker ETF	2,361,698	48,958	(34,299)	14,659
IQ Hedge Event-Driven Tracker ETF	5,090,308	—	(55,933)	(55,933)
IQ Global Resources ETF	146,966,669	9,254,986	(2,915,614)	6,339,372
IQ Merger Arbitrage ETF	140,593,765	1,589,330	(4,090,968)	(2,501,638)
IQ Real Return ETF	32,878,464	198,554	(87,588)	110,966
IQ Australia Small Cap ETF	10,006,225	790,221	(1,048,790)	(258,569)
IQ Canada Small Cap ETF	14,399,013	988,186	(2,548,264)	(1,560,078)
IQ Global Agribusiness Small Cap ETF	12,754,560	2,449,445	(1,114,969)	1,334,476
IQ Global Oil Small Cap ETF	4,444,724	299,012	(824,820)	(525,808)
IQ U.S. Real Estate Small Cap ETF	96,813,581	5,230,526	(8,710,790)	(3,480,264)
IQ 50 Percent Hedged FTSE International ETF	166,891,229	7,601,815	(7,786,308)	(184,493)
IQ 50 Percent Hedged FTSE Europe ETF	33,745,608	335,117	(4,677,171)	(4,342,054)
IQ 50 Percent Hedged FTSE Japan ETF	24,582,791	2,138,848	(1,639,052)	499,796
IQ Leaders GTAA Tracker ETF	39,731,319	271,363	(377,438)	(106,075)
IQ Enhanced Core Bond U.S. ETF	117,182,201	—	(538,871)	(538,871)
IQ Enhanced Core Plus Bond U.S. ETF	295,527,376	—	(1,437,965)	(1,437,965)

Notes to Financial Statements (continued)

October 31, 2016 (unaudited)

The tax character of distributions paid during the years ended April 30, 2016 and 2015 were as follows:

	2016			2015
Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital
IQ Hedge Multi-Strategy Tracker ETF	$5,414,930	$—	$—	$13,005,300	$—	$—
IQ Hedge Macro Tracker ETF	186,676	—	—	304,929	—	—
IQ Hedge Market Neutral Tracker ETF	—	—	—	221,006	—	—
IQ Hedge Long/Short Tracker ETF	35,914	—	—	—	—	—
IQ Hedge Event-Driven Tracker ETF	35,251	—	—	—	—	—
IQ Global Resources ETF	1,098,143	—	—	1,147,080	—	—
IQ Merger Arbitrage ETF	992,736	—	—	—	—	—
IQ Real Return ETF	2,630	—	—	24,006	—	—
IQ Australia Small Cap ETF	225,046	—	—	351,608	—	—
IQ Canada Small Cap ETF	192,923	—	—	106,182	—	—
IQ Global Agribusiness Small Cap ETF	166,361	—	—	267,937	—	—
IQ Global Oil Small Cap ETF	72,240	—	—	28,982	—	—
IQ U.S. Real Estate Small Cap ETF	3,031,724	—	1,905,746	2,917,585	—	787,254
IQ 50 Percent Hedged FTSE International ETF	446,626	—	—	—	—	—
IQ 50 Percent Hedged FTSE Europe ETF	331,580	—	—	—	—	—
IQ 50 Percent Hedged FTSE Japan ETF	—	—	—	—	—	—
IQ Leaders GTAA Tracker ETF	13,810	—	—	—	—	—

Since commencement of operations for IQ Enhanced Core Bond U.S. ETF and IQ Enhanced Core Plus Bond U.S. ETF (May 10, 2016) was after fiscal year end, they have been excluded from the table.

Capital losses incurred after October 31 (“Post-October Losses”) and certain late year ordinary income losses within the taxable year can be deemed to arise on the first business day of the Funds’ next taxable year. For the year ended April 30, 2016, the Funds incurred and elected to defer to May 1, 2016 post-October losses and late year ordinary losses of:

Fund	Late Year Ordinary Losses	Short-Term Post October Losses	Long-Term Post October Losses
IQ Hedge Multi-Strategy Tracker ETF	$(2,222,384)	$16,554,763	$1,161,391
IQ Hedge Macro Tracker ETF	(244,695)	(278,796)	(198,244)
IQ Hedge Market Neutral Tracker ETF	—	(274,244)	(2,857)
IQ Hedge Long/Short Tracker ETF	(7,435)	(29,729)	(40,869)
IQ Hedge Event-Driven Tracker ETF	—	—	—
IQ Global Resources ETF	—	(730,589)	(5,836,857)
IQ Merger Arbitrage ETF	(110,785)	(92,458)	(18,189)
IQ Real Return ETF	(76,129)	(151,730)	(17,201)
IQ Australia Small Cap ETF	—	(49,382)	(182,458)
IQ Canada Small Cap ETF	—	(117,515)	(1,159,651)
IQ Global Agribusiness Small Cap ETF	—	(99,230)	(48,986)
IQ Global Oil Small Cap ETF	—	(339,032)	(224,123)
IQ U.S. Real Estate Small Cap ETF	—	(238,517)	(1,793,108)
IQ 50 Percent Hedged FTSE International ETF	—	(731,070)	(656,428)
IQ 50 Percent Hedged FTSE Europe ETF	—	(386,190)	(259,386)
IQ 50 Percent Hedged FTSE Japan ETF	—	(855,184)	(1,035,572)
IQ Leaders GTAA Tracker ETF	(381)	—	—

Since commencement of operations for IQ Enhanced Core Bond U.S. ETF and IQ Enhanced Core Plus Bond U.S. ETF (May 10, 2016) was after fiscal year end, they have been excluded from the table.

Notes to Financial Statements (continued)

October 31, 2016 (unaudited)

On December 22, 2010, the Regulated Investment Company (“RIC”) Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, are effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. Rules in effect previously limited the carryforward period to eight years and all carryforwards were considered short-term in character. Capital loss carryforwards generated in taxable years beginning after the effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to the effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

At April 30, 2016, the Funds listed below had net capital loss carryforwards for Federal income tax purposes which are available for offset against future taxable net capital gains. The amounts were determined after adjustments for certain differences between financial reporting and tax purposes, such as wash sale losses. Accordingly, no capital gain distributions are expected to be paid to shareholders of these Funds until future net capital gains have been realized in excess of the available capital loss carryforwards. There is no assurance that any Fund will be able to utilize all of its capital loss carryforwards before they expire. These loss carryforwards expire in amounts and fiscal years as follows:

Fund	Short-Term Expiring April 30, 2018	Short-Term Expiring April 30, 2019	Utilized on Current Year	Short-Term With No Expiration	Long-Term With No Expiration
IQ Hedge Multi-Strategy Tracker ETF	$841,667	$5,603,304	$—	$60,335,430	$1,655,515
IQ Hedge Macro Tracker ETF	80,017	531,209	—	4,052,532	877,735
IQ Hedge Market Neutral Tracker ETF	—	—	—	526,705	73,748
IQ Hedge Long/Short Tracker ETF	—	—	—	20,600	—
IQ Hedge Event-Driven Tracker ETF	—	—	—	—	—
IQ Global Resources ETF	—	—	—	32,544,718	12,331,081
IQ Merger Arbitrage ETF	—	—	—	5,154,719	—
IQ Real Return ETF	—	—	—	614,180	1,427,616
IQ Australia Small Cap ETF	—	—	—	2,738,011	5,719,133
IQ Canada Small Cap ETF	—	161,421	—	8,855,107	10,189,590
IQ Global Agribusiness Small Cap ETF	—	—	—	2,938,779	4,272,629
IQ Global Oil Small Cap ETF	—	—	—	280,442	621,313
IQ U.S. Real Estate Small Cap ETF	—	—	—	1,377,987	—
IQ 50 Percent Hedged FTSE International ETF	—	—	—	21,227	—
IQ 50 Percent Hedged FTSE Europe ETF	—	—	—	25,150	—
IQ 50 Percent Hedged FTSE Japan ETF	—	—	—	50,551	—
IQ Leaders GTAA Tracker ETF	—	—	—	50,742	—

Since commencement of operations for IQ Enhanced Core Bond U.S. ETF and IQ Enhanced Core Plus Bond U.S. ETF (May 10, 2016) was after fiscal year end, they have been excluded from the table.

Notes to Financial Statements (continued)

October 31, 2016 (unaudited)

6. OTHER AFFILIATED PARTIES AND TRANSACTIONS

If a Fund owns more than 5% of the outstanding voting shares of another issuer, the issuer may be considered affiliate. At October 31, 2016, the following funds held more than 5% of the outstanding voting shares:

IQ Hedge Multi-Strategy Tracker ETF

Affiliated Fund Name	Shares Held	Value April 30, 2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Value October 31, 2016	Dividend Income
SPDR S&P Emerging Markets SmallCap ETF	665,009	$676,277	$29,287,528	$(835,611)	$12,463	$28,595,387	$—

IQ Enhanced Core Plus Bond U.S. ETF

Affiliated Fund Name	Shares Held	Value April 30, 2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Value October 31, 2016	Dividend Income
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	1,284,709	$—	$38,764,662	$(3,869,516)	$(15,927)	$34,622,908	$266,854

An issuer which is under common control with a fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the following to be affiliated issuers. As of October 31, 2016, New York Life Insurance & Annuity Corporation was known to own beneficially greater than 5% of the shares outstanding of the following funds:

Fund	% Ownership
IQ Global Resources ETF	50.79%
IQ 50 Percent Hedged FTSE International ETF	82.50%
IQ Leaders GTAA Tracker ETF	91.79%
IQ Enhanced Core Bond U.S. ETF	54.08%
IQ Enhanced Core Plus Bond U.S. ETF	76.20%

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments) for the period ended October 31, 2016 are as follows:

Fund	Purchases	Sales	Purchases In-Kind	Sales In-Kind
IQ Hedge Multi-Strategy Tracker ETF	$1,351,244,418	$1,364,010,966	$117,186,911	$17,335,516
IQ Hedge Macro Tracker ETF	2,940,493	3,078,818	—	4,981,338
IQ Hedge Market Neutral Tracker ETF	4,974,802	5,169,529	1,291,142	2,553,905
IQ Hedge Long/Short Tracker ETF	1,106,147	1,123,011	—	—
IQ Hedge Event-Driven Tracker ETF	178,215	145,877	3,025,750	—
IQ Global Resources ETF	75,669,988	77,057,740	71,975,937	1,154,722
IQ Merger Arbitrage ETF	193,392,491	200,232,259	20,849,689	26,692,360
IQ Real Return ETF	16,863,009	16,788,234	—	—
IQ Australia Small Cap ETF	1,493,364	1,337,613	1,653,093	—
IQ Canada Small Cap ETF	2,666,976	2,628,474	—	—
IQ Global Agribusiness Small Cap ETF	3,578,711	3,483,516	—	—
IQ Global Oil Small Cap ETF	770,615	748,429	496,060	—
IQ U.S. Real Estate Small Cap ETF	14,241,888	12,571,453	27,041,775	17,641,057
IQ 50 Percent Hedged FTSE International ETF	12,609,647	5,618,965	81,915,585	—
IQ 50 Percent Hedged FTSE Europe ETF	4,644,286	3,081,030	50,028,830	63,501,156
IQ 50 Percent Hedged FTSE Japan ETF	989,230	2,996,946	—	—
IQ Leaders GTAA Tracker ETF	7,711,006	7,718,532	41,304,737	10,575,435
IQ Enhanced Core Bond U.S. ETF	19,000,608	19,014,447	98,964,234	7,154,306
IQ Enhanced Core Plus Bond U.S. ETF	99,292,444	99,170,350	282,893,835	22,332,060

Notes to Financial Statements (continued)

October 31, 2016 (unaudited)

8. DERIVATIVE FINANCIAL INSTRUMENTS

Swap Transactions

A swap agreement is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Funds’ obligations or rights under a swap agreement entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for total return swaps. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Funds or if the reference index, security or investments do not perform as expected.

The value of a total return swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Segregated securities are designated on the Schedules of Investments and cash deposited is recorded on the Statements of Assets and Liabilities. Daily changes in valuation of total return swaps, if any, are recorded as unrealized appreciation or depreciation on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation in the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

When the Funds have an unrealized loss on a swap agreement, the Funds have instructed the custodian to pledge cash or liquid securities as collateral with a value at least equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted with the fluctuations of the swap value.

Certain of the Funds intend to use total return swaps in several ways to replicate the performance of the Index. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. Therefore the Funds consider the creditworthiness of the counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying instruments.

Pursuant to documentation governing the Funds’ swap transactions with Morgan Stanley, Morgan Stanley has the right to terminate the swaps early in the event that the net assets of the given Fund decline below specific levels set forth in the documentation (“net asset contingent features”). In the event of early termination, Morgan Stanley may require the Funds to pay or receive a settlement amount in connection with the terminated swap transaction. IQ Leaders GTAA Tracker ETF utilized swaps to affect both long and short exposure to several asset classes and market segments, including long exposure to convertible bonds, corporate bonds, government bonds, and domestic and international equities; and short exposure to domestic consumer equities, domestic energy related equities, high yield bonds, and intermediate term treasury notes. As of October 31, 2016, the Funds have not triggered the conditions under such documentation that will give the counterparty the right to call for an early termination. As of such date, the settlement values of these contracts were approximately equal to the fair value of such contracts.

Futures Contracts

Certain Funds may invest in futures contracts (“futures”) in order to replicate exposures to their respective underlying index components. Investments in futures may increase or leverage exposure to a particular market risk, thereby increasing price volatility of derivative instruments a Fund holds. No price is paid or received by a Fund upon the purchase of a futures contract.

Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures

Notes to Financial Statements (continued)

October 31, 2016 (unaudited)

contracts are recorded as change in net unrealized appreciation/depreciation in the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported in the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

At October 31, 2016, there were no open futures contracts.

Forward Foreign Currency Exchange Contracts

Certain Funds may enter into foreign currency transactions to seek a closer correlation between the Funds’ overall currency exposures and the currency exposures of the Underlying Index as a part of its principal investment strategy.

The Funds may enter into forward foreign currency exchange contracts for hedging purposes, to seek to protect against anticipated changes in future foreign currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are generally charged at any stage for trades.

Upon entering into a forward foreign currency contract a Fund is required to segregate permissible liquid assets, or engage in other measures approved by the SEC to “cover” the Fund’s obligations relating to its transactions in derivatives. Fluctuations in the value of open forward contracts are recorded for book purposes as unrealized gains or losses on forward contracts by the Funds. Realized gains and losses on forward contracts include net gains or losses recognized by the Funds on contracts which have matured or were sold.

The open forward foreign currency contracts at October 31, 2016, are listed in the Schedules of Investments. The unrealized appreciation/depreciation, as applicable, is included in the Statements of Assets and Liabilities.

Total Return Swaps reflects a reset date as of October 31, 2016, therefore, there is no unrealized appreciation (depreciation) reflected on the Statements of Assets and Liabilities.

At October 31, 2016, the fair values of derivative instruments reflected on the Statements of Assets and Liabilities were as follows:

Asset Derivatives

Currency Risk
IQ 50 Percent Hedged FTSE International ETF
Unrealized appreciation on forward foreign currency contracts	$2,661,413
IQ 50 Percent Hedged FTSE Europe ETF
Unrealized appreciation on forward foreign currency contracts	558,816
IQ 50 Percent Hedged FTSE Japan ETF
Unrealized appreciation on forward foreign currency contracts	472,324

Liability Derivatives

Currency Risk
IQ 50 Percent Hedged FTSE International ETF
Unrealized depreciation on forward foreign currency contracts	$(34,030)
IQ 50 Percent Hedged FTSE Europe ETF
Unrealized depreciation on forward foreign currency contracts	(5,503)
IQ 50 Percent Hedged FTSE Japan ETF
Unrealized depreciation on forward foreign currency contracts	(4,519)

Notes to Financial Statements (continued)

October 31, 2016 (unaudited)

Transactions in derivative instruments reflected on the Statements of Operations during the period ended October 31, 2016 as follows:

Fund	Currency Risk	Equity Risk
IQ Hedge Multi-Strategy Tracker ETF
Realized gain (loss)
Swap transactions		$(21,398,765)
IQ Hedge Macro Tracker ETF
Realized gain (loss)
Swap transactions		$(87,104)
IQ Hedge Market Neutral Tracker ETF
Realized gain (loss)
Swap transactions		$(254,547)
IQ Hedge Long/Short Tracker ETF
Realized gain (loss)
Swap transactions		$(27,304)
IQ Hedge Event-Driven Tracker ETF
Realized gain (loss)
Swap transactions		$(2,277)
IQ Global Resources ETF
Realized gain (loss)
Swap transactions		$(503,930)
IQ Merger Arbitrage ETF
Realized gain (loss)
Swap transactions		$64,664
IQ 50 Percent Hedged FTSE International ETF
Realized gain (loss)
Forward foreign currency contracts	$221,583
Change in unrealized appreciation (depreciation)
Forward foreign currency contracts	$3,118,367
IQ 50 Percent Hedged FTSE Europe ETF
Realized gain (loss)
Forward foreign currency contracts	$2,132,607
Change in unrealized appreciation (depreciation)
Forward foreign currency contracts	$796,088
IQ 50 Percent Hedged FTSE Japan ETF
Realized gain (loss)
Forward foreign currency contracts	$(1,287,071)
Change in unrealized appreciation (depreciation)
Forward foreign currency contracts	$1,088,424
IQ Leaders GTAA Tracker ETF
Realized gain (loss)
Swap transactions		$75,323

Notes to Financial Statements (continued)

October 31, 2016 (unaudited)

For the period ended October 31, 2016, the monthly average volume of the derivatives held by the Funds was as follows:

	Average Notional Value
	IQ Hedge Multi-Strategy Tracker ETF	IQ Hedge Macro Tracker ETF	IQ Hedge Market Neutral Tracker ETF	IQ Hedge Long/Short Tracker ETF	IQ Hedge Event-Driven Tracker ETF	IQ Global Resources ETF
Asset Derivatives
Swap contracts	$327,607,945	$3,095,201	$4,386,604	$575,298	$322,872	$21,891,304
Forward foreign currency contracts	—	—	—	—	—	—
Liability Derivatives
Swap contracts	$(337,819,323)	$(3,070,237)	$(4,382,458)	$(574,551)	$(322,749)	$—
Forward foreign currency contracts	—	—	—	—	—	—

	Average Notional Value
	IQ Merger Arbitrage ETF	IQ 50 Percent Hedged FTSE International ETF	IQ 50 Percent Hedged FTSE Europe ETF	IQ 50 Percent Hedged FTSE Japan ETF	IQ Leaders GTAA Tracker ETF
Asset Derivatives
Swap contracts	$28,279,189	$—	$—	$—	$3,151,440
Forward foreign currency contracts	—	193,846,352	69,492,433	37,588,862	—
Liability Derivatives
Swap contracts	$—	$—	$—	$—	$(3,151,901)
Forward foreign currency contracts	—	(193,448,876)	(69,118,127)	(37,706,545)	—

9. RISKS INVOLVED WITH INVESTING IN THE FUNDS

The Funds are subject to the principal risks described below, some or all of these risks may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in a Fund could result in a loss or the performance of a Fund could be inferior to that of other investments.

Currency Risk1

Certain Funds will invest in securities denominated in currencies other than U.S. dollars (foreign currencies) and much of the income received by the Fund will be in foreign currencies, but the Underlying Index and the Fund’s NAV will be calculated in U.S. dollars. Furthermore a Fund may convert cash in U.S. dollars to foreign currencies to purchase securities. Both the Fund’s ability to track the Underlying Index and Fund returns in general may be adversely impacted by changes in currency exchange rates, which can occur quickly and without warning.

Currency Hedging Risk2

Certain Funds use various strategies to attempt to reduce the impact of changes in the value of a foreign currency against the U.S. dollar. These strategies may not be successful. Currency exchange rates can be very volatile and can change quickly and unpredictably. Therefore, the value of an investment in a Fund may also go up or down quickly and unpredictably and investors may lose money.

Fund of Funds Risk3

Certain Funds’ investment performance, because they are funds of funds, depend on the investment performance of the underlying ETFs in which they invest. An investment in any such Fund is subject to the risks associated with the underlying ETFs that comprise its Underlying Index. Such a Fund will indirectly pay a proportional share of the asset-based fees, if any, of the underlying ETFs in which it invests.

Exchange Traded Vehicle Risk3

Unlike an investment in a mutual fund, the value of the Funds’ investments in ETFs, exchange-traded vehicles (“ETVs”) and exchange-traded notes (“ETNs”) is based on stock market prices and the Funds could lose money due to stock market developments, the failure of an active trading market to develop, or exchange trading halts or de-listings. Federal law prohibits the Funds from acquiring investment company shares, including shares of ETFs, in excess of specific thresholds unless exempted by rule, regulation or exemptive order. These prohibitions may prevent the Funds from allocating their investments to ETFs in an optimal manner.

1	Applies to IQ Australia Small Cap ETF, IQ Canada Small Cap ETF, IQ Global Agribusiness Small Cap ETF, IQ Global Oil Small Cap ETF, IQ 50 Percent Hedged FTSE International ETF, IQ 50 Percent Hedged FTSE Europe ETF, and IQ 50 Percent Hedged FTSE Japan ETF.
2	Applies to IQ 50 Percent Hedged FTSE International ETF, IQ 50 Percent Hedged FTSE Europe ETF, and IQ 50 Percent Hedged FTSE Japan ETF.
3	Applies to IQ Hedge Multi-Strategy Tracker ETF, IQ Hedge Macro Tracker ETF, IQ Hedge Market Neutral Tracker ETF, IQ Hedge Long/Short Tracker ETF, IQ Hedge Event-Driven Tracker ETF, IQ Real Return ETF, IQ Leaders GTAA Tracker, IQ Enhanced Core Bond U.S. ETF and IQ Enhanced Core Plus Bond U.S. ETF.

Notes to Financial Statements (continued)

October 31, 2016 (unaudited)

Index Risk

The Funds’ Underlying Indexes and the Funds rebalance only on a monthly or quarterly basis, which may cause the performance of the Underlying Indexes and the Funds to deviate from that of the market exposure that they are trying to achieve.

Industry Concentration Risk

A Fund will not invest 25% or more of the value of the Fund’s total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Tracking Error Risk

Each Fund’s performance may not match its Underlying Index during any period of time. Although each Fund attempts to track the performance of its Underlying Index, a Fund may not be able to duplicate its exact composition or return for any number of reasons, including but not limited to risk that the strategies used by the Advisor to match the performance of the Underlying Indexes may fail to produce the intended results, liquidity risk and new fund risk, as well as the incurring of Fund expenses, which the Underlying Index does not incur.

Foreign Securities Risk

Certain Funds invest directly or indirectly (through underlying ETFs) in the securities of non-U.S. issuers, which involves risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability.

Total Return Swap Risk4

Total return swaps give the Funds the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. Total return swaps can also be used to replicate an exposure to a short position in an asset class where the Funds have the right to receive the depreciation in value of a specified security, index or other instrument (“inverse swaps”). If the underlying asset in a total return swap declines in value (or increases in value, if an inverse swap) over the term of the swap, the Funds may also be required to pay the dollar value of that decline (or increase, if an inverse swap) to the counterparty. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty.

Futures Risk5

Certain Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

4	Applies to IQ Multi-Strategy Tracker ETF, IQ Hedge Macro Tracker ETF, IQ Hedge Market Neutral Tracker ETF, IQ Hedge Long/Short Tracker ETF, IQ Hedge Event-Driven Tracker ETF, IQ Merger Arbitrage ETF and IQ Leaders GTAA Tracker ETF.
5	Applies to IQ Global Resources ETF.

Notes to Financial Statements (concluded)

October 31, 2016 (unaudited)

Small Capitalization Companies Risk6

Certain Funds invest primarily in the stocks of small capitalization companies, which may be more volatile than those of larger companies. Stock prices of small capitalization companies are also more vulnerable than those of large capitalization companies to adverse business and economic developments, and the stocks of small capitalization companies may be thinly traded, making it difficult to buy and sell them.

New Fund Risk7

The Fund is a new fund. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels or it could ultimately liquidate.

10. REGULATORY MATTERS

On October 13, 2016 the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

11. SUBSEQUENT EVENTS

In the preparation of the financial statements, the Funds’ management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

6	Applies to IQ Australia Small Cap ETF, IQ Canada Small Cap ETF, IQ Global Agribusiness Small Cap ETF, IQ Global Oil Small Cap ETF and IQ U.S. Real Estate Small Cap ETF.
7	Applies to IQ Enhanced Core Bond U.S. ETF and IQ Enhanced Core Plus Bond U.S. ETF.

SEMI-ANNUAL REPORT    |   OCTOBER 31, 2016

IndexIQ ETF Trust

IQ Hedge Multi-Strategy Tracker ETF
IQ Hedge Macro Tracker ETF
IQ Hedge Market Neutral Tracker ETF
IQ Hedge Long/Short Tracker ETF
IQ Hedge Event-Driven Tracker ETF
IQ Global Resources ETF
IQ Merger Arbitrage ETF
IQ Real Return ETF
IQ Australia Small Cap ETF
IQ Canada Small Cap ETF
IQ Global Agribusiness Small Cap ETF
IQ Global Oil Small Cap ETF
IQ U.S. Real Estate Small Cap ETF
IQ 50 Percent Hedged FTSE International ETF
IQ 50 Percent Hedged FTSE Europe ETF
IQ 50 Percent Hedged FTSE Japan ETF
IQ Leaders GTAA Tracker ETF
IQ Enhanced Core Bond U.S. ETF
IQ Enhanced Core Plus Bond U.S. ETF

Investment Advisor
IndexIQ Advisors LLC
800 Westchester Avenue
Suite S-710
Rye Brook, NY 10573

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Custodian/Fund Administrator/Transfer Agent
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

Legal Counsel
Kaye Scholer, LLP
250 West 55th Street
New York, New York 10019

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

ME10-12/16 1719488

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            IndexIQ ETF Trust

By (Signature and Title)*       /s/ Adam S. Patti

   Adam S. Patti

   (Principal Executive Officer)

Date                      January 4, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Adam S. Patti

    Adam S. Patti

   (Principal Executive Officer)

Date                      January 4, 2017

By (Signature and Title)*      /s/ David L. Fogel

  David L. Fogel

  (Principal Financial Officer)

Date                      January 4, 2017

* Print the name and title of each signing officer under his or her signature.